UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-22895

Capitol Series Trust

(Exact name of registrant as specified in charter)

Ultimus Fund Solutions, LLC

225 Pictoria Drive, Suite 450

Cincinnati, OH 45246

(Address of principal executive offices) (Zip code)

Zachary P. Richmond

Ultimus Fund Solutions, LLC

225 Pictoria Drive, Suite 450

Cincinnati, OH 45246

(Name and address of agent for service)

Registrant’s telephone number, including area code:	513-587-3400

Date of fiscal year end:	September 30

Date of reporting period:	March 31, 2024

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

(a)

FullerThaler Behavioral Small-Cap Equity Fund

FullerThaler Behavioral Small-Cap Growth Fund

FullerThaler Behavioral Mid-Cap Value Fund

FullerThaler Behavioral Unconstrained Equity Fund

FullerThaler Behavioral Small-Mid Core Equity Fund

FullerThaler Behavioral Micro-Cap Equity Fund

FullerThaler Behavioral Mid-Cap Equity Fund

Semi-Annual Report

March 31, 2024

411 Borel Avenue, Suite 300
San Mateo, CA 94402
(888) 912-4562
www.fullerthalerfunds.com

Investment Results (Unaudited)

Average Annual Total Returns* as of March 31, 2024

					Since
					Inception
	Six Months	One Year	Five Year	Ten Year	(12/19/18)
FullerThaler Behavioral Small-Cap Equity Fund
R6 Shares	27.95%	31.31%	15.92%	12.69%
Institutional Shares	27.90%	31.17%	15.80%	12.55%
Investor Shares	27.71%	30.75%	15.46%	12.29%
A Shares
Without Load	27.69%	30.78%	15.50%		17.42%
With Load	20.36%	23.26%	14.13%		16.12%
C Shares
Without Load	27.33%	30.02%	14.81%		16.71%
With Load	26.33%	30.02%	14.81%		16.71%
Russell 2000® Index(a)	19.94%	19.71%	8.10%	7.58%	10.48%

			Institutional	Investor
		R6 Shares	Shares	Shares	A Shares	C Shares
Expense Ratio(b)		0.64%	0.75%	1.05%	1.04%	1.64%

The performance quoted represents past performance, which does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on FullerThaler Behavioral Small-Cap Equity Fund (the “Small-Cap Equity Fund”) distributions or the redemption of Small-Cap Equity Fund shares. Current performance of the Small-Cap Equity Fund may be lower or higher than the performance quoted. The Small-Cap Equity Fund’s investment objectives, risks, charges and expenses must be considered carefully before investing. Performance data current to the most recent month end may be obtained by calling (888) 912-4562.

*	Return figures reflect any change in price per share and assume the reinvestment of all distributions. The Small-Cap Equity Fund’s returns reflect any fee waivers during the applicable periods. If such fee waivers had not occurred, the quoted performance would have been lower. Prior to October 26, 2015, the performance reflected represents that of a series of Allianz Funds Multi-Strategy Trust for which Fuller Thaler Asset Management, Inc. (the “Adviser”) served as the sole sub-adviser (“the Predecessor Fund”) (see Note 1). Total returns for periods less than 1 year are not annualized.

(a)	The Russell 2000® Index (“Russell 2000”) is a widely recognized unmanaged index of equity securities and is representative of a broader domestic equity market and range of securities than is found in the Small-Cap Equity Fund’s portfolio. The Russell 2000 measures the performance of the small-cap segment of the U.S. equity universe and is a subset of the Russell 3000® Index. Individuals cannot invest directly in an index; however, an individual can invest in exchange traded funds or other investment vehicles that attempt to track the performance of a benchmark index.

(b)	The expense ratios are from the Small-Cap Equity Fund’s most recent prospectus dated January 29, 2024. The Adviser has contractually agreed to waive its management fee and/or reimburse

Investment Results (Unaudited) (continued)

Small-Cap Equity Fund expenses so that total annual operating expenses do not exceed 1.30%, 1.80%, 1.25%, 0.92% and 0.80% for A Shares, C Shares, Investor Shares, Institutional Shares and R6 Shares, respectively, of the average daily net assets for each class through January 31, 2025. The expense limitation does not apply to (i) interest (other than custodial overdraft fees and expenses associated with the Small-Cap Fund’s participation in an alternative liquidity program), (ii) taxes, (iii) brokerage fees and commissions, (iv) other extraordinary expenses not incurred in the ordinary course of the Small-Cap Equity Fund’s business, (v) dividend expense on short sales and (vi) indirect expenses such as acquired fund fees and expenses incurred by the Small-Cap Equity Fund in any fiscal year. During any fiscal year that the Investment Advisory Agreement between the Adviser and Capitol Series Trust (the “Trust”) is in effect, the Adviser may recoup the sum of all fees previously waived or expenses reimbursed, less any reimbursement previously paid, provided that the Adviser is only permitted to recoup fees or expenses within 36 months from the date the fee waiver or expense reimbursement occurred and provided further that such recoupment can be achieved within the Expense Limitation Agreement currently in effect and the Expense Limitation Agreement in place when the waiver/reimbursement occurred. The Expense Limitation Agreement may not be terminated by the Adviser prior to its expiration date, but the Board of Trustees of the Trust (the “Board”) may terminate such agreement at any time. The Expense Limitation Agreement shall terminate automatically upon the termination of the Advisory Agreement. Additional information pertaining to the Small-Cap Equity Fund’s expense ratios as of March 31, 2024 can be found in the financial highlights.

The Small-Cap Equity Fund’s investment objectives, strategies, risks, charges and expenses must be considered carefully before investing. The Small-Cap Equity Fund’s prospectus contains this and other important information about the Small-Cap Equity Fund and may be obtained by calling (888) 912-4562. Please read it carefully before investing.

The Small-Cap Equity Fund is distributed by Ultimus Fund Distributors, LLC, Member FINRA/SIPC.

Investment Results (Unaudited) (continued)

Average Annual Total Returns* as of March 31, 2024

				Since	Since
				Inception	Inception
	Six Months	One Year	Five Year	(12/21/17)	(12/19/18)
FullerThaler Behavioral Small-Cap Growth Fund
R6 Shares	35.67%	41.29%	18.40%	16.52%
Institutional Shares	35.62%	41.18%	18.29%	16.42%
Investor Shares	35.42%	40.76%	17.97%	16.11%
A Shares
Without Load	35.40%	40.65%	17.91%		19.83%
With Load	27.61%	32.55%	16.53%		18.49%
C Shares
Without Load	35.05%	39.97%	17.33%		19.24%
With Load	34.05%	39.97%	17.33%		19.24%
Russell 2000® Growth Index(a)	21.30%	20.35%	7.38%	6.78%	10.33%

	Expense Ratios(b)
		Institutional	Investor
	R6 Shares	Shares	Shares	A Shares	C Shares
Gross	0.98%	1.12%	1.42%	1.39%	2.00%
With Applicable Waivers	0.86%	0.96%	1.25%	1.30%	1.80%

The performance quoted represents past performance, which does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on FullerThaler Behavioral Small-Cap Growth Fund (the “Small-Cap Growth Fund”) distributions or the redemption of Small-Cap Growth Fund shares. Current performance of the Small-Cap Growth Fund may be lower or higher than the performance quoted. The Small-Cap Growth Fund’s investment objectives, risks, charges and expenses must be considered carefully before investing. Performance data current to the most recent month end may be obtained by calling (888) 912-4562.

*	Return figures reflect any change in price per share and assume the reinvestment of all distributions. The Small-Cap Growth Fund’s returns reflect any fee waivers during the applicable periods. If such fee waivers had not occurred, the quoted performance would have been lower. Total returns for periods less than 1 year are not annualized.

(a)	The Russell 2000® Growth Index (“Russell 2000 Growth”) is a widely recognized unmanaged index of equity securities and is representative of a broader domestic equity market and range of securities than is found in the Small-Cap Growth Fund’s portfolio. Russell 2000 Growth measures the performance of those Russell 2000 companies with higher price/book ratios and higher forecasted growth values. Individuals cannot invest directly in an index; however, an individual can invest in exchange traded funds or other investment vehicles that attempt to track the performance of a benchmark index.

(b)	The expense ratios are from the Small-Cap Growth Fund’s most recent prospectus dated January

Investment Results (Unaudited) (continued)

29, 2024. The Adviser has contractually agreed to waive its management fee and/or reimburse Small-Cap Growth Fund expenses so that total annual operating expenses do not exceed 1.30%, 1.80%, 1.25%, 0.96%, and 0.86% for A Shares, C Shares, Investor Shares, Institutional Shares and R6 Shares, respectively, of the average daily net assets for each class through January 31, 2025. The expense limitation does not apply to (i) interest (other than custodial overdraft fees and expenses associated with the Small-Cap Growth Fund’s participation in an alternative liquidity program), (ii) taxes, (iii) brokerage fees and commissions, (iv) other extraordinary expenses not incurred in the ordinary course of the Small-Cap Growth Fund’s business, (v) dividend expense on short sales and (vi) indirect expenses such as acquired fund fees and expenses incurred by the Small-Cap Growth Fund in any fiscal year. During any fiscal year that the Investment Advisory Agreement between the Adviser and the Trust is in effect, the Adviser may recoup the sum of all fees previously waived or expenses reimbursed, less any reimbursement previously paid, provided that the Adviser is only permitted to recoup fees or expenses within 36 months from the date the fee waiver or expense reimbursement occurred and provided further that such recoupment can be achieved within the Expense Limitation Agreement currently in effect and the Expense Limitation Agreement in place when the waiver/reimbursement occurred. The Expense Limitation Agreement may not be terminated by the Adviser prior to its expiration date, but the Board may terminate such agreement at any time. The Expense Limitation Agreement shall terminate automatically upon the termination of the Advisory Agreement. Additional information pertaining to the Small-Cap Growth Fund’s expense ratios as of March 31, 2024 can be found in the financial highlights.

The Small-Cap Growth Fund’s investment objectives, strategies, risks, charges and expenses must be considered carefully before investing. The prospectus contains this and other important information about the Small-Cap Growth Fund and may be obtained by calling (888) 912-4562. Please read it carefully before investing.

The Small-Cap Growth Fund is distributed by Ultimus Fund Distributors, LLC, Member FINRA/SIPC.

Investment Results (Unaudited) (continued)

Average Annual Total Returns* as of March 31, 2024

				Since	Since
				Inception	Inception
	Six Months	One Year	Five Year	(12/21/17)	(3/10/22)
FullerThaler Behavioral Mid-Cap Value Fund
R6 Shares	23.11%	23.69%	12.54%	10.02%
Institutional Shares	23.05%	23.58%	12.41%	9.92%
Investor Shares	22.87%	23.18%	12.12%	9.62%
A Shares
Without Load	22.84%	23.11%			7.27%
With Load	15.78%	16.02%			4.23%
C Shares
Without Load	22.51%	22.51%			6.71%
With Load	21.51%	22.51%			6.71%
Russell Midcap® Value Index(a)	21.33%	20.40%	9.94%	7.95%	6.79%

	Expense Ratios(b)
		Institutional	Investor
	R6 Shares	Shares	Shares	A Shares	C Shares
Gross	0.83%	0.97%	1.25%	1.20%	1.83%
With Applicable Waivers	0.69%	0.79%	1.15%	1.20%	1.70%

The performance quoted represents past performance, which does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on FullerThaler Behavioral Mid-Cap Value Fund (the “Mid-Cap Value Fund”) distributions or the redemption of Mid-Cap Value Fund shares. Current performance of the Mid-Cap Value Fund may be lower or higher than the performance quoted. The Mid-Cap Value Fund’s investment objectives, risks, charges and expenses must be considered carefully before investing. Performance data current to the most recent month end may be obtained by calling (888) 912-4562.

*	Return figures reflect any change in price per share and assume the reinvestment of all distributions. The Mid-Cap Value Fund’s returns reflect any fee waivers during the applicable periods. If such fee waivers had not occurred, the quoted performance would have been lower. Total returns for periods less than 1 year are not annualized.

(a)	The Russell Midcap® Value Index (“Russell Midcap Value”) is a widely recognized unmanaged index of equity securities and is representative of a broader domestic equity market and range of securities than is found in the Mid-Cap Value Fund’s portfolio. The Russell Midcap Value measures the performance of those Russell Midcap companies with lower price/book ratios and lower forecasted growth values. Individuals cannot invest directly in an index; however, an individual can invest in exchange traded funds or other investment vehicles that attempt to track the performance of a benchmark index.

(b)	The expense ratios are from the Mid-Cap Value Fund’s most recent prospectus dated January 29,

Investment Results (Unaudited) (continued)

2024. The Adviser has contractually agreed to waive its management fee and/or reimburse Mid-Cap Value Fund expenses so that total annual operating expenses do not exceed 1.20%, 1.70%, 1.15%, 0.79%, and 0.69% for A Shares, C Shares, Investor Shares, Institutional Shares and R6 Shares, respectively, of the average daily net assets for each class through January 31, 2025. The expense limitation does not apply to (i) interest (other than custodial overdraft fees and expenses associated with the Mid-Cap Value Fund’s participation in an alternative liquidity program), (ii) taxes, (iii) brokerage fees and commissions, (iv) other extraordinary expenses not incurred in the ordinary course of the Mid-Cap Value Fund’s business, (v) dividend expense on short sales and (vi) indirect expenses such as acquired fund fees and expenses incurred by the Mid-Cap Value Fund in any fiscal year. During any fiscal year that the Investment Advisory Agreement between the Adviser and the Trust is in effect, the Adviser may recoup the sum of all fees previously waived or expenses reimbursed, less any reimbursement previously paid, provided that the Adviser is only permitted to recoup fees or expenses within 36 months from the date the fee waiver or expense reimbursement occurred and provided further that such recoupment can be achieved within the Expense Limitation Agreement currently in effect and the Expense Limitation Agreement in place when the waiver/ reimbursement occurred. This Expense Limitation Agreement may not be terminated by the Adviser prior to its expiration date, but the Board may terminate such agreement at any time. The Expense Limitation Agreement shall terminate automatically upon the termination of the Advisory Agreement. Additional information pertaining to the Mid-Cap Value Fund’s expense ratios as of March 31, 2024 can be found in the financial highlights.

The Mid-Cap Value Fund’s investment objectives, strategies, risks, charges and expenses must be considered carefully before investing. The prospectus contains this and other important information about the Mid-Cap Value Fund and may be obtained by calling (888) 912-4562. Please read it carefully before investing.

The Mid-Cap Value Fund is distributed by Ultimus Fund Distributors, LLC, Member FINRA/SIPC.

Investment Results (Unaudited) (continued)

Average Annual Total Returns* as of March 31, 2024

				Since	Since
				Inception	Inception
	Six Months	One Year	Five Year	(12/26/18)	(5/27/21)
FullerThaler Behavioral Unconstrained Equity Fund
R6 Shares	31.27%	35.03%	14.48%	17.92%
Institutional Shares	31.29%	35.00%	14.39%	17.82%
A Shares
Without Load	31.29%	34.78%			7.68%
With Load	23.73%	27.03%			5.47%
C Shares
Without Load	31.37%	34.55%			7.27%
With Load	30.37%	34.55%			7.27%
Russell 3000® Index(a)	23.30%	29.29%	14.34%	16.81%	8.27%
Russell MidCap Index(b)	22.52%	22.35%	11.10%	14.12%	4.32%

		Expense Ratios(b)
			Institutional
		R6 Shares	Shares	A Shares	C Shares
Gross		1.23%	1.42%	1.73%	2.32%
With Applicable Waivers		0.87%	0.97%	1.30%	1.80%

The performance quoted represents past performance, which does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on FullerThaler Behavioral Unconstrained Equity Fund (the “Unconstrained Equity Fund”) distributions or the redemption of Unconstrained Equity Fund shares. Current performance of the Unconstrained Equity Fund may be lower or higher than the performance quoted. The Unconstrained Equity Fund’s investment objectives, risks, charges and expenses must be considered carefully before investing. Performance data current to the most recent month end may be obtained by calling (888) 912-4562.

*	Return figures reflect any change in price per share and assume the reinvestment of all distributions. The Unconstrained Equity Fund’s returns reflect any fee waivers during the applicable periods. If such fee waivers had not occurred, the quoted performance would have been lower. Total returns for periods less than 1 year are not annualized.

(a)	The Russell 3000® Index (“Russell 3000”) measures the performance of the broad U.S. equity market. The Russell 3000 represents the 3000 largest U.S. publicly traded companies as measured by market capitalization. Individuals cannot invest directly in an index; however, an individual can invest in exchange traded funds or other investment vehicles that attempt to track the performance of a benchmark index.

(a)	The Russell Midcap® Index (“Russell Midcap”) is a widely recognized unmanaged index of equity securities and is representative of a broader domestic equity market and range of securities than is found in the Mid-Cap Equity Fund’s portfolio. The Russell Midcap measures the performance

Investment Results (Unaudited) (continued)

of the mid-cap segment of the US equity universe. Individuals cannot invest directly in an index; however, an individual can invest in exchange traded funds or other investment vehicles that attempt to track the performance of a benchmark index.

(b)	The expense ratios are from the Unconstrained Equity Fund’s most recent prospectus dated January 29, 2024. The Adviser has contractually agreed to waive its management fee and/or reimburse Unconstrained Equity Fund expenses so that total annual operating expenses do not exceed 1.30%, 1.80%, 0.97% and 0.87% for A Shares, C Shares, Institutional Shares and R6 Shares, respectively, of the average daily net assets for each class through January 31, 2025. The expense limitation does not apply to (i) interest (other than custodial overdraft fees and expenses associated with the Unconstrained Equity Fund’s participation in an alternative liquidity program), (ii) taxes, (iii) brokerage fees and commissions, (iv) other extraordinary expenses not incurred in the ordinary course of the Unconstrained Equity Fund’s business, (v) dividend expense on short sales and (vi) indirect expenses such as acquired fund fees and expenses incurred by the Unconstrained Equity Fund in any fiscal year. During any fiscal year that the Investment Advisory Agreement between the Adviser and the Trust is in effect, the Adviser may recoup the sum of all fees previously waived or expenses reimbursed, less any reimbursement previously paid, provided that the Adviser is only permitted to recoup fees or expenses within 36 months from the date the fee waiver or expense reimbursement occurred and provided further that such recoupment can be achieved within the Expense Limitation Agreement currently in effect and the Expense Limitation Agreement in place when the waiver/reimbursement occurred. This Expense Limitation Agreement may not be terminated by the Adviser prior to its expiration date, but the Board may terminate such agreement at any time. The Expense Limitation Agreement shall terminate automatically upon the termination of the Advisory Agreement. Additional information pertaining to the Unconstrained Equity Fund’s expense ratios as of March 31, 2024 can be found in the financial highlights.

The Unconstrained Equity Fund’s investment objectives, strategies, risks, charges and expenses must be considered carefully before investing. The prospectus contains this and other important information about the Unconstrained Equity Fund and may be obtained by calling (888) 912-4562. Please read it carefully before investing.

The Unconstrained Equity Fund is distributed by Ultimus Fund Distributors, LLC, Member FINRA/ SIPC.

Investment Results (Unaudited) (continued)

Average Annual Total Returns* as of March 31, 2024

				Since	Since
				Inception	Inception
	Six Months	One Year	Five Year	(12/26/18)	(3/10/22)
FullerThaler Behavioral Small-Mid Core Equity Fund
Institutional Shares	20.49%	19.73%	12.12%	14.66%
A Shares
Without Load	20.26%	19.26%			7.29%
With Load	13.36%	12.41%			4.24%
Russell 2500® Index(a)	21.20%	21.43%	9.90%	12.83%	6.25%

				Expense Ratios(b)
				Institutional
				Shares	A Shares
Gross				1.35%	1.62%
With Applicable Waivers				0.87%	1.26%

The performance quoted represents past performance, which does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on FullerThaler Behavioral Small-Mid Core Equity Fund (the “Small-Mid Core Equity Fund”) distributions or the redemption of Small-Mid Core Equity Fund shares. Current performance of the Small-Mid Core Equity Fund may be lower or higher than the performance quoted. The Small-Mid Core Equity Fund’s investment objectives, risks, charges and expenses must be considered carefully before investing. Performance data current to the most recent month end may be obtained by calling (888) 912-4562.

*	Return figures reflect any change in price per share and assume the reinvestment of all distributions. The Small-Mid Core Equity Fund’s returns reflect any fee waivers during the applicable periods. If such fee waivers had not occurred, the quoted performance would have been lower. Total returns for periods less than 1 year are not annualized.

(a)	The Russell 2500® Index (“Russell 2500”) is a widely recognized unmanaged index of equity securities and is representative of a broader domestic equity market and range of securities than is found in the Small-Mid Core Equity Fund’s portfolio. The Russell 2500 measures the performance of those Russell 2500 companies with lower price/book ratios and lower forecasted growth values. Individuals cannot invest directly in an index; however, an individual can invest in exchange traded funds or other investment vehicles that attempt to track the performance of a benchmark index.

(b)	The expense ratios are from the Small-Mid Core Equity Fund’s most recent prospectus dated January 29, 2024. The Adviser has contractually agreed to waive its management fee and/ or reimburse Small-Mid Core Equity Fund expenses so that total annual operating expenses do not exceed 1.26% and 0.87% of the Small-Mid Core Equity Fund’s A Shares and Institutional Shares average daily net assets through January 31, 2025. The expense limitation does not apply to (i) interest (other than custodial overdraft fees and expenses associated with the Small-Mid Core Equity Fund’s participation in an alternative liquidity program), (ii) taxes, (iii) brokerage fees and commissions, (iv) other extraordinary expenses not incurred in the ordinary course of the Small-Mid

Investment Results (Unaudited) (continued)

Core Equity Fund’s business, (v) dividend expense on short sales and (vi) indirect expenses such as acquired fund fees and expenses incurred by the Small-Mid Core Equity Fund in any fiscal year. During any fiscal year that the Investment Advisory Agreement between the Adviser and the Trust is in effect, the Adviser may recoup the sum of all fees previously waived or expenses reimbursed, less any reimbursement previously paid, provided that the Adviser is only permitted to recoup fees or expenses within 36 months from the date the fee waiver or expense reimbursement occurred and provided further that such recoupment can be achieved within the Expense Limitation Agreement currently in effect and the Expense Limitation Agreement in place when the waiver/reimbursement occurred. This Expense Limitation Agreement may not be terminated by the Adviser prior to its expiration date, but the Board may terminate such agreement at any time. The Expense Limitation Agreement shall terminate automatically upon the termination of the Advisory Agreement. Additional information pertaining to the Small-Mid Core Equity Fund’s expense ratios as of March 31, 2024 can be found in the financial highlights.

The Small-Mid Core Equity Fund’s investment objectives, strategies, risks, charges and expenses must be considered carefully before investing. The prospectus contains this and other important information about the Small-Mid Core Equity Fund and may be obtained by calling (888) 912-4562. Please read it carefully before investing.

The Small-Mid Core Equity Fund is distributed by Ultimus Fund Distributors, LLC, Member FINRA/ SIPC.

Investment Results (Unaudited) (continued)

Average Annual Total Returns* as of March 31, 2024

				Since
				Inception
	Six Months	One Year	Five Year	(12/28/18)
FullerThaler Behavioral Micro-Cap Equity Fund
Institutional Shares	7.78%	11.02%	3.90%	7.64%
Russell Microcap® Index(a)	21.49%	17.79%	6.90%	9.24%

			Expense Ratios(b)
			Institutional
			Shares
Gross			2.13%
With Applicable Waivers			1.29%

The performance quoted represents past performance, which does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on FullerThaler Behavioral Micro-Cap Equity Fund (the “Micro-Cap Equity Fund”) distributions or the redemption of Micro-Cap Equity Fund shares. Current performance of the Micro-Cap Equity Fund may be lower or higher than the performance quoted. The Micro-Cap Equity Fund’s investment objectives, risks, charges and expenses must be considered carefully before investing. Performance data current to the most recent month end may be obtained by calling (888) 912-4562.

*	Return figures reflect any change in price per share and assume the reinvestment of all distributions. The Micro-Cap Equity Fund’s returns reflect any fee waivers during the applicable periods. If such fee waivers had not occurred, the quoted performance would have been lower. Total returns for periods less than 1 year are not annualized.

(a)	The Russell Microcap® Index (“Russell Microcap”) measures the performance of the microcap segment of the U.S. equity market. Russell Microcap stocks make up less than 3% of the U.S. equity market (by market cap) and consist of the smallest 1,000 securities in the small cap Russell 2000® Index, plus the next smallest eligible securities by market cap. Individuals cannot invest directly in an index; however, an individual can invest in exchange traded funds or other investment vehicles that attempt to track the performance of a benchmark index.

(b)	The expense ratios are from the Micro-Cap Equity Fund’s most recent prospectus dated January 29, 2024. The Adviser has contractually agreed to waive its management fee and/or reimburse Micro-Cap Equity Fund expenses so that total annual operating expenses do not exceed 1.29% of the Micro-Cap Equity Fund’s Institutional Shares average daily net assets through January 31, 2025. The expense limitation does not apply to (i) interest (other than custodial overdraft fees and expenses associated with the Micro-Cap Equity Fund’s participation in an alternative liquidity program), (ii) taxes, (iii) brokerage fees and commissions, (iv) other extraordinary expenses not incurred in the ordinary course of the Micro-Cap Equity Fund’s business, (v) dividend expense on short sales and (vi) indirect expenses such as acquired fund fees and expenses incurred by the Micro-Cap Equity Fund in any fiscal year. During any fiscal year that the Investment Advisory Agreement between the Adviser and the Trust is in effect, the Adviser may recoup the sum of all fees previously waived or expenses reimbursed, less any reimbursement previously paid, provided that the Adviser

Investment Results (Unaudited) (continued)

is only permitted to recoup fees or expenses within 36 months from the date the fee waiver or expense reimbursement occurred and provided further that such recoupment can be achieved within the Expense Limitation Agreement currently in effect and the Expense Limitation Agreement in place when the waiver/reimbursement occurred. This Expense Limitation Agreement may not be terminated by the Adviser prior to its expiration date, but the Board may terminate such agreement at any time. The Expense Limitation Agreement shall terminate automatically upon the termination of the Advisory Agreement. Additional information pertaining to the Micro-Cap Equity Fund’s expense ratios as of March 31, 2024 can be found in the financial highlights.

The Micro-Cap Equity Fund’s investment objectives, strategies, risks, charges and expenses must be considered carefully before investing. The prospectus contains this and other important information about the Micro-Cap Equity Fund and may be obtained by calling (888) 912-4562. Please read it carefully before investing.

The Micro-Cap Equity Fund is distributed by Ultimus Fund Distributors, LLC, Member FINRA/SIPC.

Investment Results (Unaudited) (continued)

Total Returns* as of March 31, 2024

		Since
		Inception
		(10/2/23)
FullerThaler Behavioral Mid-Cap Equity Fund
Institutional Shares		24.37%
Russell Midcap® Index(a)		24.03%

	Expense Ratios(b)
	Institutional
	Shares
Gross	5.23%
With Applicable Waivers	0.79%

The performance quoted represents past performance, which does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on FullerThaler Behavioral Mid-Cap Equity Fund (the “Mid-Cap Equity Fund”) distributions or the redemption of Mid-Cap Equity Fund shares. Current performance of the Mid-Cap Equity Fund may be lower or higher than the performance quoted. The Mid-Cap Equity Fund’s investment objectives, risks, charges and expenses must be considered carefully before investing. Performance data current to the most recent month end may be obtained by calling (888) 912-4562.

*	Return figures reflect any change in price per share and assume the reinvestment of all distributions. The Mid-Cap Equity Fund’s returns reflect any fee waivers during the applicable periods. If such fee waivers had not occurred, the quoted performance would have been lower. Total returns for periods less than 1 year are not annualized.

(a)	The Russell Midcap® Index (“Russell Midcap”) is a widely recognized unmanaged index of equity securities and is representative of a broader domestic equity market and range of securities than is found in the Mid-Cap Equity Fund’s portfolio. The Russell Midcap measures the performance of the mid-cap segment of the US equity universe. Individuals cannot invest directly in an index; however, an individual can invest in exchange traded funds or other investment vehicles that attempt to track the performance of a benchmark index.

(b)	The expense ratios are from the Mid-Cap Equity Fund’s most recent prospectus dated January 29, 2024. The Adviser has contractually agreed to waive its management fee and/or reimburse Mid-Cap Equity Fund expenses so that total annual operating expenses do not exceed 0.79% of the Mid-Cap Equity Fund’s Institutional Shares average daily net assets through January 31, 2025. The expense limitation does not apply to (i) interest (other than custodial overdraft fees and expenses associated with the Mid-Cap Equity Fund’s participation in an alternative liquidity program), (ii) taxes, (iii) brokerage fees and commissions, (iv) other extraordinary expenses not incurred in the ordinary course of the Mid-Cap Equity Fund’s business, (v) dividend expense on short sales and (vi) indirect expenses such as acquired fund fees and expenses incurred by the Mid-Cap Equity Fund in any fiscal year. During any fiscal year that the Investment Advisory Agreement between the Adviser and the Trust is in effect, the Adviser may recoup the sum of all fees previously waived or expenses reimbursed, less any reimbursement previously paid, provided that the Adviser is only permitted to

Investment Results (Unaudited) (continued)

recoup fees or expenses within 36 months from the date the fee waiver or expense reimbursement occurred and provided further that such recoupment can be achieved within the Expense Limitation Agreement currently in effect and the Expense Limitation Agreement in place when the waiver/ reimbursement occurred. This Expense Limitation Agreement may not be terminated by the Adviser prior to its expiration date, but the Board may terminate such agreement at any time. The Expense Limitation Agreement shall terminate automatically upon the termination of the Advisory Agreement. Additional information pertaining to the Mid-Cap Equity Fund’s expense ratios as of March 31, 2024 can be found in the financial highlights.

The Mid-Cap Equity Fund’s investment objectives, strategies, risks, charges and expenses must be considered carefully before investing. The prospectus contains this and other important information about the Mid-Cap Equity Fund and may be obtained by calling (888) 912-4562. Please read it carefully before investing.

The Mid-Cap Equity Fund is distributed by Ultimus Fund Distributors, LLC, Member FINRA/SIPC.

Portfolio Illustration (Unaudited)

FullerThaler Behavioral Small-Cap Equity Fund Sector Holdings as of March 31, 2024.*

FullerThaler Behavioral Small-Cap Growth Fund Sector Holdings as of March 31, 2024.*

*	As a percentage of net assets.

Portfolio Illustration (Unaudited)

FullerThaler Behavioral Mid-Cap Value Fund Sector Holdings as of March 31, 2024.*

FullerThaler Behavioral Unconstrained Equity Fund Sector Holdings as of March 31, 2024.*

*	As a percentage of net assets.

Portfolio Illustration (Unaudited)

FullerThaler Behavioral Small-Mid Core Equity Fund Sector Holdings as of March 31, 2024.*

FullerThaler Behavioral Micro-Cap Equity Fund Sector Holdings as of March 31, 2024.*

*	As a percentage of net assets.

Portfolio Illustration (Unaudited)

FullerThaler Behavioral Mid-Cap Equity Fund Sector Holdings as of March 31, 2024.*

*	As a percentage of net assets.

Availability of Portfolio Schedules (Unaudited)

The Funds file their complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Funds’ Form N-PORT reports are available on the SEC’s website at http://www. sec.gov and on the Funds’ website at www.fullerthalerfunds.com.

FullerThaler Behavioral Small-Cap Equity Fund
Schedule of Investments
March 31, 2024 - (Unaudited)

	Shares	Fair Value
COMMON STOCKS — 95.96%
Apparel & Textile Products — 4.70%
Carter’s, Inc.(a)	847,519	$71,767,909
Crocs, Inc.(b)	798,187	114,779,291
Deckers Outdoor Corp.(b)	152,774	143,800,055
Kontoor Brands, Inc.	861,765	51,921,341
Oxford Industries, Inc.	124,124	13,951,538
Ralph Lauren Corp.	243,179	45,659,289
		441,879,423
Asset Management — 2.29%
Federated Hermes, Inc., Class B	2,342,965	84,627,896
Stifel Financial Corp.	1,674,799	130,919,038
		215,546,934
Banking — 8.52%
Atlantic Union Bancshares Corp.	227,426	8,030,412
BancFirst Corp.	234,477	20,641,010
Bank OZK(a)	3,311,412	150,536,790
Berkshire Hills Bancorp, Inc.	656,769	15,053,145
Cadence Bank	2,990,953	86,737,637
F.N.B. Corp.	3,769,901	53,155,604
First Commonwealth Financial Corp.	1,937,346	26,967,856
First Financial Bancorp	1,731,787	38,826,665
First Financial Bankshares, Inc.	1,422,031	46,656,837
First Financial Corp.	112,829	4,324,736
Fulton Financial Corp.	3,086,427	49,043,325
Hancock Whitney Corp.	1,668,421	76,814,103
Lakeland Financial Corp.	272,409	18,066,165
NBT Bancorp, Inc.	381,638	13,998,482
Wintrust Financial Corp.	1,153,798	120,444,973
Zions Bancorp.	1,629,362	70,714,311
		800,012,051
Biotech & Pharma — 4.12%
Amphastar Pharmaceuticals, Inc.(b)	1,200,192	52,700,431
Collegium Pharmaceutical, Inc.(b)	925,379	35,923,213
Exelixis, Inc.(b)	2,134,027	50,640,461
Jazz Pharmaceuticals PLC(b)	1,028,486	123,850,284
	Shares	Fair Value

Biotech & Pharma — (continued)
United Therapeutics Corp.(b)	542,332	$124,584,506
		387,698,895
Chemicals — 0.40%
Avient Corp.	425,629	18,472,299
Huntsman Corp.	722,265	18,800,558
		37,272,857
Commercial Support Services — 3.09%
Clean Harbors, Inc.(b)	135,751	27,328,034
FTI Consulting, Inc.(b)	210,807	44,330,604
H&R Block, Inc.(a)	2,995,394	147,103,799
Kforce, Inc.	270,263	19,058,947
TriNet Group, Inc.	394,487	52,265,583
		290,086,967
Construction Materials — 1.58%
Eagle Materials, Inc.	546,247	148,442,622

Consumer Services — 1.64%
Adtalem Global Education, Inc.(b)	773,197	39,742,326
Perdoceo Education Corp.	854,359	15,002,544
Rent-A-Center, Inc.	605,496	21,319,514
Stride, Inc.(b)	1,241,957	78,305,389
		154,369,773
Containers & Packaging — 2.03%
Graphic Packaging Holding Co.	3,093,363	90,264,332
Sonoco Products Co.	1,738,731	100,568,201
		190,832,533
Electric Utilities — 0.62%
Otter Tail Corp.(a)	677,021	58,494,614

Electrical Equipment — 6.38%
Acuity Brands, Inc.	989,499	265,908,066
Atkore, Inc.	701,756	133,586,272
Belden, Inc.	654,496	60,612,875
Vontier Corp.	3,070,239	139,266,041
		599,373,254
Engineering & Construction — 9.79%
Comfort Systems USA, Inc.	573,109	182,082,460
EMCOR Group, Inc.(a)	1,025,251	359,042,901
Installed Building Products, Inc.	657,283	170,058,831
Primoris Services Corp.	669,027	28,480,479
Sterling Infrastructure, Inc.(b)	921,306	101,629,265

See accompanying notes which are an integral part of these financial statements.

FullerThaler Behavioral Small-Cap Equity Fund
Schedule of Investments (continued)
March 31, 2024 - (Unaudited)

	Shares	Fair Value
COMMON STOCKS — (continued)
Engineering & Construction — (continued)
TopBuild Corp.(b)	181,744	$80,100,033
		921,393,969
Food — 0.73%
Simply Good Foods Co. (The)(b)	2,013,238	68,510,489

Health Care Facilities & Services — 3.19%
Chemed Corp.	150,410	96,552,691
Medpace Holdings, Inc.(b)	298,268	120,545,013
Option Care Health, Inc.(b)	2,479,028	83,146,599
		300,244,303
Home Construction — 5.99%
Armstrong World Industries, Inc.	1,005,295	124,877,745
Masonite International Corp.(b)	483,657	63,576,713
Masterbrand, Inc.(b)	2,913,308	54,595,392
Meritage Homes Corp.	673,860	118,235,476
Taylor Morrison Home Corp.(b)	3,239,467	201,397,663
		562,682,989
Household Products — 0.98%
Edgewell Personal Care Co.	1,727,437	66,748,166
Helen of Troy Ltd.(b)	224,880	25,915,171
		92,663,337
Industrial Intermediate Products — 1.26%
Mueller Industries, Inc.(a)	2,194,508	118,349,816

Industrial Support Services — 1.19%
Applied Industrial Technologies, Inc.	564,245	111,466,600

Institutional Financial Services — 1.44%
Evercore, Inc., Class A	704,742	135,726,262

Insurance — 1.15%
Hanover Insurance Group, Inc.	529,581	72,113,044
Primerica, Inc.	141,387	35,765,256
		107,878,300
Leisure Facilities & Services — 0.28%
Boyd Gaming Corp.	387,354	26,076,671

Machinery — 3.06%
Crane Co.(a)	389,594	52,645,837
	Shares	Fair Value

Machinery — (continued)
Crane Holding Co.	612,046	$37,885,647
Donaldson Co., Inc.	1,367,092	102,094,432
Standex International Corp.	205,934	37,525,293
Tennant Co.	475,386	57,811,691
		287,962,900
Medical Equipment & Devices — 4.24%
Bruker Corp.	1,962,302	184,338,651
Globus Medical, Inc., Class A(b)	125,738	6,744,586
Integer Holdings Corp.(b)	930,586	108,580,774
Integra LifeSciences Holdings Corp.(b)	416,644	14,770,030
Merit Medical Systems, Inc.(b)	1,095,027	82,948,295
		397,382,336
Metals & Mining — 1.45%
Alpha Metallurgical Resources, Inc.	412,572	136,631,469

Oil & Gas Producers — 4.98%
Chord Energy Corp.	983,446	175,289,415
HF Sinclair Corp.	1,705,560	102,964,657
Murphy USA, Inc.	453,808	190,236,314
		468,490,386
Publishing & Broadcasting — 1.06%
Nexstar Media Group, Inc., Class A	577,281	99,459,743

Real Estate — 1.38%
Apple Hospitality REIT, Inc.	6,777,247	111,011,305
Piedmont Office Realty Trust, Inc., Class A	2,655,786	18,670,176
		129,681,481
Retail - Discretionary — 2.80%
Academy Sports & Outdoors, Inc.	878,327	59,322,206
AutoNation, Inc.(b)	346,715	57,409,070
Builders FirstSource, Inc.(b)	344,305	71,804,808
Signet Jewelers Ltd.(a)	745,887	74,640,911
		263,176,995
Semiconductors — 0.91%
Cirrus Logic, Inc.(b)	827,581	76,600,897
Diodes, Inc.(b)	128,221	9,039,581
		85,640,478

See accompanying notes which are an integral part of these financial statements.

FullerThaler Behavioral Small-Cap Equity Fund
Schedule of Investments (continued)
March 31, 2024 - (Unaudited)

	Shares	Fair Value
COMMON STOCKS — (continued)
Software — 1.63%
Concentrix Corp.(a)	166,876	$11,050,529
Donnelley Financial Solutions, Inc.(b)	337,358	20,919,570
Progress Software Corp.(a)	1,114,547	59,416,500
Teradata Corp.(b)	182,285	7,048,961
Ziff Davis, Inc. (b)	872,038	54,973,275
		153,408,835
Specialty Finance — 0.26%
Stewart Information Services Corp.	382,300	24,872,438

Steel — 2.50%
Commercial Metals Co.	4,000,161	235,089,462

Technology Hardware — 2.35%
Avnet, Inc.	688,972	34,159,232
InterDigital, Inc.	714,267	76,040,865
Jabil, Inc.	316,682	42,419,554
Sanmina Corp.(b)	1,096,834	68,201,138
		220,820,789
Technology Services — 4.12%
CSG Systems International, Inc.(a)	1,331,967	68,649,579
EVERTEC, Inc.	1,069,276	42,664,112
ExlService Holdings, Inc.(b)	2,210,756	70,302,041
Insight Enterprises, Inc.(b)	155,423	28,834,075
Parsons Corp.(b)	867,846	71,987,826
Science Applications International Corp.	798,860	104,163,355
		386,600,988
Transportation & Logistics — 2.55%
Hub Group, Inc., Class A	552,064	23,860,206
Landstar System, Inc.	384,529	74,121,811
Ryder System, Inc.	604,575	72,663,869
Teekay Tankers Ltd., Class A	1,178,801	68,853,766
		239,499,652
Transportation Equipment — 1.30%
Allison Transmission Holdings, Inc.	1,510,839	122,619,693
Total Common Stocks (Cost $6,241,862,263)		9,020,340,304
	Shares	Fair Value
COLLATERAL FOR SECURITIES LOANED — 0.11%
Money Market Funds — 0.11%
Invesco Government & Agency Portfolio, Institutional Class, 5.24%(c)	10,579,946	$10,579,946
Total Collateral for Securities Loaned/ Money Market Funds (Cost $10,579,946)		10,579,946
MONEY MARKET FUNDS - 1.64%
Fidelity Investments Money Market Government Portfolio, Institutional Class, 5.25%(c)	153,790,969	153,790,969
Total Money Market Funds
(Cost $153,790,969)		153,790,969
Total Investments — 97.71%
(Cost $6,406,233,178)		9,184,711,219
Other Assets in Excess of Liabilities(d)— 2.29%		214,932,621
NET ASSETS — 100.00%		$9,399,643,840

(a)	All or a portion of the security was on loan as of March 31, 2024. The total value of securities on loan as of March 31, 2024 was $176,004,848.

(b)	Non-income producing security.

(c)	Rate disclosed is the seven day effective yield as of March 31, 2024.

(d)	Includes cash collateral for securities loaned in the amount of $167,234,279. This cash is held deposit accounts as part of the IntraFi Network Deposit Placement Agreement.

See accompanying notes which are an integral part of these financial statements.

FullerThaler Behavioral Small-Cap Growth Fund
Schedule of Investments
March 31, 2024 - (Unaudited)

	Shares	Fair Value
COMMON STOCKS — 97.53%
Aerospace & Defense — 1.31%
AeroVironment, Inc.(a)	91,400	$14,009,792

Automotive — 2.06%
Modine Manufacturing Co.(a)(b)	231,500	22,036,485

Biotech & Pharma — 3.26%
Alkermes PLC(a)	345,125	9,342,534
Halozyme Therapeutics, Inc.(a)(b)	311,050	12,653,514
TransMedics Group, Inc.(a)(b)	174,600	12,909,924
		34,905,972
Construction Materials — 1.60%
Knife River Corp.(a)	211,100	17,115,988

Consumer Services — 1.17%
Stride, Inc.(a)	197,700	12,464,985

E-Commerce Discretionary — 1.44%
Revolve Group, Inc., Class A(a)	726,800	15,386,356

Electrical Equipment — 9.10%
AAON, Inc.	176,650	15,562,865
Alarm.com Holdings, Inc.(a)	197,935	14,344,349
NEXTracker, Inc., Class A(a)	276,100	15,536,147
Vertiv Holdings Co., Class A	635,430	51,895,569
		97,338,930
Food — 3.12%
BellRing Brands, Inc.(a)	312,623	18,454,136
Post Holdings, Inc.(a)	140,100	14,889,828
		33,343,964
Health Care Facilities & Services — 4.27%
Fortrea Holdings, Inc.(a)	479,100	19,231,074
HealthEquity, Inc.(a)	174,600	14,252,598
Progyny, Inc.(a)(b)	317,831	12,125,253
		45,608,925
Household Products — 5.18%
e.l.f. Beauty, Inc.(a)	283,005	55,477,470
	Shares	Fair Value

Internet Media & Services — 4.85%
Lyft, Inc.(a)	942,000	$18,227,700
TripAdvisor, Inc.(a)	824,300	22,907,297
Upwork, Inc.(a)	873,000	10,702,980
		51,837,977
Leisure Facilities & Services — 6.16%
Dutch Bros, Inc., Class A(a)	365,440	12,059,520
International Game Technology PLC	582,013	13,147,674
Red Rock Resorts, Inc., Class A	251,800	15,062,676
Wingstop, Inc.	69,885	25,605,863
		65,875,733
Leisure Products — 1.93%
Axon Enterprise, Inc.(a)	66,145	20,695,448

Life Sciences Tools & Services — 1.18%
Azenta, Inc.(a)(b)	209,120	12,605,754

Medical Equipment & Devices — 3.96%
Integer Holdings Corp.(a)	134,000	15,635,119
Lantheus Holdings, Inc.(a)	227,394	14,153,003
Merit Medical Systems, Inc.(a)(b)	166,445	12,608,209
		42,396,331
Oil & Gas Services & Equipment — 2.85%
Weatherford International PLC(a)	263,915	30,461,069

Retail - Consumer Staples — 1.15%
Ollie’s Bargain Outlet Holdings, Inc.(a)	154,300	12,277,651

Retail - Discretionary — 4.89%
Abercrombie & Fitch Co., Class A(a)	233,465	29,260,168
Freshpet, Inc.(a)	198,925	23,047,451
		52,307,619
Semiconductors — 2.74%
ACM Research, Inc., Class A(a)	503,500	14,671,990
Cirrus Logic, Inc.(a)	158,400	14,661,504
		29,333,494

See accompanying notes which are an integral part of these financial statements.

FullerThaler Behavioral Small-Cap Growth Fund
Schedule of Investments (continued)
March 31, 2024 - (Unaudited)

	Shares	Fair Value
COMMON STOCKS — (continued)
Software — 21.17%
AppFolio, Inc., Class A(a)	64,195	$15,839,474
AZEK Co., Inc. (The)(a)	353,300	17,742,726
DigitalOcean Holdings, Inc.(a)(b)	544,100	20,773,738
Duolingo, Inc.(a)	60,100	13,256,858
Evolent Health, Inc., Class A(a)(b)	576,570	18,905,730
Freshworks, Inc., Class A(a)	576,575	10,499,431
Informatica, Inc., Class A(a)	580,680	20,323,800
Nutanix, Inc., Class A(a)	600,920	37,088,782
Pegasystems, Inc.	304,500	19,682,880
Rapid7, Inc.(a)	259,910	12,745,986
Tenable Holdings, Inc.(a)(b)	284,200	14,048,006
Vertex, Inc., Class A(a)	467,000	14,831,920
Zeta Global Holdings Corp., Class A(a)(b)	982,611	10,739,938
		226,479,269
Technology Hardware — 6.58%
Harmonic, Inc.(a)	990,800	13,316,352
Super Micro Computer, Inc.(a)(b)	56,490	57,056,595
		70,372,947
Technology Services — 5.73%
Cleanspark, Inc.(a)(b)	1,149,100	24,372,411
Flywire Corp.(a)	534,000	13,248,540
LiveRamp Holdings, Inc.(a)	377,660	13,029,270
Shift4 Payments, Inc., Class A(a)(b)	160,350	10,594,325
		61,244,546
Telecommunications — 1.83%
Frontier Communications Parent, Inc.(a)(b)	799,952	19,598,824
Total Common Stocks
(Cost $849,484,728)		1,043,175,529
	Shares	Fair Value
COLLATERAL FOR SECURITIES LOANED — 0.58%
Money Market Funds — 0.58%
Invesco Government & Agency Portfolio, Institutional Class, 5.24%(c)	6,204,599	$6,204,599

Total Collateral for Securities Loaned/ Money Market Funds (Cost $6,204,599)		6,204,599

Total Investments — 98.11%
(Cost $855,689,327)		1,049,380,128

Other Assets in Excess of Liabilities(d)— 1.89%		20,269,355

NET ASSETS — 100.00%		$1,069,649,483

(a)	Non-income producing security.

(b)	All or a portion of the security was on loan as of March 31, 2024. The total value of securities on loan as of March 31, 2024 was $100,570,647.

(c)	Rate disclosed is the seven day effective yield as of March 31, 2024.

(d)	Includes cash collateral for securities loaned in the amount of $98,074,380. This cash is held deposit accounts as part of the IntraFi Network Deposit Placement Agreement.

See accompanying notes which are an integral part of these financial statements.

FullerThaler Behavioral Mid-Cap Value Fund
Schedule of Investments
March 31, 2024 - (Unaudited)

	Shares	Fair Value
COMMON STOCKS — 92.64%
Banking — 16.75%
Citizens Financial Group, Inc.	353,420	$12,825,611
East West Bancorp, Inc.(a)	78,525	6,212,113
First Citizens BancShares, Inc., Class A	8,390	13,717,648
First Horizon National Corp.	148,810	2,291,674
Huntington Bancshares, Inc.	526,684	7,347,242
KeyCorp	737,480	11,659,559
M&T Bank Corp.	42,090	6,121,570
Old National Bancorp	274,665	4,781,918
Wells Fargo & Co.	84,505	4,897,910
Zions Bancorp.	116,565	5,058,921
		74,914,166
Chemicals — 4.54%
Celanese Corp.(a)	45,390	7,800,725
Olin Corp.	140,490	8,260,812
Sherwin-Williams Co. (The)	12,214	4,242,289
		20,303,826
Commercial Support Services — 5.16%
Aramark	319,675	10,395,830
Brink’s Co. (The)	79,660	7,358,991
Republic Services, Inc.	16,645	3,186,519
Vestis Corp.	110,937	2,137,756
		23,079,096
Containers & Packaging — 7.92%
Berry Plastics Group, Inc.	196,830	11,904,278
Crown Holdings, Inc.	64,380	5,102,759
Graphic Packaging Holding Co.	399,660	11,662,079
WestRock Co.	135,875	6,719,019
		35,388,135
Electric Utilities — 2.91%
Alliant Energy Corp.	40,785	2,055,564
CenterPoint Energy, Inc.	173,945	4,955,693
CMS Energy Corp.	29,100	1,755,894
	Shares	Fair Value

Electric Utilities — (continued)
Edison International	29,150	$2,061,780
Pinnacle West Capital Corp.	28,915	2,160,818
		12,989,749
Electrical Equipment — 2.87%
AMETEK, Inc.	18,590	3,400,111
Johnson Controls International PLC	102,735	6,710,651
Roper Technologies, Inc.	4,810	2,697,640
		12,808,402
Food — 1.29%
Ingredion, Inc.	49,180	5,746,683

Gas & Water Utilities — 1.14%
Atmos Energy Corp.	42,860	5,094,768

Health Care Facilities & Services — 2.51%
Centene Corp.(b)	29,175	2,289,654
Henry Schein, Inc.(a) (b)	33,980	2,566,170
Laboratory Corp. of America Holdings	29,170	6,372,477
		11,228,301
Home & Office Products — 0.31%
Newell Brands, Inc.	173,011	1,389,278

Home Construction — 0.91%
Mohawk Industries, Inc.(b)	31,105	4,071,333

Industrial Support Services — 2.76%
U-Haul Holding Co.(a)	185,250	12,352,470

Insurance — 6.41%
Everest Re Group, Ltd.	25,730	10,227,675
Globe Life, Inc.	81,965	9,538,267
Markel Corp.(b)	5,835	8,877,836
		28,643,778
Machinery — 2.89%
AGCO Corp.	56,800	6,987,536
Donaldson Co., Inc.	79,270	5,919,884
		12,907,420

See accompanying notes which are an integral part of these financial statements.

FullerThaler Behavioral Mid-Cap Value Fund
Schedule of Investments (continued)
March 31, 2024 - (Unaudited)

	Shares	Fair Value
COMMON STOCKS — (continued)
Medical Equipment & Devices — 1.69%
DENTSPLY SIRONA, Inc.	227,850	$7,562,342

Oil & Gas Producers — 4.65%
Cheniere Energy, Inc.	40,505	6,532,646
Devon Energy Corp.	202,065	10,139,622
Pioneer Natural Resources Co.	15,610	4,097,625
		20,769,893
Real Estate — 3.26%
American Tower Corp., Class A	33,285	6,576,783
Brixmor Property Group, Inc.(a)	251,325	5,893,571
WP Carey, Inc.	37,505	2,116,782
		14,587,136
REIT — 3.21%
Healthpeak Properties, Inc.	598,455	11,221,031
Public Storage(a)	10,725	3,110,894
		14,331,925
Retail - Consumer Staples — 2.66%
Dollar General Corp.	53,435	8,339,066
Dollar Tree, Inc.(b)	26,755	3,562,428
		11,901,494
Retail - Discretionary — 3.88%
Advance Auto Parts, Inc.	106,645	9,074,424
CarMax, Inc.(b)	95,090	8,283,290
		17,357,714
Specialty Finance — 2.17%
Synchrony Financial	225,298	9,714,850

Technology Hardware — 0.49%
NCR Atleos Corp.(b)	47,070	929,633
NCR Corp.(b)	99,440	1,255,927
		2,185,560
Technology Services — 12.26%
Amdocs Ltd.	31,830	2,876,477
Dun & Bradstreet Holdings, Inc.	565,725	5,679,879
	Shares	Fair Value

Technology Services — (continued)
Fidelity National Information Services, Inc.(a)	262,625	$19,481,523
Global Payments, Inc.	95,450	12,757,847
TransUnion	131,000	10,453,800
Verisk Analytics, Inc.	15,095	3,558,344
		54,807,870
Total Common Stocks
(Cost $371,553,786)		414,136,189

COLLATERAL FOR SECURITIES LOANED — 0.51%
Money Market Funds — 0.51%
Invesco Government & Agency Portfolio, Institutional Class, 5.24%(c)	2,270,979	2,270,979

Total Collateral for Securities Loaned/ Money Market Funds (Cost $2,270,979)		2,270,979

Total Investments — 93.15%
(Cost $373,824,765)		416,407,168

Other Assets in Excess of Liabilities(d)— 6.85%		30,605,651

NET ASSETS — 100.00%		$447,012,819

(a)	All or a portion of the security was on loan as of March 31, 2024. The total value of securities on loan as of March 31, 2024 was $37,787,302.

(b)	Non-income producing security.

(c)	Rate disclosed is the seven day effective yield as of March 31, 2024.

(d)	Includes cash collateral for securities loaned in the amount of $35,896,736. This cash is held deposit accounts as part of the IntraFi Network Deposit Placement Agreement.

See accompanying notes which are an integral part of these financial statements.

FullerThaler Behavioral Unconstrained Equity Fund
Schedule of Investments
March 31, 2024 - (Unaudited)

	Shares	Fair Value
COMMON STOCKS — 97.49%
Automotive — 4.10%
Gentex Corp.	76,890	$2,777,267

Banking — 3.17%
First Citizens BancShares, Inc., Class A	1,310	2,141,850

Biotech & Pharma — 5.21%
Amgen, Inc.	4,165	1,184,193
Exelixis, Inc.(a)	98,685	2,341,795
		3,525,988
Chemicals — 5.13%
Ecolab, Inc.	15,036	3,471,812

Commercial Support Services — 5.99%
Cintas Corp.	5,893	4,048,668

E-Commerce Discretionary — 6.41%
eBay, Inc.	82,225	4,339,836

Leisure Facilities & Services — 2.05%
Starbucks Corp.	15,185	1,387,757

Machinery — 5.59%
Parker-Hannifin Corp.	6,808	3,783,818

Medical Equipment & Devices — 4.05%
Waters Corp.(a)	7,957	2,739,038

Publishing & Broadcasting — 2.65%
Liberty Media Corp.- Liberty Sirius XM, Class C(a)	60,331	1,792,434

Retail - Consumer Staples — 4.55%
Dollar General Corp.	19,735	3,079,844

Retail - Discretionary — 10.00%
O’Reilly Automotive, Inc.(a)	2,697	3,044,589
Ross Stores, Inc.	25,335	3,718,165
		6,762,754
Semiconductors — 16.40%
KLA Corp.	2,850	1,990,925
Lam Research Corp.	3,365	3,269,333
NVIDIA Corp.	3,000	2,710,680
	Shares	Fair Value

Semiconductors — (continued)
Teradyne, Inc.	27,647	$3,119,411
		11,090,349
Software — 2.88%
Fortinet, Inc.(a)	28,555	1,950,592

Specialty Finance — 7.74%
Capital One Financial Corp.	12,965	1,930,359
Synchrony Financial	76,820	3,312,478
		5,242,837
Technology Hardware — 5.47%
Zebra Technologies Corp., Class A(a)	12,270	3,698,669

Transportation & Logistics — 1.43%
UnionPacific Corp.	3,942	969,456

Transportation Equipment — 4.67%
Allison Transmission Holdings, Inc.	38,955	3,161,588

Total Common Stocks
(Cost $51,818,674)		65,964,557

Total Common Stocks/ Investments — 97.49%
(Cost $51,818,674)		65,964,557

Other Assets in Excess of Liabilities— 2.51%		1,699,051

NET ASSETS — 100.00%		$67,663,608

(a)	Non-income producing security.

See accompanying notes which are an integral part of these financial statements.

FullerThaler Behavioral Small-Mid Core Equity Fund
Schedule of Investments
March 31, 2024 - (Unaudited)

	Shares	Fair Value
COMMON STOCKS — 98.44%
Asset Management — 1.77%
Hamilton Lane, Inc., Class A	10,415	$1,174,395

Automotive — 3.24%
Gentex Corp.	59,545	2,150,765

Banking — 6.43%
First Citizens BancShares,Inc., Class A	975	1,594,126
First Commonwealth Financial Corp.	66,180	921,226
First Financial Bankshares, Inc.	28,400	931,804
Live Oak Bancshares, Inc.	19,612	814,094
		4,261,250
Biotech & Pharma — 2.27%
Exelixis, Inc.(a)	63,415	1,504,838

Chemicals — 3.79%
Huntsman Corp.	41,075	1,069,182
Orion Engineered Carbons SA	61,365	1,443,305
		2,512,487
Commercial Support Services — 0.98%
Cintas Corp.	945	649,243

Construction Materials — 1.66%
Owens Corning	6,595	1,100,046

Containers & Packaging — 1.78%
International Paper Co.	30,340	1,183,867

E-Commerce Discretionary — 3.18%
eBay, Inc.	40,000	2,111,200

Electrical Equipment — 2.41%
Acuity Brands, Inc.	5,615	1,508,919
Advanced Energy Industries, Inc.	895	91,272
		1,600,191
Food — 4.31%
John B. Sanfilippo & Son, Inc.	5,290	560,317
Lancaster Colony Corp.	11,070	2,298,464
		2,858,781
	Shares	Fair Value

Gas & Water Utilities — 0.26%
UGI Corp.	6,960	$170,798

Health Care Facilities & Services — 2.53%
Medpace Holdings, Inc.(a)	725	293,009
Quest Diagnostics, Inc.	10,410	1,385,675
		1,678,684
Home & Office Products — 0.57%
Tempur Sealy International, Inc.	6,630	376,717

Home Construction — 4.13%
Masco Corp.	23,960	1,889,965
PulteGroup, Inc.	7,020	846,752
		2,736,717
Institutional Financial Services — 0.72%
Nasdaq, Inc.	7,520	474,512

Insurance — 5.03%
Brown & Brown, Inc.	21,643	1,894,628
Old Republic International Corp.	47,025	1,444,608
		3,339,236
Machinery — 1.74%
Graco, Inc.	8,370	782,261
Parker-Hannifin Corp.	670	372,379
		1,154,640
Medical Equipment & Devices — 4.14%
Align Technology, Inc.(a)	1,315	431,215
DENTSPLY SIRONA, Inc.	29,900	992,381
Waters Corp.(a)	3,845	1,323,564
		2,747,160
Oil & Gas Producers — 4.25%
Coterra Energy, Inc.	72,135	2,011,124
Devon Energy Corp.	16,104	808,099
		2,819,223
Real Estate — 7.63%
American Assets Trust, Inc.	34,600	758,086
Apple Hospitality REIT, Inc.	84,810	1,389,188

See accompanying notes which are an integral part of these financial statements.

FullerThaler Behavioral Small-Mid Core Equity Fund
Schedule of Investments (continued)
March 31, 2024 - (Unaudited)

	Shares	Fair Value
COMMON STOCKS — (continued)
Real Estate — (continued)
Gaming and Leisure Properties, Inc.	43,664	$2,011,600
National Storage AffiliatesTrust	23,030	901,855
		5,060,729
REIT — 1.33%
Matson, Inc.	7,850	882,340

Retail - Consumer Staples — 2.18%
Dollar General Corp.	9,270	1,446,676

Retail - Discretionary — 2.52%
Advance Auto Parts, Inc.	14,520	1,235,507
Ross Stores, Inc.	2,970	435,877
		1,671,384
Semiconductors — 7.26%
Cirrus Logic, Inc.(a)	15,685	1,451,803
IPG Photonics Corp.(a)	7,000	634,830
Power Integrations, Inc.	13,640	975,942
Teradyne, Inc.	15,585	1,758,455
		4,821,030
Software — 3.59%
Akamai Technologies, Inc.(a)	5,895	641,140
Concentrix Corp.	1,075	71,187
SS&C Technologies Holdings, Inc.	25,940	1,669,758
		2,382,085
Specialty Finance — 2.08%
Synchrony Financial	32,070	1,382,858

Steel — 1.56%
Steel Dynamics, Inc.	6,990	1,036,128

Technology Hardware — 3.87%
NetApp, Inc.	10,890	1,143,123
Zebra Technologies Corp., Class A(a)	4,715	1,421,290
		2,564,413
Technology Services — 4.70%
Leidos Holdings, Inc.	14,835	1,944,720
	Shares	Fair Value

Technology Services — (continued)
Science Applications International Corp.	8,975	$1,170,250
		3,114,970
Transportation & Logistics — 2.18%
Expeditors International of Washington, Inc.	11,880	1,444,252

Transportation Equipment — 3.89%
Allison Transmission Holdings, Inc.	31,820	2,582,511

Wholesale - Discretionary — 0.46%
Pool Corp.	760	306,660

Total Common Stocks/Investments — 98.44%
(Cost $57,353,945)		65,300,786

Other Assets in Excess of Liabilities — 1.56%		1,035,357

NET ASSETS — 100.00%		$66,336,143

(a)	Non-income producing security.

REIT - Real Estate Investment Trust

See accompanying notes which are an integral part of these financial statements.

FullerThaler Behavioral Micro-Cap Equity Fund
Schedule of Investments
March 31, 2024 - (Unaudited)

	Shares	Fair Value
COMMON STOCKS — 99.47%
Advertising & Marketing — 1.69%
Cardlytics, Inc.(a)	23,700	$343,413

Asset Management — 3.26%
B. Riley Financial, Inc.(b)	12,046	255,014
Vitesse Energy, Inc.	17,210	408,393
		663,407
Automotive — 0.87%
Holley, Inc.(a)	39,550	176,393

Beverages — 1.38%
BRC, Inc.(a)(b)	65,850	281,838

Biotech & Pharma — 4.39%
Emergent BioSolutions, Inc.(a)	100,900	255,277
OmniAb, Inc.(a)	58,575	317,477
PetIQ, Inc., Class A(a)	17,675	323,099
		895,853
Commercial Support Services — 3.50%
Acacia Research Corp.(a)	67,960	362,227
BrightView Holdings, Inc.(a)	29,550	351,645
		713,872
Containers & Packaging — 1.08%
TriMas Corp.	8,200	219,186

E-Commerce Discretionary — 6.46%
1-800-FLOWERS. COM, Inc., Class A(a)	33,862	366,725
Beyond, Inc.(a)	13,665	490,710
RealReal, Inc. (The)(a)	117,066	457,728
		1,315,163
Electrical Equipment — 3.37%
Babcock & Wilcox Enterprises, Inc.(a)	53,900	60,907
FARO Technologies, Inc.(a)	16,745	360,185
nLIGHT, Inc.(a)	20,475	266,175
		687,267
Food — 4.54%
Hain Celestial Group, Inc. (The)(a)	29,225	229,709
Limoneira Co.(a)	20,760	406,065
SunOpta, Inc.(a)	41,800	287,166
		922,940
Internet Media & Services — 4.48%
Groupon, Inc.(a)	25,075	334,500
LiveOne, Inc.(a)	126,080	245,856
	Shares	Fair Value

Internet Media & Services — (continued)
TrueCar, Inc.(a)	97,897	$331,871
		912,227
Leisure Facilities & Services — 6.49%
Bally’s Corp.(a)	26,125	364,182
Denny’s Corp.(a)	26,175	234,528
Noodles & Co.(a)	87,025	166,218
Red Robin Gourmet Burgers, Inc.(a)	32,310	247,495
Rush Street Interactive, Inc.(a)	48,000	312,479
		1,324,902
Machinery — 2.08%
Ranpak Holdings Corp., Class A(a)	53,890	424,114

Medical Equipment & Devices — 4.32%
Quanterix Corp.(a)	20,315	478,621
Zimvie, Inc.(a)	24,300	400,707
		879,328
Oil & Gas Producers — 5.39%
Matador Resources Co.	11,665	778,872
SandRidge Energy, Inc.	21,885	318,864
		1,097,736
Oil & Gas Services & Equipment — 4.40%
DMC Global, Inc.(a)	16,600	323,534
Newpark Resources, Inc.(a)	79,295	572,510
		896,044
Publishing & Broadcasting — 3.08%
National CineMedia, Inc.(a)	56,300	289,945
Townsquare Media, Inc., Class A(a)	30,715	337,251
		627,196
REIT — 1.19%
Farmland Partners, Inc.	21,920	243,312

Retail - Discretionary — 5.27%
Aaron’s Co., Inc. (The)(a)	25,730	192,975
Aspen Aerogels, Inc.(a)	34,285	603,416
GrowGeneration Corp.(a)	97,158	277,872
		1,074,263
Semiconductors — 1.61%
AXT, Inc.(a)	71,500	328,185

Software — 9.69%
Bandwidth, Inc., Class A(a)	17,250	314,985

See accompanying notes which are an integral part of these financial statements.

FullerThaler Behavioral Micro-Cap Equity Fund
Schedule of Investments (continued)
March 31, 2024 - (Unaudited)

	Shares	Fair Value
COMMON STOCKS — (continued)
Software — (continued)
Cantaloupe, Inc.(a)	59,712	$383,948
OneSpan, Inc.(a)	23,247	270,363
Porch Group, Inc.(a)	151,695	653,806
PubMatic, Inc., Class A(a)	14,800	351,056
		1,974,158
Specialty Finance — 5.14%
Applied Digital Corp.(a) (b)	68,310	292,367
LendingTree, Inc.(a)	7,300	309,082
Oportun Financial Corp.(a)	70,315	170,865
PRA Group, Inc.(a)	10,574	275,770
		1,048,084
Technology Hardware — 5.65%
NETGEAR, Inc.(a)	19,025	300,024
PlayAGS, Inc.(a)	44,450	399,161
Turtle Beach Corp.(a)	26,155	450,912
		1,150,097
Telecommunications — 1.83%
Spok Holdings, Inc.(a)	23,410	373,390

Transportation & Logistics — 6.08%
Nordic American Tankers Ltd.	71,130	278,830
Overseas Shipholding Group, Inc., Class A(a)	149,485	956,704
		1,235,534
Transportation Equipment — 0.90%
AerSale Corp.(a)	25,600	183,808

Wholesale - Consumer Staples — 1.33%
Calavo Growers, Inc.	9,750	271,148
Total Common Stocks
(Cost $16,785,304)		20,262,858

COLLATERAL FOR SECURITIES LOANED — 0.24%
Money Market Funds — 0.24%
Invesco Government & Agency Portfolio, Institutional Class, 5.24%(c)	49,264	49,264

Total Collateral for Securities Loaned/ Money Market Funds (Cost $49,264)		49,264
	Shares	Fair Value

Total Investments — 99.71%
(Cost $16,834,568)		$20,312,122

Other Assets in Excess of Liabilities(d)— 0.29%		58,085

NET ASSETS — 100.00%		$20,370,207

(a)	Non-income producing security.

(b)	All or a portion of the security was on loan as of March 31, 2024. The total value of securities on loan as of March 31, 2024 was $819,084.

(c)	Rate disclosed is the seven day effective yield as of March 31, 2024.

(d)	Includes cash collateral for securities loaned in the amount of $778,700. This cash is held deposit accounts as part of the IntraFi Network Deposit Placement Agreement.

REIT – Real Estate Investment Trust

See accompanying notes which are an integral part of these financial statements.

FullerThaler Behavioral Mid-Cap Equity Fund
Schedule of Investments
March 31, 2024 - (Unaudited)

	Shares	Fair Value
COMMON STOCKS — 99.29%
Advertising & Marketing — 1.11%
Omnicom Group, Inc.	1,515	$146,592

Aerospace & Defense — 1.61%
Textron, Inc.	2,225	213,444

Apparel & Textile Products — 1.84%
Crocs, Inc.(a)	405	58,239
Deckers Outdoor Corp.(a)	110	103,539
Skechers U.S.A., Inc., Class A(a)	1,335	81,782
		243,560
Automotive — 0.39%
BorgWarner, Inc.	1,475	51,242

Banking — 4.99%
Bank OZK	1,125	51,143
Cullen/Frost Bankers, Inc.	1,730	194,746
East West Bancorp, Inc.	635	50,235
Fifth Third Bancorp	6,460	240,376
Wintrust Financial Corp.	760	79,336
Zions Bancorp.	1,000	43,400
		659,236
Biotech & Pharma — 1.17%
Biogen, Inc.(a)	245	52,829
Exelixis, Inc.(a)	1,320	31,324
United Therapeutics Corp.(a)	310	71,213
		155,366
Chemicals — 4.32%
CF Industries Holdings, Inc.	3,360	279,585
Dow, Inc.	845	48,951
Eastman Chemical Co.	1,025	102,726
Mosaic Co. (The)	2,035	66,056
Olin Corp.	1,295	76,146
		573,464
Commercial Support Services — 2.73%
Cintas Corp.	400	274,812
Clean Harbors, Inc.(a)	430	86,563
		361,375
Construction Materials — 2.87%
Owens Corning	2,275	379,470

Electric Utilities — 0.81%
OGE Energy Corp.	1,070	36,701
	Shares	Fair Value

Electric Utilities — (continued)
Vistra Corp.	1,020	$71,043
		107,744
Electrical Equipment — 4.55%
Acuity Brands, Inc.	435	116,898
AMETEK, Inc.	460	84,134
Trane Technologies PLC	1,045	313,709
Vontier Corp.	1,925	87,318
		602,059
Engineering & Construction — 4.34%
EMCOR Group, Inc.	1,045	365,959
TopBuild Corp.(a)	475	209,347
		575,306
Entertainment Content — 0.80%
Electronic Arts, Inc.	800	106,136

Food Products — 0.68%
Hershey Co. (The)	465	90,443

Health Care Facilities & Services — 7.35%
Cardinal Health, Inc.	1,905	213,170
Centene Corp.(a)	3,730	292,730
IQVIA Holdings, Inc.(a)	995	251,626
Laboratory Corp. of America Holdings	505	110,322
Quest Diagnostics, Inc.	780	103,826
		971,674
Home Construction — 3.46%
PulteGroup, Inc.	1,940	234,002
Taylor Morrison Home Corp.(a)	1,980	123,097
Toll Brothers, Inc.	780	100,909
		458,008
Hotels, Restaurants & Leisure — 0.42%
Darden Restaurants, Inc.	330	55,160

Industrial Support Services — 2.58%
W.W. Grainger, Inc.	336	341,813

Institutional Financial Services — 1.02%
Bank of New York Mellon Corp. (The)	2,355	135,695

Insurance — 4.50%
Aflac, Inc.	625	53,663
Hartford Financial Services Group, Inc. (The)	2,440	251,442

See accompanying notes which are an integral part of these financial statements.

FullerThaler Behavioral Mid-Cap Equity Fund
Schedule of Investments (continued)
March 31, 2024 - (Unaudited)

	Shares	Fair Value
COMMON STOCKS — (continued)
Insurance — (continued)
Principal Financial Group, Inc.	1,775	$153,200
Reinsurance Group of America, Inc.	715	137,909
		596,214
Leisure Facilities & Services — 1.16%
Hilton Worldwide Holdings, Inc.	420	89,590
Texas Roadhouse, Inc.	415	64,105
		153,695
Machinery — 4.96%
AGCO Corp.	1,755	215,900
Donaldson Co., Inc.	2,070	154,588
Lincoln Electric Holdings, Inc.	915	233,727
Snap-on, Inc.	180	53,320
		657,535
Medical Equipment & Devices — 2.92%
Agilent Technologies, Inc.	580	84,396
Bruker Corp.	2,415	226,864
Mettler-Toledo International, Inc.(a)	57	75,884
		387,144
Oil & Gas Producers — 6.65%
Cheniere Energy, Inc.	1,590	256,435
Coterra Energy, Inc.	9,115	254,126
Devon Energy Corp.	2,155	108,138
HF Sinclair Corp.	2,210	133,418
Murphy USA, Inc.	305	127,856
		879,973
Publishing & Broadcasting — 0.40%
Nexstar Media Group, Inc.	305	52,548

Real Estate — 1.69%
Gaming and Leisure Properties, Inc.	1,285	59,200
Mid-America Apartment Communities, Inc.	360	47,369
Weyerhaeuser Co.	3,250	116,707
		223,276
Real Estate Services — 0.59%
CBRE Group, Inc., Class A(a)	810	78,764
	Shares	Fair Value

Retail - Consumer Staples — 3.41%
Casey’s General Stores, Inc.	1,250	$398,063
Kroger Co. (The)	920	52,560
		450,623
Retail - Discretionary — 6.27%
AutoNation, Inc.(a)	465	76,995
Builders FirstSource, Inc.(a)	2,100	437,954
O’Reilly Automotive, Inc.(a)	102	115,146
Ulta Beauty, Inc.(a)	385	201,308
		831,403
Semiconductors — 0.65%
Microchip Technology, Inc.	965	86,570

Software — 2.06%
Manhattan Associates, Inc.(a)	1,090	272,751

Specialty Finance — 2.34%
Capital One Financial Corp.	1,040	154,846
Synchrony Financial	3,605	155,447
		310,293
Steel — 3.69%
Commercial Metals Co.	1,945	114,308
Nucor Corp.	1,265	250,343
Reliance Steel & Aluminum Co.	370	123,647
		488,298
Technology Hardware — 5.15%
Dell Technologies, Inc., Class C	415	47,356
F5, Inc.(a)	310	58,773
Hewlett Packard Enterprise Co.	5,675	100,618
Jabil, Inc.	1,585	212,311
NetApp, Inc.	2,500	262,424
		681,482
Technology Services — 4.64%
Amdocs Ltd.	2,145	193,843
Cognizant Technology Solutions Corp., Class A	2,075	152,077
Corpay, Inc.(a)	230	70,964
ExlService Holdings, Inc.(a)	1,970	62,646

See accompanying notes which are an integral part of these financial statements.

FullerThaler Behavioral Mid-Cap Equity Fund
Schedule of Investments (continued)
March 31, 2024 - (Unaudited)

	Shares	Fair Value
COMMON STOCKS — (continued)
Technology Services — (continued)
Science Applications International Corp.	1,030	$134,302
		613,832
Transportation & Logistics — 0.41%
Landstar System, Inc.	285	54,937

Wholesale - Consumer Staples — 0.25%
Archer-Daniels-Midland Co.	530	33,289

Wholesale - Discretionary — 0.51%
LKQ Corp.	1,260	67,297

Total Common Stocks/Investments — 99.29%
(Cost $11,069,853)		13,147,711

Other Assets in Excess of Liabilities — 0.71%		93,481

NET ASSETS — 100.00%		$13,241,192

(a)	Non-income producing security.

See accompanying notes which are an integral part of these financial statements.

FullerThaler Funds
Statements of Assets and Liabilities
March 31, 2024 - (Unaudited)

	FullerThaler	FullerThaler	FullerThaler
	Behavioral Small-	Behavioral Small-	Behavioral Mid-
	Cap Equity Fund	Cap Growth Fund	Cap Value Fund
Assets
Investments in securities at fair value (cost $6,406,233,178, $855,689,327 and $373,824,765)	$9,184,711,219	$1,049,380,128	$416,407,168
Cash and cash equivalents	253,646,773	46,627,206	31,858,950
Receivable for fund shares sold	13,569,645	6,364,598	1,017,253
Receivable for investments sold	21,656,859	—	—
Dividends and interest receivable	7,329,654	431,359	460,915
Cash collateral for securities loaned	167,234,279	98,074,380	35,896,736
Securities lending income receivable	10,664	4,205	1,326
Prepaid expenses	153,392	105,451	74,963
Total Assets	9,648,312,485	1,200,987,327	485,717,311
Liabilities
Payable for investments purchased	47,833,517	25,371,747	—
Payable for fund shares redeemed	17,026,980	807,122	234,276
Payable for collateral upon return of
securities loaned	177,814,225	104,278,979	38,167,715
Payable to Adviser	4,440,858	682,493	217,497
Accrued 12b-1 fees	88,058	23,665	2,499
Accrued administrative service fees	1,261,796	153,238	57,130
Payable to affiliates	107,552	6,728	8,607
Payable to auditors	9,352	9,352	9,355
Other accrued expenses	86,307	4,520	7,413
Total Liabilities	248,668,645	131,337,844	38,704,492
Net Assets	$9,399,643,840	$1,069,649,483	$447,012,819
Net Assets consist of:
Paid-in capital	$6,279,032,231	$885,178,460	$403,678,222
Accumulated earnings	3,120,611,609	184,471,023	43,334,597
Net Assets	$9,399,643,840	$1,069,649,483	$447,012,819

See accompanying notes which are an integral part of these financial statements.

FullerThaler Funds
Statements of Assets and Liabilities (continued)
March 31, 2024 - (Unaudited)

	FullerThaler Behavioral Small- Cap Equity Fund	FullerThaler Behavioral Small- Cap Growth Fund	FullerThaler Behavioral Mid- Cap Value Fund
R6 Shares:
Net Assets	$2,280,611,248	$128,718,226	$182,631,040
Shares outstanding (unlimited number of shares authorized, no par value)	48,876,130	2,880,062	5,451,057
Net asset value, offering and redemption price per share	$46.66	$44.69	$33.50
Institutional Shares:
Net Assets	$6,548,350,881	$887,307,399	$252,138,645
Shares outstanding (unlimited number of shares authorized, no par value)	141,624,994	19,972,249	7,532,579
Net asset value, offering and redemption price per share	$46.24	$44.43	$33.47
Investor Shares:
Net Assets	$540,614,268	$35,735,714	$8,826,467
Shares outstanding (unlimited number of shares authorized, no par value)	11,780,773	819,287	264,664
Net asset value, offering and redemption price per share	$45.89	$43.62	$33.35
A Shares:
Net Assets	$15,175,147	$6,061,608	$2,451,287
Shares outstanding (unlimited number of shares authorized, no par value)	331,404	139,374	73,522
Net asset value, offering and redemption price per share	$45.79	$43.49	$33.34
Maximum offering price per share (Note 1)	$48.58	$46.14	$35.37
C Shares:
Net Assets	$14,892,296	$11,826,536	$965,380
Shares outstanding (unlimited number of shares authorized, no par value)	330,466	279,772	29,118
Net asset value, offering and redemption price per share	$45.06	$42.27	$33.15

See accompanying notes which are an integral part of these financial statements.

FullerThaler Funds
Statements of Assets and Liabilities (continued)
March 31, 2024 - (Unaudited)

	FullerThaler	FullerThaler
	Behavioral	Behavioral Small
	Unconstrained	Mid Core Equity
	Equity Fund	Fund
Assets
Investments in securities at fair value (cost $51,818,674 and $57,353,945)	$65,964,557	$65,300,786
Cash and cash equivalents	1,850,815	955,818
Receivable for fund shares sold	482,251	70,720
Receivable for investments sold	1,719,388	—
Dividends and interest receivable	26,214	42,501
Cash collateral for securities loaned	—	—
Securities lending income receivable	—	—
Prepaid expenses	52,596	35,544
Total Assets	70,095,821	66,405,369
Liabilities
Payable for investments purchased	2,385,233	—
Payable for fund shares redeemed	—	21,676
Payable to Adviser	31,934	27,311
Accrued 12b-1 fees	61	115
Accrued administrative service fees	3,818	8,613
Payable to affiliates	2,568	2,570
Payable to auditors	8,599	8,480
Other accrued expenses	—	461
Total Liabilities	2,432,213	69,226
Net Assets	$67,663,608	$66,336,143
Net Assets consist of:
Paid-in capital	$55,927,067	$59,096,612
Accumulated earnings	11,736,541	7,239,531
Net Assets	$67,663,608	$66,336,143

See accompanying notes which are an integral part of these financial statements.

FullerThaler Funds
Statements of Assets and Liabilities (continued)
March 31, 2024 - (Unaudited)

	FullerThaler		FullerThaler
	Behavioral		Behavioral Small-
	Unconstrained		Mid Core Equity
	Equity Fund		Fund
R6 Shares:
Net Assets	$45,390,078
Shares outstanding (unlimited number of shares authorized, no par value)	967,436
Net asset value, offering and redemption price per share	$46.92
Institutional Shares:
Net Assets	$22,121,055		$65,038,527
Shares outstanding (unlimited number of shares authorized, no par value)	472,436		1,746,216
Net asset value, offering and redemption price per share	$46.82		$37.25
A Shares:
Net Assets	$112,967		$1,297,616
Shares outstanding (unlimited number of shares authorized, no par value)	2,423		34,985
Net asset value, offering and redemption price per share	$46.62		$37.09
Maximum offering price per share(Note 1)	$49.46		$39.35
C Shares:
Net Assets	$39,508
Shares outstanding (unlimited number of shares authorized, no par value)	857
Net asset value, offering and redemption price per share	$46.11	(a)

(a)	Per share amounts may not recalculate due to rounding of net assets and/or shares outstanding.

See accompanying notes which are an integral part of these financial statements.

FullerThaler Funds
Statements of Assets and Liabilities (continued)
March 31, 2024 - (Unaudited)

	FullerThaler	FullerThaler
	Behavioral Micro-	Behavioral Mid-
	Cap Equity Fund	Cap Equity Fund
Assets
Investments in securities at fair value (cost $16,834,568 and $11,069,853)	$20,312,122	$13,147,711
Cash and cash equivalents	—	437,524
Receivable for fund shares sold	583,574	52,208
Receivable for investments sold	—	138,520
Dividends and interest receivable	24,976	11,510
Cash collateral for securities loaned	778,700	—
Securities lending income receivable	9,267	—
Deferred offering costs	—	8,571
Receivable from Adviser	—	5,394
Prepaid expenses	7,337	6,094
Total Assets	21,715,976	13,807,532
Liabilities
Bank overdraft	491,747	—
Payable for investments purchased	—	551,547
Payable for fund shares redeemed	—	3,196
Payable for collateral upon return of securities loaned	827,964	—
Payable to Adviser	9,997	—
Accrued administrative service fees	2,659	2,453
Payable to affiliates	2,568	2,518
Payable to auditors	8,473	4,133
Other accrued expenses	2,361	2,493
Total Liabilities	1,345,769	566,340
Net Assets	$20,370,207	$13,241,192
Net Assets consist of:
Paid-in capital	$21,090,633	$10,980,419
Accumulated earnings (deficit)	(720,426)	2,260,773
Net Assets	$20,370,207	$13,241,192
Institutional Shares:
Net Assets	$20,370,207	$13,241,192
Shares outstanding (unlimited number of shares authorized, no par value)	790,080	533,368
Net asset value, offering and redemption price per share	$25.78	$24.83

See accompanying notes which are an integral part of these financial statements.

FullerThaler Funds
Statements of Operations
For the six months ended March 31, 2024 - (Unaudited)

	FullerThaler	FullerThaler	FullerThaler
	Behavioral Small-	Behavioral Small-	Behavioral Mid-
	Cap Equity Fund	Cap Growth Fund	Cap Value Fund
Investment Income:
Dividend income	$61,083,350	$571,000	$4,325,128
Interest income	4,090,995	623,924	403,774
Securities lending income	57,803	33,455	8,051
Total investment income	65,232,148	1,228,379	4,736,953
Expenses:
Adviser	23,502,801	2,416,256	1,450,207
Administrative Services - Institutional Shares	3,394,607	308,595	147,349
Administrative Services - Investor Shares	383,523	18,085	7,707
Administrative Services - A Shares	11,086	2,050	1,174
12b-1 fees - Investor Shares	544,627	25,777	10,844
12b-1 fees - A Shares	16,159	3,388	2,513
12b-1 fees - C Shares	69,594	33,787	2,821
Administration	449,526	26,735	23,671
Report printing	176,018	15,877	10,077
Fund accounting	142,688	8,480	7,518
Registration	121,818	47,559	47,936
ReFlow fees (Note 9)	116,840	39,761	89,620
Custodian	97,371	9,383	8,613
Transfer agent	67,456	4,014	3,551
Legal	24,337	5,940	5,946
Audit and tax preparation	9,127	9,127	9,130
Trustee	8,641	8,641	8,641
Compliance services	3,069	3,069	3,069
Miscellaneous	56,563	21,557	16,879
Total expenses	29,195,851	3,008,081	1,857,266
Fees contractually waived by Adviser	—	(262,388)	(326,895)
Net operating expenses	29,195,851	2,745,693	1,530,371
Net investment income (loss)	36,036,297	(1,517,314)	3,206,582
Net Realized and Change in Unrealized Gain (Loss) on Investments and In-Kind Redemptions
Net realized gain (loss) on investment securities transactions	319,698,119	8,193,169	(13,144,393)
Net realized gain from in-kind redemptions (Note 2)	45,309,758	15,231,947	20,854,746
Net change in unrealized appreciation of investment securities	1,570,041,602	154,961,941	67,429,678
Net realized and change in unrealized gain on investments and in-kind redemptions	1,935,049,479	178,387,057	75,140,031
Net increase in net assets resulting from operations	$1,971,085,776	$176,869,743	$78,346,613

See accompanying notes which are an integral part of these financial statements.

FullerThaler Funds
Statements of Operations (continued)
For the period ended March 31, 2024 - (Unaudited)

	FullerThaler	FullerThaler
	Behavioral	Behavioral Small
	Unconstrained	Mid Core Equity
	Equity Fund	Fund
Investment Income:
Dividend income (net of foreign taxes withheld of $ and $361)	$303,977	$504,373
Interest income	44,557	46,878
Securities lending income	—	2
Total investment income	348,534	551,253
Expenses:
Adviser	242,911	206,549
Administrative Services - Institutional Shares	12,062	24,522
Administrative Services - A Shares	87	833
12b-1 fees - A Shares	87	1,111
12b-1 fees - C Shares	164	—
Registration	31,522	19,539
ReFlow fees (Note 9)	10,383	18,781
Trustee	8,641	8,641
Audit and tax preparation	8,373	8,255
Legal	5,936	5,936
Administration	4,089	4,089
Compliance services	3,069	3,069
Report printing	3,014	2,427
Custodian	2,072	1,799
Fund accounting	1,298	1,298
Transfer agent	613	613
Miscellaneous	11,390	11,089
Total expenses	345,711	318,551
Fees contractually waived by Adviser	(88,105)	(83,135)
Net operating expenses	257,606	235,416
Net investment income	90,928	315,837
Net Realized and Change in Unrealized Gain (Loss) on Investments and In-Kind Redemptions
Net realized loss on investment securities transactions	(827,095)	(1,412,623)
Net realized gain from in-kind redemptions (Note 2)	2,712,316	1,362,622
Net change in unrealized appreciation of investment securities	14,179,415	10,032,877
Net realized and change in unrealized gain on investments and in-kind redemptions	16,064,636	9,982,876
Net increase in net assets resulting from operations	$16,155,564	$10,298,713

See accompanying notes which are an integral part of these financial statements.

FullerThaler Funds
Statements of Operations (continued)
For the period ended March 31, 2024 - (Unaudited)

	FullerThaler	FullerThaler
	Behavioral Micro-	Behavioral Mid-
	Cap Equity Fund	Cap Equity Fund(a)
Investment Income:
Dividend income	$153,503	$74,857
Interest income	11,431	5,008
Securities lending income	31,355	—
Total investment income	196,289	79,865
Expenses:
Adviser	135,554	35,228
Administrative Services - Institutional Shares	9,608	5,067
Trustee	8,641	8,532
Audit and tax preparation	8,248	8,148
Registration	6,516	313
Legal	5,936	5,905
Administration	4,089	4,067
Compliance services	3,069	3,051
ReFlow fees (Note 9)	1,715	929
Report printing	1,403	1,523
Fund accounting	1,298	1,291
Custodian	709	324
Transfer agent	613	610
Offering	—	8,269
Organizational	—	10,500
Miscellaneous	10,548	9,282
Total expenses	197,947	103,039
Fees contractually waived and expenses reimbursed by Adviser	(70,925)	(63,555)
Net operating expenses	127,022	39,484
Net investment income	69,267	40,381
Net Realized and Change in Unrealized Gain (Loss) on Investments and In-Kind Redemptions
Net realized loss on investment securities transactions	(844,910)	(35,035)
Net realized gain from in-kind redemptions (Note 2)	554,436	194,955
Net change in unrealized appreciation of investment securities	1,658,300	2,077,858
Net realized and change in unrealized gain on investments and in-kind redemptions	1,367,826	2,237,778
Net increase in net assets resulting from operations	$1,437,093	$2,278,159

(a)	For the period October 2, 2023 (commencement of operations) to March 31, 2024.

See accompanying notes which are an integral part of these financial statements.

FullerThaler Funds
Statements of Changes in Net Assets

	FullerThaler Behavioral Small-Cap
	Equity Fund
	For the Six Months
	Ended March 31,	For the Year Ended
	2024	September 30, 2023
	(Unaudited)
Increase (Decrease) in Net Assets due to:
Operations
Net investment income	$36,036,297	$62,608,963
Net realized gain on investment securities transactions	319,698,119	44,167,158
Net realized gain from in-kind redemptions (Note 2)	45,309,758	71,094,546
Net change in unrealized appreciation of investment securities	1,570,041,602	800,428,286
Net increase in net assets resulting from operations	1,971,085,776	978,298,953
Distributions to Shareholders from Earnings:
R6 Shares	(38,464,492)	(19,327,335)
Institutional Shares	(96,726,072)	(46,680,956)
Investor Shares	(6,978,694)	(2,755,570)
A Shares	(205,854)	(89,102)
C Shares	(154,519)	(61,770)
Total distributions	(142,529,631)	(68,914,733)
Capital Transactions:
R6 Shares:
Proceeds from shares sold	291,622,071	625,715,575
Reinvestment of distributions	13,969,899	5,571,572
Amount paid for shares redeemed	(282,126,824)	(416,167,048)
Total R6 Shares	23,465,146	215,120,099
Institutional Shares:
Proceeds from shares sold	1,114,875,349	1,497,763,887
Reinvestment of distributions	71,521,191	35,308,013
Amount paid for shares redeemed	(549,355,405)	(934,107,965)
Total Institutional Shares	637,041,135	598,963,935
Investor Shares:
Proceeds from shares sold	144,005,664	139,048,508
Reinvestment of distributions	6,551,461	2,521,438
Amount paid for shares redeemed	(60,611,317)	(102,290,503)
Total Investor Shares	89,945,808	39,279,443
A Shares:
Proceeds from shares sold	1,223,407	1,809,456
Reinvestment of distributions	193,537	85,691
Amount paid for shares redeemed	(572,593)	(1,447,266)
Total A Shares	844,351	447,881
C Shares:
Proceeds from shares sold	1,193,275	2,312,985
Reinvestment of distributions	135,608	54,047
Amount paid for shares redeemed	(2,469,738)	(2,399,653)
Total C Shares	(1,140,855)	(32,621)
Net increase in net assets resulting from capital transactions	750,155,585	853,778,737
Total Increase in Net Assets	2,578,711,730	1,763,162,957

See accompanying notes which are an integral part of these financial statements.

FullerThaler Funds
Statements of Changes in Net Assets (continued)

	FullerThaler Behavioral Small-Cap
	Equity Fund
	For the Six Months
	Ended March 31,	For the Year Ended
	2024	September 30, 2023
	(Unaudited)
Net Assets
Beginning of period	6,820,932,110	5,057,769,153
End of period	$9,399,643,840	$6,820,932,110
Share Transactions:
R6 Shares:
Shares sold	7,092,357	17,407,933
Shares issued in reinvestment of distributions	343,843	157,767
Shares redeemed	(6,817,124)	(11,568,665)
Total R6 Shares	619,076	5,997,035
Institutional Shares:
Shares sold	26,949,807	41,600,182
Shares issued in reinvestment of distributions	1,772,109	1,010,184
Shares redeemed	(13,486,773)	(26,036,089)
Total Institutional Shares	15,235,143	16,574,277
Investor Shares:
Shares sold	3,603,156	3,881,423
Shares issued in reinvestment of distributions	164,159	72,381
Shares redeemed	(1,508,808)	(2,855,110)
Total Investor Shares	2,258,507	1,098,694
A Shares:
Shares sold	30,082	50,467
Shares issued in reinvestment of distributions	4,865	2,465
Shares redeemed	(13,916)	(43,986)
Total A Shares	21,031	8,946
C Shares:
Shares sold	30,139	65,654
Shares issued in reinvestment of distributions	3,533	1,560
Shares redeemed	(60,210)	(68,410)
Total C Shares	(26,538)	(1,196)

See accompanying notes which are an integral part of these financial statements.

FullerThaler Funds
Statements of Changes in Net Assets (continued)

	FullerThaler Behavioral Small-Cap
	Growth Fund
	For the Six Months
	Ended March 31,	For the Year Ended
	2024	September 30, 2023
	(Unaudited)
Increase (Decrease) in Net Assets due to:
Operations
Net investment loss	$(1,517,314)	$(1,126,127)
Net realized gain (loss) on investment securities transactions	8,193,169	(21,890,990)
Net realized gain from in-kind redemptions (Note 2)	15,231,947	7,729,264
Net change in unrealized appreciation of investment securities	154,961,941	47,767,293
Net increase in net assets resulting from operations	176,869,743	32,479,440
Capital Transactions:
R6 Shares:
Proceeds from shares sold	142,805,736	80,783,154
Amount paid for shares redeemed	(101,739,367)	(46,677,069)
Total R6 Shares	41,066,369	34,106,085
Institutional Shares:
Proceeds from shares sold	539,335,083	172,179,021
Amount paid for shares redeemed	(41,166,266)	(40,210,522)
Total Institutional Shares	498,168,817	131,968,499
Investor Shares:
Proceeds from shares sold	19,198,128	10,462,083
Amount paid for shares redeemed	(3,060,467)	(1,216,003)
Total Investor Shares	16,137,661	9,246,080
A Shares:
Proceeds from shares sold	4,835,042	1,500,900
Amount paid for shares redeemed	(1,102,856)	(483,425)
Total A Shares	3,732,186	1,017,475
C Shares:
Proceeds from shares sold	6,749,141	2,307,377
Amount paid for shares redeemed	(216,961)	(134,201)
Total C Shares	6,532,180	2,173,176
Net increase in net assets resulting from capital transactions	565,637,213	178,511,315
Total Increase in Net Assets	742,506,956	210,990,755

See accompanying notes which are an integral part of these financial statements.

FullerThaler Funds
Statements of Changes in Net Assets (continued)

	FullerThaler Behavioral Small-Cap
	Growth Fund
	For the Six Months
	Ended March 31,	For the Year Ended
	2024	September 30, 2023
	(Unaudited)
Net Assets
Beginning of period	327,142,527	116,151,772
End of period	$1,069,649,483	$327,142,527
Share Transactions:
R6 Shares:
Shares sold	4,035,390	2,556,289
Shares redeemed	(2,851,671)	(1,483,038)
Total R6 Shares	1,183,719	1,073,251
Institutional Shares:
Shares sold	13,314,274	5,494,847
Shares redeemed	(1,085,829)	(1,308,496)
Total Institutional Shares	12,228,445	4,186,351
Investor Shares:
Shares sold	494,743	327,736
Shares redeemed	(81,418)	(39,020)
Total Investor Shares	413,325	288,716
A Shares:
Shares sold	122,674	47,654
Shares redeemed	(28,379)	(15,497)
Total A Shares	94,295	32,157
C Shares:
Shares sold	187,875	75,456
Shares redeemed	(6,316)	(4,709)
Total C Shares	181,559	70,747

See accompanying notes which are an integral part of these financial statements.

FullerThaler Funds
Statements of Changes in Net Assets (continued)

	FullerThaler Behavioral Mid-Cap Value
	Fund
	For the Six Months
	Ended March 31,	For the Year Ended
	2024	September 30, 2023
	(Unaudited)
Increase (Decrease) in Net Assets due to:
Operations
Net investment income	$3,206,582	$5,727,655
Net realized loss on investment securities transactions	(13,144,393)	(6,675,749)
Net realized gain from in-kind redemptions (Note 2)	20,854,746	14,708,557
Net change in unrealized appreciation (depreciation) of investment securities	67,429,678	(1,010,941)
Net increase in net assets resulting from operations	78,346,613	12,749,522
Distributions to Shareholders from Earnings:
R6 Shares	(3,002,777)	(4,882,882)
Institutional Shares	(3,070,489)	(4,069,248)
Investor Shares	(116,331)	(139,944)
A Shares	(31,492)	(4,018)
C Shares	(5,900)	(3,375)
Total distributions	(6,226,989)	(9,099,467)
Capital Transactions:
R6 Shares:
Proceeds from shares sold	86,045,742	86,601,555
Reinvestment of distributions	3,002,777	4,882,882
Amount paid for shares redeemed	(156,847,638)	(58,125,918)
Total R6 Shares	(67,799,119)	33,358,519
Institutional Shares:
Proceeds from shares sold	92,032,802	169,657,350
Reinvestment of distributions	2,875,745	3,477,679
Amount paid for shares redeemed	(63,252,299)	(121,796,622)
Total Institutional Shares	31,656,248	51,338,407
Investor Shares:
Proceeds from shares sold	1,161,301	9,646,784
Reinvestment of distributions	115,706	138,870
Amount paid for shares redeemed	(2,237,308)	(7,583,166)
Total Investor Shares	(960,301)	2,202,488
A Shares:
Proceeds from shares sold	412,580	2,250,553
Reinvestment of distributions	31,492	4,018
Amount paid for shares redeemed	(108,131)	(552,332)
Total A Shares	335,941	1,702,239
C Shares:
Proceeds from shares sold	522,470	288,356
Reinvestment of distributions	5,900	3,375
Amount paid for shares redeemed	—	(6,012)
Total C Shares	528,370	285,719
Net increase (decrease) in net assets resulting from capital transactions	(36,238,861)	88,887,372

See accompanying notes which are an integral part of these financial statements.

FullerThaler Funds
Statements of Changes in Net Assets (continued)

	FullerThaler Behavioral Mid-Cap Value
	Fund
	For the Six Months
	Ended March 31,	For the Year Ended
	2024	September 30, 2023
	(Unaudited)
Total Increase in Net Assets	35,880,763	92,537,427
Net Assets
Beginning of period	411,132,056	318,594,629
End of period	$447,012,819	$411,132,056
Share Transactions:
R6 Shares:
Shares sold	2,946,413	3,110,382
Shares issued in reinvestment of distributions	96,801	170,441
Shares redeemed	(5,416,539)	(2,143,832)
Total R6 Shares	(2,373,325)	1,136,991
Institutional Shares:
Shares sold	2,983,636	5,863,820
Shares issued in reinvestment of distributions	92,766	121,608
Shares redeemed	(2,201,364)	(4,432,979)
Total Institutional Shares	875,038	1,552,449
Investor Shares:
Shares sold	38,619	338,427
Shares issued in reinvestment of distributions	3,743	4,867
Shares redeemed	(72,588)	(268,773)
Total Investor Shares	(30,226)	74,521
A Shares:
Shares sold	13,790	78,540
Shares issued in reinvestment of distributions	1,019	141
Shares redeemed	(3,575)	(19,248)
Total A Shares	11,234	59,433
C Shares:
Shares sold	17,194	10,000
Shares issued in reinvestment of distributions	192	119
Shares redeemed	—	(211)
Total C Shares	17,386	9,908

See accompanying notes which are an integral part of these financial statements.

FullerThaler Funds
Statements of Changes in Net Assets (continued)

	FullerThaler Behavioral Unconstrained
	Equity Fund
	For the Six Months
	Ended March 31,	For the Year Ended
	2024	September 30, 2023
	(Unaudited)
Increase (Decrease) in Net Assets due to:
Operations
Net investment income	$90,928	$126,192
Net realized loss on investment securities transactions	(827,095)	(3,347,499)
Net realized gain from in-kind redemptions (Note 2)	2,712,316	3,994,037
Net change in unrealized appreciation of investment securities	14,179,415	7,141,176
Net increase in net assets resulting from operations	16,155,564	7,913,906
Distributions to Shareholders from Earnings:
R6 Shares	(124,358)	—
Institutional Shares	(32,753)	—
Total distributions	(157,111)	—
Capital Transactions:
R6 Shares:
Proceeds from shares sold	15,119,476	30,700,026
Reinvestment of distributions	73,434	—
Amount paid for shares redeemed	(14,403,730)	(34,872,906)
Total R6 Shares	789,180	(4,172,880)
Institutional Shares:
Proceeds from shares sold	5,512,539	3,134,933
Reinvestment of distributions	32,139	—
Amount paid for shares redeemed	(1,885,976)	(1,995,946)
Total Institutional Shares	3,658,702	1,138,987
A Shares:
Proceeds from shares sold	36,178	12,771
Amount paid for shares redeemed	(112)	(112)
Total A Shares	36,066	12,659
C Shares:
Proceeds from shares sold	1,200	—
Total C Shares	1,200	—
Net increase (decrease) in net assets resulting from capital transactions	4,485,148	(3,021,234)
Total Increase in Net Assets	20,483,601	4,892,672

See accompanying notes which are an integral part of these financial statements.

FullerThaler Funds
Statements of Changes in Net Assets (continued)

	FullerThaler Behavioral Unconstrained
	Equity Fund
	For the Six Months
	Ended March 31,	For the Year Ended
	2024	September 30, 2023
	(Unaudited)
Net Assets
Beginning of period	47,180,007	42,287,335
End of period	$67,663,608	$47,180,007
Share Transactions:
R6 Shares:
Shares sold	387,172	878,245
Shares issued in reinvestment of distributions	1,816	—
Shares redeemed	(356,069)	(1,023,536)
Total R6 Shares	32,919	(145,291)
Institutional Shares:
Shares sold	137,050	89,118
Shares issued in reinvestment of distributions	797	—
Shares redeemed	(45,791)	(58,708)
Total Institutional Shares	92,056	30,410
A Shares:
Shares sold	818	367
Shares redeemed	(3)	(3)
Total A Shares	815	364
C Shares:
Shares sold	27	—
Total C Shares	27	—

See accompanying notes which are an integral part of these financial statements.

FullerThaler Funds
Statements of Changes in Net Assets (continued)

	FullerThaler Behavioral Small–Mid Core
	Equity Fund
	For the Six Months
	Ended March 31,	For the Year Ended
	2024	September 30, 2023
	(Unaudited)
Increase (Decrease) in Net Assets due to:
Operations
Net investment income	$315,837	$310,227
Net realized loss on investment securities transactions	(1,412,623)	(839,748)
Net realized gain from in-kind redemptions (Note 2)	1,362,622	2,595,851
Net change in unrealized appreciation (depreciation) of investment securities	10,032,877	(1,206,049)
Net increase in net assets resulting from operations	10,298,713	860,281
Distributions to Shareholders from Earnings:
Institutional Shares	(427,648)	(71,804)
A Shares	(5,372)	(39)
Total distributions	(433,020)	(71,843)
Capital Transactions:
Institutional Shares:
Proceeds from shares sold	34,205,423	57,951,189
Reinvestment of distributions	367,630	71,804
Amount paid for shares redeemed	(20,795,677)	(24,008,554)
Total Institutional Shares	13,777,376	34,014,439
A Shares:
Proceeds from shares sold	1,178,562	695,071
Reinvestment of distributions	5,372	39
Amount paid for shares redeemed	(621,637)	(127,698)
Total A Shares	562,297	567,412
Net increase in net assets resulting from capital transactions	14,339,673	34,581,851
Total Increase in Net Assets	24,205,366	35,370,289
Net Assets
Beginning of period	42,130,777	6,760,488
End of period	$66,336,143	$42,130,777
Share Transactions:
Institutional Shares:
Shares sold	1,051,357	1,824,200
Shares issued in reinvestment of distributions	10,759	2,467
Shares redeemed	(648,924)	(748,278)
Total Institutional Shares	413,192	1,078,389
A Shares:
Shares sold	36,869	22,225
Shares issued in reinvestment of distributions	158	1
Shares redeemed	(20,300)	(4,093)
Total A Shares	16,727	18,133

See accompanying notes which are an integral part of these financial statements.

FullerThaler Funds
Statements of Changes in Net Assets (continued)

	FullerThaler Behavioral Micro-Cap
	Equity Fund
	For the Six Months
	Ended March 31,	For the Year Ended
	2024	September 30, 2023
	(Unaudited)
Increase (Decrease) in Net Assets due to:
Operations
Net investment income	$69,267	$79,021
Net realized loss on investment securities transactions	(844,910)	(3,694,425)
Net realized gain from in-kind redemptions (Note 2)	554,436	384,692
Net change in unrealized appreciation of investment securities	1,658,300	4,705,383
Net increase in net assets resulting from operations	1,437,093	1,474,671
Capital Transactions:
Institutional Shares:
Proceeds from shares sold	4,185,909	5,177,276
Amount paid for shares redeemed	(3,296,614)	(2,282,018)
Total Institutional Shares	889,295	2,895,258
Net increase in net assets resulting from capital transactions	889,295	2,895,258
Total Increase in Net Assets	2,326,388	4,369,929
Net Assets
Beginning of period	18,043,819	13,673,890
End of period	$20,370,207	$18,043,819
Share Transactions:
Institutional Shares:
Shares sold	170,790	220,258
Shares redeemed	(135,190)	(96,745)
Total Institutional Shares	35,600	123,513

See accompanying notes which are an integral part of these financial statements.

FullerThaler Funds
Statements of Changes in Net Assets (continued)

FullerThaler
Behavioral Mid-Cap
Equity Fund
For the Period
Ended March 31,
2024(a)
(Unaudited)
Increase (Decrease) in Net Assets due to:
Operations
Net investment income	$40,381
Net realized loss on investment securities transactions	(35,035)
Net realized gain from in-kind redemptions (Note 2)	194,955
Net change in unrealized appreciation of investment securities	2,077,858
Net increase in net assets resulting from operations	2,278,159
Distributions to Shareholders from Earnings:
Institutional Shares	(17,386)
Total distributions	(17,386)
Capital Transactions:
Institutional Shares:
Proceeds from shares sold	12,339,990
Reinvestment of distributions	16,880
Amount paid for shares redeemed	(1,376,451)
Total Institutional Shares	10,980,419
Net increase in net assets resulting from capital transactions	10,980,419
Total Increase in Net Assets	13,241,192
Net Assets
Beginning of period	—
End of period	$13,241,192
Share Transactions:
Institutional Shares:
Shares sold	591,428
Shares issued in reinvestment of distributions	760
Shares redeemed	(58,820)
Total Institutional Shares	533,368

(a)	For the period October 2, 2023 (commencement of operations) to March 31, 2024.

See accompanying notes which are an integral part of these financial statements.

FullerThaler Behavioral Small-Cap Equity Fund - R6 Shares
Financial Highlights

(For a share outstanding during each period)

	For the Six
	Months
	Ended
	March
	31, 2024		For the Years Ended September 30,
	(Unaudited)		2023	2022	2021	2020		2019
Net asset value, beginning of period	$37.18		$31.61	$36.83	$24.76	$25.39		$26.76
Income from investment operations:
Net investment income(a)	0.21		0.40	0.33	0.49	0.11		0.17
Net realized and unrealized gain (loss) on investments	10.07		5.63	(4.09)	11.71	(0.61	) (b)	(1.40)
Total from investment operations	10.28		6.03	(3.76)	12.20	(0.50)		(1.23)
Less distributions to shareholders from:
Net investment income	(0.45)		(0.29)	(0.18)	(0.13)	(0.13)		(0.14)
Net realized gains	(0.35)		(0.17)	(1.28)	—	—		—
Total from distributions	(0.80)		(0.46)	(1.46)	(0.13)	(0.13)		(0.14)
Net asset value, end of period	$46.66		$37.18	$31.61	$36.83	$24.76		$25.39
Total Return (c)	27.95	% (d)	19.16%	(10.81)%	49.38%	(2.02)%		(4.54)%
Ratios and Supplemental Data:
Net assets, end of period (000 omitted)	$2,280,611		$1,794,005	$1,335,836	$1,395,653	$610,476		$184,779
Before waiver or recoupment:
Ratio of expenses to average net assets	0.63	% (e)	0.64%	0.65%	0.64%	0.69%		0.72%
After waiver or recoupment:
Ratio of net expenses to average net assets	0.63	% (e)	0.64%	0.65%	0.64%	0.69%		0.72%
Ratio of net investment income to average net assets	1.03	% (e)	1.10%	0.94%	1.42%	0.47%		0.69%
Portfolio turnover(f)(g)	23	% (d)	35%	35%	31%	54%		38%

(a)	Per share net investment income has been calculated using the average shares method.

(b)	The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period due to the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.

(c)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Small-Cap Equity Fund, assuming reinvestment of distributions.

(d)	Not annualized.

(e)	Annualized.

(f)	Portfolio turnover is calculated on the basis on the Small-Cap Equity Fund as a whole without distinguishing among the classes of shares.

(g)	Portfolio turnover excludes securities delivered as a result of a redemption in-kind.

See accompanying notes which are an integral part of these financial statements.

FullerThaler Behavioral Small-Cap Equity Fund – Institutional Shares
Financial Highlights

(For a share outstanding during the period)

	For the Six
	Months
	Ended
	March
	31, 2024		For the Years Ended September 30,
	(Unaudited)		2023	2022	2021	2020		2019
Net asset value, beginning of period	$36.83		$31.32	$36.51	$24.55	$25.18		$26.55
Income from investment operations:
Net investment income(a)	0.19		0.36	0.29	0.44	0.09		0.15
Net realized and unrealized gain (loss) on investments	9.98		5.57	(4.05)	11.62	(0.61	) (b)	(1.40)
Total from investment operations	10.17		5.93	(3.76)	12.06	(0.52)		(1.25)
Less distributions to shareholders from:
Net investment income	(0.41)		(0.25)	(0.15)	(0.10)	(0.11)		(0.12)
Net realized gains	(0.35)		(0.17)	(1.28)	—	—		—
Total from distributions	(0.76)		(0.42)	(1.43)	(0.10)	(0.11)		(0.12)
Net asset value, end of period	$46.24		$36.83	$31.32	$36.51	$24.55		$25.18
Total Return (c)	27.90	% (d)	19.03%	(10.90)%	49.24%	(2.11)%		(4.65)%
Ratios and Supplemental Data:
Net assets, end of period (000 omitted)	$6,548,351		$4,654,951	$3,439,879	$3,599,929	$2,089,639		$1,620,327
Before waiver or recoupment:
Ratio of expenses to average net assets	0.76	% (e)	0.75%	0.74%	0.75%	0.79%		0.82%
After waiver or recoupment:
Ratio of net expenses to average net assets	0.76	% (e)	0.75%	0.74%	0.75%	0.79%		0.82%
Ratio of net investment income to average net assets	0.91	% (e)	0.98%	0.83%	1.28%	0.36%		0.60%
Portfolio turnover(f)(g)	23	% (d)	35%	35%	31%	54%		38%

(a)	Per share net investment income has been calculated using the average shares method.

(b)	The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period due to the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.

(c)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Small-Cap Equity Fund, assuming reinvestment of distributions.

(d)	Not annualized.

(e)	Annualized.

(f)	Portfolio turnover is calculated on the basis on the Small-Cap Equity Fund as a whole without distinguishing among the classes of shares.

(g)	Portfolio turnover excludes securities delivered as a result of a redemption in-kind.

See accompanying notes which are an integral part of these financial statements.

FullerThaler Behavioral Small-Cap Equity Fund – Investor Shares
Financial Highlights

(For a share outstanding during each period)

	For the Six
	Months
	Ended
	March
	31, 2024		For the Years Ended September 30,
	(Unaudited)		2023	2022	2021	2020		2019
Net asset value, beginning of period	$36.53		$31.08	$36.25	$24.39	$25.02		$26.36
Income from investment operations:
Net investment income(a)	0.12		0.25	0.19	0.34	0.02		0.09
Net realized and unrealized gain (loss) on investments	9.90		5.52	(4.02)	11.55	(0.62	) (b)	(1.38)
Total from investment operations	10.02		5.77	(3.83)	11.89	(0.60)		(1.29)
Less distributions to shareholders from:
Net investment income	(0.31)		(0.15)	(0.06)	(0.03)	(0.03)		(0.05)
Net realized gains	(0.35)		(0.17)	(1.28)	—	—		—
Total from distributions	(0.66)		(0.32)	(1.34)	(0.03)	(0.03)		(0.05)
Net asset value, end of period	$45.89		$36.53	$31.08	$36.25	$24.39		$25.02
Total Return (c)	27.71	% (d)	18.65%	(11.15)%	48.79%	(2.40)%		(4.89)%
Ratios and Supplemental Data:
Net assets, end of period (000 omitted)	$540,614		$347,885	$261,786	$273,271	$139,789		$124,550
Before waiver or recoupment:
Ratio of expenses to average net assets	1.06	% (e)	1.05%	1.03%	1.03%	1.08%		1.10%
After waiver or recoupment:
Ratio of net expenses to average net assets	1.06	% (e)	1.05%	1.03%	1.03%	1.08%		1.10%
Ratio of net investment income to average net assets	0.61	% (e)	0.69%	0.55%	1.01%	0.07%		0.38%
Portfolio turnover(f)(g)	23	% (d)	35%	35%	31%	54%		38%

(a)	Per share net investment income has been calculated using the average shares method.

(b)	The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period due to the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.

(c)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Small-Cap Equity Fund, assuming reinvestment of distributions.

(d)	Not annualized.

(e)	Annualized.

(f)	Portfolio turnover is calculated on the basis on the Small-Cap Equity Fund as a whole without distinguishing among the classes of shares.

(g)	Portfolio turnover excludes securities delivered as a result of a redemption in-kind.

See accompanying notes which are an integral part of these financial statements.

FullerThaler Behavioral Small-Cap Equity Fund – A Shares
Financial Highlights

(For a share outstanding during each period)

	For the Six
	Months							For the
	Ended							Period
	March							Ended
	31, 2024		For the Years Ended September 30,					September
	(Unaudited)		2023	2022	2021	2020		30, 2019(a)
Net asset value, beginning of period	$36.45		$31.00	$36.18	$24.38	$25.04		$20.99
Income from investment operations:
Net investment income(b)	0.12		0.25	0.21	0.40	0.01		0.07
Net realized and unrealized gain (loss) on investments	9.88		5.52	(4.04)	11.48	(0.58	) (c)	3.98
Total from investment operations	10.00		5.77	(3.83)	11.88	(0.57)		4.05
Less distributions to shareholders from:
Net investment income	(0.31)		(0.15)	(0.07)	(0.08)	(0.09)		—
Net realized gains	(0.35)		(0.17)	(1.28)	—	—		—
Total from distributions	(0.66)		(0.32)	(1.35)	(0.08)	(0.09)		—
Net asset value, end of period	$45.79		$36.45	$31.00	$36.18	$24.38		$25.04
Total Return (excludes sales charge)(d)	27.69	% (e)	18.69%	(11.15)%	48.80%	(2.31)%		19.29	% (e)
Ratios and Supplemental Data:
Net assets, end of period (000 omitted)	$15,175		$11,313	$9,345	$7,408	$941		$575
Before waiver or recoupment:
Ratio of expenses to average net assets	1.05	% (f)	1.04%	1.02%	1.02%	1.13%		1.01	% (f)
After waiver or recoupment:
Ratio of net expenses to average net assets	1.05	% (f)	1.04%	1.02%	1.02%	1.13%		1.01	% (f)
Ratio of net investment income to average net assets	0.60	% (f)	0.69%	0.60%	1.15%	0.05%		0.37	% (f)
Portfolio turnover(g)(h)	23	% (e)	35%	35%	31%	54%		38	% (e)

(a)	For the period December 19, 2018 (commencement of operations) to September 30, 2019.

(b)	Per share net investment income has been calculated using the average shares method.

(c)	The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period due to the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.

(d)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Small-Cap Equity Fund, assuming reinvestment of distributions.

(e)	Not annualized.

(f)	Annualized.

(g)	Portfolio turnover is calculated on the basis on the Small-Cap Equity Fund as a whole without distinguishing among the classes of shares.

(h)	Portfolio turnover excludes securities delivered as a result of a redemption in-kind.

See accompanying notes which are an integral part of these financial statements.

FullerThaler Behavioral Small-Cap Equity Fund – C Shares
Financial Highlights

(For a share outstanding during each period)

	For the Six
	Months							For the
	Ended							Period
	March							Ended
	31, 2024		For the Years Ended September 30,					September
	(Unaudited)		2023	2022	2021	2020		30, 2019(a)
Net asset value, beginning of period	$35.79		$30.49	$35.75	$24.16	$24.92		$20.99
Income from investment operations:
Net investment income (loss)(b)	—	(c)	0.03	(0.02)	0.17	(0.12)		(0.09)
Net realized and unrealized gain (loss) on investments	9.71		5.44	(3.96)	11.42	(0.61	) (d)	4.02
Total from investment operations	9.71		5.47	(3.98)	11.59	(0.73)		3.93
Less distributions to shareholders from:
Net investment income	(0.09)		—	—	—	(0.03)		—
Net realized gains	(0.35)		(0.17)	(1.28)	—	—		—
Total from distributions	(0.44)		(0.17)	(1.28)	—	(0.03)		—
Net asset value, end of period	$45.06		$35.79	$30.49	$35.75	$24.16		$24.92
Total Return (excludes sales charge)(e)	27.33	% (f)	17.97%	(11.70)%	47.97%	(2.95)%		18.72	% (f)
Ratios and Supplemental Data:
Net assets, end of period (000 omitted)	$14,892		$12,779	$10,923	$10,096	$2,987		$472
Before waiver or recoupment:
Ratio of expenses to average net assets	1.63	% (g)	1.64%	1.65%	1.64%	1.69%		1.72	% (g)
After waiver or recoupment:
Ratio of net expenses to average net assets	1.63	% (g)	1.64%	1.65%	1.64%	1.69%		1.72	% (g)
Ratio of net investment income (loss) to average net assets	0.02	% (g)	0.10%	(0.05)%	0.50%	(0.52)%		0.46	% (g)
Portfolio turnover(h)(i)	23	% (f)	35%	35%	31%	54%		38	% (f)

(a)	For the period December 19, 2018 (commencement of operations) to September 30, 2019.

(b)	Per share net investment income has been calculated using the average shares method.

(c)	Rounds to less than $0.005 per share.

(d)	The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period due to the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.

(e)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Small-Cap Equity Fund, assuming reinvestment of distributions.

(f)	Not annualized.

(g)	Annualized.

(h)	Portfolio turnover is calculated on the basis on the Small-Cap Equity Fund as a whole without distinguishing among the classes of shares.

(i)	Portfolio turnover excludes securities delivered as a result of a redemption in-kind.

See accompanying notes which are an integral part of these financial statements.

FullerThaler Behavioral Small-Cap Growth Fund - R6 Shares
Financial Highlights

(For a share outstanding during each period)

	For the Six
	Months
	Ended
	March
	31, 2024		For the Years Ended September 30,
	(Unaudited)		2023	2022	2021	2020	2019
Net asset value, beginning of period	$32.94		$26.90	$43.92	$28.12	$21.73	$26.95
Income from investment operations:
Net investment loss(a)	(0.09)		(0.17)	(0.15)	(0.27)	(0.14)	(0.10)
Net realized and unrealized gain (loss) on investments	11.84		6.21	(10.34)	16.07	6.53	(5.12)
Total from investment operations	11.75		6.04	(10.49)	15.80	6.39	(5.22)
Less distributions to shareholders from:
Net realized gains	—		—	(6.53)	—	—	—
Total from distributions	—		—	(6.53)	—	—	—
Net asset value, end of period	$44.69		$32.94	$26.90	$43.92	$28.12	$21.73
Total Return (b)	35.67	% (c)	22.45%	(28.48)%	56.19%	29.41%	(19.37)%
Ratios and Supplemental Data:
Net assets, end of period (000 omitted)	$128,718		$55,874	$16,759	$5,940	$13,083	$2,191
Before waiver or recoupment:
Ratio of expenses to average net assets	0.92	% (d)	0.98%	1.09%	1.06%	1.63%	2.19%
After waiver or recoupment:
Ratio of net expenses to average net assets	0.86	% (d)	0.87%	0.90%	0.90%	0.90%	0.92	% (e)
Ratio of net investment loss to average net assets	(0.45	)% (d)	(0.51)%	(0.46)%	(0.73)%	(0.57)%	(0.45)%
Portfolio turnover(f)(g)	44	% (c)	101%	102%	114%	128%	127%

(a)	Per share net investment income has been calculated using the average shares method.

(b)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Small-Cap Growth Fund, assuming reinvestment of distributions.

(c)	Not annualized.

(d)	Annualized.

(e)	Includes interest expense of 0.02% for the fiscal year ended September 30, 2019.

(f)	Portfolio turnover is calculated on the basis on the Small-Cap Growth Fund as a whole without distinguishing among the classes of shares.

(g)	Portfolio turnover excludes securities delivered as a result of a redemption in-kind.

See accompanying notes which are an integral part of these financial statements.

FullerThaler Behavioral Small-Cap Growth Fund - Institutional Shares
Financial Highlights

(For a share outstanding during each period)

	For the Six
	Months
	Ended
	March
	31, 2024		For the Years Ended September 30,
	(Unaudited)		2023	2022	2021	2020	2019
Net asset value, beginning of period	$32.76		$26.77	$43.79	$28.06	$21.69	$26.93
Income from investment operations:
Net investment loss(a)	(0.10)		(0.18)	(0.24)	(0.31)	(0.16)	(0.11)
Net realized and unrealized gain (loss) on investments	11.77		6.17	(10.25)	16.04	6.53	(5.13)
Total from investment operations	11.67		5.99	(10.49)	15.73	6.37	(5.24)
Less distributions to shareholders from:
Net realized gains	—		—	(6.53)	—	—	—
Total from distributions	—		—	(6.53)	—	—	—
Net asset value, end of period	$44.43		$32.76	$26.77	$43.79	$28.06	$21.69
Total Return (b)	35.62	% (c)	22.38%	(28.57)%	56.06%	29.37%	(19.46)%
Ratios and Supplemental Data:
Net assets, end of period (000 omitted)	$887,307		$253,671	$95,249	$104,236	$44,808	$13,359
Before waiver or recoupment:
Ratio of expenses to average net assets	1.06	% (d)	1.12%	1.18%	1.12%	1.71%	2.25%
After waiver or recoupment:
Ratio of net expenses to average net assets	0.96	% (d)	0.97%	0.99%	0.99%	0.99%	1.00	% (e)
Ratio of net investment loss to average net assets	(0.52	)% (d)	(0.56)%	(0.72)%	(0.79)%	(0.65)%	(0.48)%
Portfolio turnover(f)(g)	44	% (c)	101%	102%	114%	128%	127%

(a)	Per share net investment income has been calculated using the average shares method.

(b)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Small-Cap Growth Fund, assuming reinvestment of distributions.

(c)	Not annualized.

(d)	Annualized.

(e)	Includes interest expense of 0.01% for the fiscal year ended September 30, 2019.

(f)	Portfolio turnover is calculated on the basis on the Small-Cap Growth Fund as a whole without distinguishing among the classes of shares.

(g)	Portfolio turnover excludes securities delivered as a result of a redemption in-kind.

See accompanying notes which are an integral part of these financial statements.

FullerThaler Behavioral Small-Cap Growth Fund - Investor Shares
Financial Highlights

(For a share outstanding during each period)

	For the Six
	Months
	Ended
	March
	31, 2024		For the Years Ended September 30,
	(Unaudited)		2023	2022	2021	2020	2019
Net asset value, beginning of period	$32.21		$26.40	$43.36	$27.86	$21.60	$26.88
Income from investment operations:
Net investment loss(a)	(0.15)		(0.26)	(0.33)	(0.41)	(0.22)	(0.19)
Net realized and unrealized gain (loss) on investments	11.56		6.07	(10.10)	15.91	6.48	(5.09)
Total from investment operations	11.41		5.81	(10.43)	15.50	6.26	(5.28)
Less distributions to shareholders from:
Net realized gains	—		—	(6.53)	—	—	—
Total from distributions	—		—	(6.53)	—	—	—
Net asset value, end of period	$43.62		$32.21	$26.40	$43.36	$27.86	$21.60
Total Return (b)	35.42	% (c)	22.01%	(28.74)%	55.64%	28.98%	(19.64)%
Ratios and Supplemental Data:
Net assets, end of period (000 omitted)	$35,736		$13,075	$3,095	$3,245	$781	$153
Before waiver or recoupment:
Ratio of expenses to average net assets	1.35	% (d)	1.42%	1.48%	1.44%	1.98%	2.57%
After waiver or recoupment:
Ratio of net expenses to average net assets	1.25	% (d)	1.25%	1.25%	1.25%	1.25%	1.27	% (e)
Ratio of net investment loss to average net assets	(0.82	)% (d)	(0.84)%	(0.99)%	(1.04)%	(0.87)%	(0.85)%
Portfolio turnover(f)(g)	44	% (c)	101%	102%	114%	128%	127%

(a)	Per share net investment income has been calculated using the average shares method.

(b)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Small-Cap Growth Fund, assuming reinvestment of distributions.

(c)	Not annualized.

(d)	Annualized.

(e)	Includes interest expense of 0.02% for the fiscal year ended September 30, 2019.

(f)	Portfolio turnover is calculated on the basis on the Small-Cap Growth Fund as a whole without distinguishing among the classes of shares.

(g)	Portfolio turnover excludes securities delivered as a result of a redemption in-kind.

See accompanying notes which are an integral part of these financial statements.

FullerThaler Behavioral Small-Cap Growth Fund - A Shares
Financial Highlights

(For a share outstanding during each period)

	For the Six
	Months						For the
	Ended						Period
	March						Ended
	31, 2024		For the Years Ended September 30,				September
	(Unaudited)		2023	2022	2021	2020	30, 2019(a)
Net asset value, beginning of period	$32.12		$26.34	$43.30	$27.83	$21.59	$19.59
Income from investment operations:
Net investment loss(b)	(0.16)		(0.28)	(0.34)	(0.43)	(0.24)	(0.13)
Net realized and unrealized gain (loss) on investments	11.53		6.06	(10.09)	15.90	6.48	2.13
Total from investment operations	11.37		5.78	(10.43)	15.47	6.24	2.00
Less distributions to shareholders from:
Net realized gains	—		—	(6.53)	—	—	—
Total from distributions	—		—	(6.53)	—	—	—
Net asset value, end of period	$43.49		$32.12	$26.34	$43.30	$27.83	$21.59
Total Return (excludes sales charge)(c)	35.40	% (d)	21.94%	(28.78)%	55.59%	28.90%	10.21	% (d)
Ratios and Supplemental Data:
Net assets, end of period (000 omitted)	$6,062		$1,448	$340	$365	$60	$4
Before waiver or recoupment:
Ratio of expenses to average net assets	1.32	% (e)	1.39%	1.41%	1.35%	1.91%	2.15	% (e)
After waiver or recoupment:
Ratio of net expenses to average net assets	1.30	% (e)	1.30%	1.30%	1.30%	1.30%	1.30	% (e)
Ratio of net investment loss to average net assets	(0.86	)% (e)	(0.88)%	(1.04)%	(1.08)%	(0.95)%	(0.75	)% (e)
Portfolio turnover(f)(g)	44	% (d)	101%	102%	114%	128%	127	% (d)

(a)	For the period December 19, 2018 (commencement of operations) to September 30, 2019.

(b)	Per share net investment income has been calculated using the average shares method.

(c)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Small-Cap Growth Fund, assuming reinvestment of distributions.

(d)	Not annualized.

(e)	Annualized.

(f)	Portfolio turnover is calculated on the basis on the Small-Cap Growth Fund as a whole without distinguishing among the classes of shares.

(g)	Portfolio turnover excludes securities delivered as a result of a redemption in-kind.

See accompanying notes which are an integral part of these financial statements.

FullerThaler Behavioral Small-Cap Growth Fund - C Shares
Financial Highlights

(For a share outstanding during each period)

	For the Six
	Months						For the
	Ended						Period
	March						Ended
	31, 2024		For the Years Ended September 30,				September
	(Unaudited)		2023	2022	2021	2020	30, 2019(a)
Net asset value, beginning of period	$31.30		$25.80	$42.72	$27.60	$21.51	$19.59
Income from investment operations:
Net investment loss(b)	(0.25)		(0.42)	(0.49)	(0.64)	(0.36)	(0.22)
Net realized and unrealized gain (loss) on investments	11.22		5.92	(9.90)	15.76	6.45	2.14
Total from investment operations	10.97		5.50	(10.39)	15.12	6.09	1.92
Less distributions to shareholders from:
Net realized gains	—		—	(6.53)	—	—	—
Total from distributions	—		—	(6.53)	—	—	—
Net asset value, end of period	$42.27		$31.30	$25.80	$42.72	$27.60	$21.51
Total Return (excludes sales charge)(c)	35.05	% (d)	21.32%	(29.12)%	54.78%	28.31%	9.80	% (d)
Ratios and Supplemental Data:
Net assets, end of period (000 omitted)	$11,827		$3,074	$709	$726	$28	$2
Before waiver or recoupment:
Ratio of expenses to average net assets	1.92	% (e)	2.00%	2.09%	2.03%	2.62%	2.87	% (e)
After waiver or recoupment:
Ratio of net expenses to average net assets	1.80	% (e)	1.80%	1.80%	1.80%	1.80%	1.80	% (e)
Ratio of net investment loss to average net assets	(1.37	)% (e)	(1.38)%	(1.52)%	(1.59)%	(1.45)%	(1.27	)% (e)
Portfolio turnover(f)(g)	44	% (d)	101%	102%	114%	128%	127	% (d)

(a)	For the period December 19, 2018 (commencement of operations) to September 30, 2019.

(b)	Per share net investment income has been calculated using the average shares method.

(c)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Small-Cap Growth Fund, assuming reinvestment of distributions.

(d)	Not annualized.

(e)	Annualized.

(f)	Portfolio turnover is calculated on the basis on the Small-Cap Growth Fund as a whole without distinguishing among the classes of shares.

(g)	Portfolio turnover excludes securities delivered as a result of a redemption in-kind.

See accompanying notes which are an integral part of these financial statements.

FullerThaler Behavioral Mid-Cap Value Fund - R6 Shares
Financial Highlights

(For a share outstanding during each period)

	For the Six
	Months
	Ended
	March
	31, 2024		For the Years Ended September 30,
	(Unaudited)		2023	2022	2021	2020	2019
Net asset value, beginning of period	$27.71		$26.53	$28.97	$19.00	$21.49	$20.56
Income from investment operations:
Net investment income(a)	0.26		0.41	0.28	0.24	0.27	0.20
Net realized and unrealized gain (loss) on investments	6.10		1.45	(2.21)	9.85	(2.47)	0.85
Total from investment operations	6.36		1.86	(1.93)	10.09	(2.20)	1.05
Less distributions to shareholders from:
Net investment income	(0.57)		(0.23)	(0.18)	(0.12)	(0.15)	(0.11)
Net realized gains	—		(0.45)	(0.33)	—	(0.14)	(0.01)
Total from distributions	(0.57)		(0.68)	(0.51)	(0.12)	(0.29)	(0.12)
Net asset value, end of period	$33.50		$27.71	$26.53	$28.97	$19.00	$21.49
Total Return (b)	23.11	% (c)	6.94%	(6.90)%	53.28%	(10.42)%	5.23%
Ratios and Supplemental Data:
Net assets, end of period (000 omitted)	$182,631		$216,829	$177,423	$158,664	$24,324	$2,403
Before waiver or recoupment:
Ratio of expenses to average net assets	0.88	% (d)	0.83%	0.83%	0.90%	1.39%	1.72%
After waiver or recoupment:
Ratio of net expenses to average net assets	0.73	% (d)	0.77%	0.80%	0.80%	0.80%	0.80%
Ratio of net investment income to average net assets	1.73	% (d)	1.43%	0.92%	0.88%	1.36%	0.98%
Portfolio turnover(e)(f)	21	% (c)	15%	12%	14%	30%	12%

(a)	Per share net investment income has been calculated using the average shares method.

(b)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Mid-Cap Value Fund, assuming reinvestment of distributions.

(c)	Not annualized.

(d)	Annualized.

(e)	Portfolio turnover is calculated on the basis on the Mid-Cap Value Fund as a whole without distinguishing among the classes of shares.

(f)	Portfolio turnover excludes securities delivered as a result of a redemption in-kind.

See accompanying notes which are an integral part of these financial statements.

FullerThaler Behavioral Mid-Cap Value Fund - Institutional Shares
Financial Highlights

(For a share outstanding during each period)

	For the Six
	Months
	Ended
	March
	31, 2024		For the Years Ended September 30,
	(Unaudited)		2023	2022	2021	2020	2019
Net asset value, beginning of period	$27.66		$26.49	$28.94	$18.98	$21.47	$20.56
Income from investment operations:
Net investment income(a)	0.24		0.39	0.28	0.20	0.21	0.18
Net realized and unrealized gain (loss) on investments	6.09		1.44	(2.24)	9.86	(2.43)	0.85
Total from investment operations	6.33		1.83	(1.96)	10.06	(2.22)	1.03
Less distributions to shareholders from:
Net investment income	(0.52)		(0.21)	(0.16)	(0.10)	(0.13)	(0.11)
Net realized gains	—		(0.45)	(0.33)	—	(0.14)	(0.01)
Total from distributions	(0.52)		(0.66)	(0.49)	(0.10)	(0.27)	(0.12)
Net asset value, end of period	$33.47		$27.66	$26.49	$28.94	$18.98	$21.47
Total Return (b)	23.05	% (c)	6.84%	(7.00)%	53.13%	(10.51)%	5.09%
Ratios and Supplemental Data:
Net assets, end of period (000 omitted)	$252,139		$184,154	$135,239	$25,889	$9,826	$12,511
Before waiver or recoupment:
Ratio of expenses to average net assets	1.02	% (d)	0.97%	0.95%	1.02%	1.49%	1.81%
After waiver or recoupment:
Ratio of net expenses to average net assets	0.83	% (d)	0.86%	0.90%	0.90%	0.90%	0.90%
Ratio of net investment income to average net assets	1.61	% (d)	1.36%	0.94%	0.76%	1.05%	0.90%
Portfolio turnover(e)(f)	21	% (c)	15%	12%	14%	30%	12%

(a)	Per share net investment income has been calculated using the average shares method.

(b)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Mid-Cap Value Fund, assuming reinvestment of distributions.

(c)	Not annualized.

(d)	Annualized.

(e)	Portfolio turnover is calculated on the basis on the Mid-Cap Value Fund as a whole without distinguishing among the classes of shares.

(f)	Portfolio turnover excludes securities delivered as a result of a redemption in-kind.

See accompanying notes which are an integral part of these financial statements.

FullerThaler Behavioral Mid-Cap Value Fund - Investor Shares
Financial Highlights

(For a share outstanding during each period)

	For the Six
	Months
	Ended
	March
	31, 2024		For the Years Ended September 30,
	(Unaudited)		2023	2022	2021	2020	2019
Net asset value, beginning of period	$27.50		$26.36	$28.82	$18.90	$21.39	$20.50
Income from investment operations:
Net investment income(a)	0.19		0.31	0.19	0.13	0.15	0.14
Net realized and unrealized gain (loss) on investments	6.07		1.43	(2.22)	9.82	(2.41)	0.84
Total from investment operations	6.26		1.74	(2.03)	9.95	(2.26)	0.98
Less distributions to shareholders from:
Net investment income	(0.41)		(0.15)	(0.10)	(0.03)	(0.09)	(0.08)
Net realized gains	—		(0.45)	(0.33)	—	(0.14)	(0.01)
Total from distributions	(0.41)		(0.60)	(0.43)	(0.03)	(0.23)	(0.09)
Net asset value, end of period	$33.35		$27.50	$26.36	$28.82	$18.90	$21.39
Total Return (b)	22.87	% (c)	6.53%	(7.23)%	52.70%	(10.72)%	4.84%
Ratios and Supplemental Data:
Net assets, end of period (000 omitted)	$8,826		$8,110	$5,809	$2,509	$1,043	$1,676
Before waiver or recoupment:
Ratio of expenses to average net assets	1.30	% (d)	1.25%	1.23%	1.31%	1.76%	2.10%
After waiver or recoupment:
Ratio of net expenses to average net assets	1.15	% (d)	1.15%	1.15%	1.15%	1.15%	1.15%
Ratio of net investment income to average net assets	1.31	% (d)	1.08%	0.63%	0.50%	0.78%	0.70%
Portfolio turnover(e)(f)	21	% (c)	15%	12%	14%	30%	12%

(a)	Per share net investment income has been calculated using the average shares method.

(b)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Mid-Cap Value Fund, assuming reinvestment of distributions.

(c)	Not annualized.

(d)	Annualized.

(e)	Portfolio turnover is calculated on the basis on the Mid-Cap Value Fund as a whole without distinguishing among the classes of shares.

(f)	Portfolio turnover excludes securities delivered as a result of a redemption in-kind.

See accompanying notes which are an integral part of these financial statements.

FullerThaler Behavioral Mid-Cap Value Fund - A Shares
Financial Highlights

(For a share outstanding during each period)

	For the Six
	Months			For the
	Ended		For the	Period
	March		Year Ended	Ended
	31, 2024		September	September
	(Unaudited)		30, 2023	30, 2022(a)
Net asset value, beginning of period	$27.56		$26.48	$29.98
Income from investment operations:
Net investment income(b)	0.19		0.32	0.14
Net realized and unrealized gain (loss) on investments	6.07		1.42	(3.64)
Total from investment operations	6.26		1.74	(3.50)
Less distributions to shareholders from:
Net investment income	(0.48)		(0.21)	—
Net realized gains	—		(0.45)	—
Total from distributions	(0.48)		(0.66)	—
Net asset value, end of period	$33.34		$27.56	$26.48
Total Return (excludes sales charge)(c)	22.84	% (d)	6.49%	(11.67	)% (d)
Ratios and Supplemental Data:
Net assets, end of period (000 omitted)	$2,451		$1,717	$76
Before waiver or recoupment:
Ratio of expenses to average net assets	1.24	% (e)	1.20%	1.14	% (e)
After waiver or recoupment:
Ratio of net expenses to average net assets	1.20	% (e)	1.20%	1.14	% (e)
Ratio of net investment income to average net assets	1.27	% (e)	1.11%	0.83	% (e)
Portfolio turnover(f)(g)	21	% (d)	15%	12	% (d)

(a)	For the period March 10, 2022 (commencement of operations) to September 30, 2022.

(b)	Per share net investment income has been calculated using the average shares method.

(c)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Mid-Cap Value Fund, assuming reinvestment of distributions.

(d)	Not annualized.

(e)	Annualized.

(f)	Portfolio turnover is calculated on the basis on the Mid-Cap Value Fund as a whole without distinguishing among the classes of shares.

(g)	Portfolio turnover excludes securities delivered as a result of a redemption in-kind.

See accompanying notes which are an integral part of these financial statements.

FullerThaler Behavioral Mid-Cap Value Fund - C Shares
Financial Highlights

(For a share outstanding during each period)

	For the Six
	Months			For the
	Ended		For the	Period
	March		Year Ended	Ended
	31, 2024		September	September
	(Unaudited)		30, 2023	30, 2022(a)
Net asset value, beginning of period	$27.38		$26.40	$29.98
Income from investment operations:
Net investment income(b)	0.12		0.17	0.02
Net realized and unrealized gain (loss) on investments	6.01		1.42	(3.60)
Total from investment operations	6.13		1.59	(3.58)
Less distributions to shareholders from:
Net investment income	(0.36)		(0.16)	—
Net realized gains	—		(0.45)	—
Total from distributions	(0.36)		(0.61)	—
Net asset value, end of period	$33.15		$27.38	$26.40
Total Return (excludes sales charge)(c)	22.51	% (d)	5.94%	(11.94	)% (d)
Ratios and Supplemental Data:
Net assets, end of period (000 omitted)	$965		$321	$48
Before waiver or recoupment:
Ratio of expenses to average net assets	1.86	% (e)	1.83%	1.84	% (e)
After waiver or recoupment:
Ratio of net expenses to average net assets	1.70	% (e)	1.70%	1.70	% (e)
Ratio of net investment income to average net assets	0.77	% (e)	0.60%	0.14	% (e)
Portfolio turnover(f)(g)	21	% (d)	15%	12	% (d)

(a)	For the period March 10, 2022 (commencement of operations) to September 30, 2022.

(b)	Per share net investment income has been calculated using the average shares method.

(c)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Mid-Cap Value Fund, assuming reinvestment of distributions.

(d)	Not annualized.

(e)	Annualized.

(f)	Portfolio turnover is calculated on the basis on the Mid-Cap Value Fund as a whole without distinguishing among the classes of shares.

(g)	Portfolio turnover excludes securities delivered as a result of a redemption in-kind.

See accompanying notes which are an integral part of these financial statements.

FullerThaler Behavioral Unconstrained Equity Fund - R6 Shares
Financial Highlights

(For a share outstanding during each period)

	For the Six
	Months						For the
	Ended						Period
	March						Ended
	31, 2024		For the Years Ended September 30,				September
	(Unaudited)		2023	2022	2021	2020	30, 2019(a)
Net asset value, beginning of period	$35.85		$29.55	$38.06	$27.47	$25.83	$20.00
Income from investment operations:
Net investment income (loss)(b)	0.07		0.11	0.01	(0.03)	0.04	0.07
Net realized and unrealized gain (loss) on investments	11.12		6.19	(8.52)	10.73	1.82	5.76
Total from investment operations	11.19		6.30	(8.51)	10.70	1.86	5.83
Less distributions to shareholders from:
Net investment income	(0.12)		—	—	(0.03)	(0.10)	—
Net realized gains	—		—	—	(0.08)	(0.12)	—
Total from distributions	(0.12)		—	—	(0.11)	(0.22)	—
Net asset value, end of period	$46.92		$35.85	$29.55	$38.06	$27.47	$25.83
Total Return (c)	31.27	% (d)	21.32%	(22.36)%	39.01%	7.22%	29.15	% (d)
Ratios and Supplemental Data:
Net assets, end of period (000 omitted)	$45,390		$33,502	$31,913	$68,584	$43,131	$1,368
Before waiver or recoupment:
Ratio of expenses to average net assets	1.16	% (e)	1.23%	1.19%	1.02%	1.67%	4.33	% (e)
After waiver or recoupment:
Ratio of net expenses to average net assets	0.87	% (e)	0.88%	0.90%	0.90%	0.90%	0.90	% (e)
Ratio of net investment income (loss) to average net assets	0.35	% (e)	0.32%	0.02%	(0.07)%	0.15%	0.41	% (e)
Portfolio turnover(f)(g)	9	% (d)	19%	25%	38%	32%	10	% (d)

(a)	For the period December 26, 2018 (commencement of operations) to September 30, 2019.

(b)	Per share net investment income has been calculated using the average shares method.

(c)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Unconstrained Equity Fund, assuming reinvestment of distributions.

(d)	Not annualized.

(e)	Annualized.

(f)	Portfolio turnover is calculated on the basis on the Unconstrained Equity Fund as a whole without distinguishing among the classes of shares.

(g)	Portfolio turnover excludes securities delivered as a result of a redemption in-kind.

See accompanying notes which are an integral part of these financial statements.

FullerThaler Behavioral Unconstrained Equity Fund - Institutional Shares
Financial Highlights

(For a share outstanding during each period)

	For the Six
	Months						For the
	Ended						Period
	March						Ended
	31, 2024		For the Years Ended September 30,				September
	(Unaudited)		2023	2022	2021	2020	30, 2019(a)
Net asset value, beginning of period	$35.73		$29.47	$38.00	$27.43	$25.81	$20.00
Income from investment operations:
Net investment income (loss)(b)	0.05		0.08	(0.02)	(0.06)	0.01	0.08
Net realized and unrealized gain (loss) on investments	11.12		6.18	(8.51)	10.72	1.81	5.73
Total from investment operations	11.17		6.26	(8.53)	10.66	1.82	5.81
Less distributions to shareholders from:
Net investment income	(0.08)		—	—	(0.01)	(0.08)	—
Net realized gains	—		—	—	(0.08)	(0.12)	—
Total from distributions	(0.08)		—	—	(0.09)	(0.20)	—
Net asset value, end of period	$46.82		$35.73	$29.47	$38.00	$27.43	$25.81
Total Return (c)	31.29	% (d)	21.24%	(22.45)%	38.90%	7.09%	29.05	% (d)
Ratios and Supplemental Data:
Net assets, end of period (000 omitted)	$22,121		$13,592	$10,313	$10,238	$8,004	$3,265
Before waiver or recoupment:
Ratio of expenses to average net assets	1.31	% (e)	1.42%	1.31%	1.12%	1.77%	4.39	% (e)
After waiver or recoupment:
Ratio of net expenses to average net assets	0.97	% (e)	0.98%	0.99%	0.99%	0.99%	0.99	% (e)
Ratio of net investment income (loss) to average net assets	0.25	% (e)	0.23%	(0.04)%	(0.17)%	0.03%	0.42	% (e)
Portfolio turnover(f)(g)	9	% (d)	19%	25%	38%	32%	10	% (d)

(a)	For the period December 26, 2018 (commencement of operations) to September 30, 2019.

(b)	Per share net investment income has been calculated using the average shares method.

(c)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Unconstrained Equity Fund, assuming reinvestment of distributions.

(d)	Not annualized.

(e)	Annualized.

(f)	Portfolio turnover is calculated on the basis on the Unconstrained Equity Fund as a whole without distinguishing among the classes of shares.

(g)	Portfolio turnover excludes securities delivered as a result of a redemption in-kind.

See accompanying notes which are an integral part of these financial statements.

FullerThaler Behavioral Unconstrained Equity Fund - A Shares
Financial Highlights

(For a share outstanding during each period)

	For the Six
	Months				For the
	Ended				Period
	March		For the Years Ended		Ended
	31, 2024		September 30,		September
	(Unaudited)		2023	2022	30, 2021(a)
Net asset value, beginning of period	$35.51		$29.36	$37.99	$37.77
Income from investment operations:
Net investment loss(b)	(0.02)		(0.03)	(0.14)	(0.08)
Net realized and unrealized gain (loss) on investments	11.13		6.18	(8.49)	0.30
Total from investment operations	11.11		6.15	(8.63)	0.22
Net asset value, end of period	$46.62		$35.51	$29.36	$37.99
Total Return (excludes sales charge)(c)	31.29	% (d)	20.95%	(22.72)%	0.58	% (d)
Ratios and Supplemental Data:
Net assets, end of period (000 omitted)	$113		$57	$37	$47
Before waiver or recoupment:
Ratio of expenses to average net assets	1.67	% (e)	1.73%	1.56%	1.31	% (e)
After waiver or recoupment:
Ratio of net expenses to average net assets	1.30	% (e)	1.30%	1.30%	1.30	% (e)
Ratio of net investment loss to average net assets	(0.08	)% (e)	(0.09)%	(0.38)%	(0.61	)% (e)
Portfolio turnover(f)(g)	9	% (d)	19%	25%	38	% (d)

(a)	For the period May 27, 2021 (commencement of operations) to September 30, 2021.

(b)	Per share net investment income has been calculated using the average shares method.

(c)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Unconstrained Equity Fund, assuming reinvestment of distributions.

(d)	Not annualized.

(e)	Annualized.

(f)	Portfolio turnover is calculated on the basis on the Unconstrained Equity Fund as a whole without distinguishing among the classes of shares.

(g)	Portfolio turnover excludes securities delivered as a result of a redemption in-kind.

See accompanying notes which are an integral part of these financial statements.

FullerThaler Behavioral Unconstrained Equity Fund - C Shares
Financial Highlights

(For a share outstanding during each period)

	For the Six
	Months				For the
	Ended				Period
	March		For the Years Ended		Ended
	31, 2024		September 30,		September
	(Unaudited)		2023	2022	30, 2021(a)
Net asset value, beginning of period	$35.10		$29.12	$37.93	$37.77
Income from investment operations:
Net investment loss(b)	(0.11)		(0.20)	(0.28)	(0.14)
Net realized and unrealized gain (loss) on investments	11.12		6.18	(8.53)	0.30
Total from investment operations	11.01		5.98	(8.81)	0.16
Net asset value, end of period	$46.11		$35.10	$29.12	$37.93
Total Return (excludes sales charge)(c)	31.37	% (d)	20.54%	(23.23)%	0.42	% (d)
Ratios and Supplemental Data:
Net assets, end of period (000 omitted)	$40		$29	$24	$25
Before waiver or recoupment:
Ratio of expenses to average net assets	2.19	% (e)	2.32%	2.21%	2.05	% (e)
After waiver or recoupment:
Ratio of net expenses to average net assets	1.80	% (e)	1.80%	1.80%	1.80	% (e)
Ratio of net investment loss to average net assets	(0.56	)% (e)	(0.58)%	(0.80)%	(1.06	)% (e)
Portfolio turnover(f)(g)	9	% (d)	19%	25%	38	% (d)

(a)	For the period May 27, 2021 (commencement of operations) to September 30, 2021.

(b)	Per share net investment income has been calculated using the average shares method.

(c)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Unconstrained Equity Fund, assuming reinvestment of distributions.

(d)	Not annualized.

(e)	Annualized.

(f)	Portfolio turnover is calculated on the basis on the Unconstrained Equity Fund as a whole without distinguishing among the classes of shares.

(g)	Portfolio turnover excludes securities delivered as a result of a redemption in-kind.

See accompanying notes which are an integral part of these financial statements.

FullerThaler Behavioral Small-Mid Core Equity Fund - Institutional Shares
Financial Highlights

(For a share outstanding during each period)

	For the Six
	Months						For the
	Ended						Period
	March						Ended
	31, 2024		For the Years Ended September 30,				September
	(Unaudited)		2023	2022	2021	2020	30, 2019(a)
Net asset value, beginning of period	$31.18		$26.54	$35.99	$23.59	$23.96	$20.00
Income from investment operations:
Net investment income(b)	0.21		0.34	0.32	0.10	0.13	0.13
Net realized and unrealized gain (loss) on investments	6.15		4.58	(7.80)	12.41	0.04 (c)	3.83
Total from investment operations	6.36		4.92	(7.48)	12.51	0.17	3.96
Less distributions to shareholders from:
Net investment income	(0.29)		(0.28)	(0.13)	(0.11)	(0.15)	—
Net realized gains	—		—	(1.84)	—	(0.39)	—
Total from distributions	(0.29)		(0.28)	(1.97)	(0.11)	(0.54)	—
Net asset value, end of period	$37.25		$31.18	$26.54	$35.99	$23.59	$23.96
Total Return (d)	20.49	% (e)	18.61%	(22.13)%	53.10%	0.63%	19.80	% (e)
Ratios and Supplemental Data:
Net assets, end of period (000 omitted)	$65,039		$41,564	$6,757	$5,149	$3,102	$2,494
Before waiver or recoupment:
Ratio of expenses to average net assets	1.23	% (f)	1.35%	2.56%	2.69%	4.09%	6.27	% (f)
After waiver or recoupment:
Ratio of net expenses to average net assets	0.91	% (f)	0.93%	0.95%	0.95%	0.95%	0.95	% (f)
Ratio of net investment income to average net assets	1.23	% (f)	1.09%	0.99%	0.30%	0.59%	0.73	% (f)
Portfolio turnover(g)(h)	19	% (e)	41%	37%	35%	35%	25	% (e)

(a)	For the period December 26, 2018 (commencement of operations) to September 30, 2019.

(b)	Per share net investment income has been calculated using the average shares method.

(c)	The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period due to the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.

(d)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Small-Mid Core Equity Fund, assuming reinvestment of distributions.

(e)	Not annualized.

(f)	Annualized.

(g)	Portfolio turnover is calculated on the basis on the Small-Mid Core Equity Fund as a whole without distinguishing among the classes of shares.

(h)	Portfolio turnover excludes securities delivered as a result of a redemption in-kind.

See accompanying notes which are an integral part of these financial statements.

FullerThaler Behavioral Small-Mid Core Equity Fund - A Shares
Financial Highlights

(For a share outstanding during each period)

	For the Six
	Months			For the
	Ended		For the	Period
	March		Year Ended	Ended
	31, 2024		September	September
	(Unaudited)		30, 2023	30, 2022(a)
Net asset value, beginning of period	$31.05		$26.49	$32.58
Income from investment operations:
Net investment income(b)	0.15		0.26	0.17
Net realized and unrealized gain (loss) on investments	6.12		4.55	(6.26)
Total from investment operations	6.27		4.81	(6.09)
Less distributions to shareholders from:
Net investment income	(0.23)		(0.25)	—
Total from distributions	(0.23)		(0.25)	—
Net asset value, end of period	$37.09		$31.05	$26.49
Total Return (excludes sales charge)(c)	20.26	% (d)	18.20%	(18.69	)% (d)
Ratios and Supplemental Data:
Net assets, end of period (000 omitted)	$1,298		$567	$3
Before waiver or recoupment:
Ratio of expenses to average net assets	1.56	% (e)	1.62%	2.72	% (e)
After waiver or recoupment:
Ratio of net expenses to average net assets	1.26	% (e)	1.26%	1.26	% (e)
Ratio of net investment income to average net assets	0.91	% (e)	0.82%	1.00	% (e)
Portfolio turnover(f)(g)	19	% (d)	41%	37	% (d)

(a)	For the period March 10, 2022 (commencement of operations) to September 30, 2022.

(b)	Per share net investment income has been calculated using the average shares method.

(c)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Small-Mid Core Equity Fund, assuming reinvestment of distributions.

(d)	Not annualized.

(e)	Annualized.

(f)	Portfolio turnover is calculated on the basis on the Small-Mid Core Equity Fund as a whole without distinguishing among the classes of shares.

(g)	Portfolio turnover excludes securities delivered as a result of a redemption in-kind.

See accompanying notes which are an integral part of these financial statements.

FullerThaler Behavioral Micro-Cap Equity Fund - Institutional Shares
Financial Highlights

(For a share outstanding during each period)

	For the Six
	Months						For the
	Ended						Period
	March						Ended
	31, 2024		For the Years Ended September 30,				September
	(Unaudited)		2023	2022	2021	2020	30, 2019(a)
Net asset value, beginning of period	$23.92		$21.67	$34.45	$17.79	$21.70	$20.00
Income from investment operations:
Net investment income (loss)(b)	0.09		0.11	(0.17)	(0.02)	0.16	(0.20)
Net realized and unrealized gain (loss) on investments	1.77		2.14	(9.86)	16.78	(2.95)	1.90
Total from investment operations	1.86		2.25	(10.03)	16.76	(2.79)	1.70
Less distributions to shareholders from:
Net investment income	—		—	—	(0.10)	—	—
Net realized gains	—		—	(2.75)	—	(1.12)	—
Total from distributions	—		—	(2.75)	(0.10)	(1.12)	—
Net asset value, end of period	$25.78		$23.92	$21.67	$34.45	$17.79	$21.70
Total Return (c)	7.78	% (d)	10.38%	(31.87)%	94.37%	(13.88)%	8.50	% (d)
Ratios and Supplemental Data:
Net assets, end of period (000 omitted)	$20,370		$18,044	$13,674	$13,695	$5,770	$2,819
Before waiver or recoupment:
Ratio of expenses to average net assets	2.12	% (e)	2.13%	2.19%	2.30%	4.33%	5.28	% (e)
After waiver or recoupment:
Ratio of net expenses to average net assets	1.36	% (e)	1.41%	1.45%	1.52%	1.75%	1.75	% (e)
Ratio of net investment income (loss) to average net assets	0.74	% (e)	0.45%	(0.58)%	(0.05)%	0.90%	(1.16	)% (e)
Portfolio turnover(f)	43	% (d)	78%	74%	78%	82%	42	% (d)

(a)	For the period December 28, 2018 (commencement of operations) to September 30, 2019.

(b)	Per share net investment income has been calculated using the average shares method.

(c)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Micro-Cap Equity Fund, assuming reinvestment of distributions.

(d)	Not annualized.

(e)	Annualized.

(f)	Portfolio turnover excludes securities delivered as a result of a redemption in-kind.

See accompanying notes which are an integral part of these financial statements.

FullerThaler Behavioral Mid-Cap Equity Fund - Institutional Shares
Financial Highlights

(For a share outstanding during each period)

	For the
	Period
	Ended
	March
	31, 2024(a)
	(Unaudited)
Net asset value, beginning of period	$20.00
Income from investment operations:
Net investment income(b)	0.09
Net realized and unrealized gain on investments	4.78
Total from investment operations	4.87
Less distributions to shareholders from:
Net investment income	(0.04)
Total from distributions	(0.04)
Net asset value, end of period	$24.83
Total Return (c)	24.37	% (d)
Ratios and Supplemental Data:
Net assets, end of period (000 omitted)	$13,241
Before waiver or recoupment:
Ratio of expenses to average net assets	2.19	% (e)
After waiver or recoupment:
Ratio of net expenses to average net assets	0.84	% (e)
Ratio of net investment income to average net assets	0.86	% (e)
Portfolio turnover(f)	9	% (d)

(a)	For the period October 2, 2023 (commencement of operations) to March 31, 2024.

(b)	Per share net investment income has been calculated using the average shares method.

(c)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Mid-Cap Equity Fund, assuming reinvestment of distributions.

(d)	Not annualized.

(e)	Annualized.

(f)	Portfolio turnover excludes securities delivered as a result of a redemption in-kind.

See accompanying notes which are an integral part of these financial statements.

FullerThaler Funds
Notes to the Financial Statements
March 31, 2024 - (Unaudited)

NOTE 1. ORGANIZATION

The FullerThaler Behavioral Small-Cap Equity Fund (the “Small-Cap Equity Fund”), the FullerThaler Behavioral Small-Cap Growth Fund (the “Small-Cap Growth Fund”), the FullerThaler Behavioral Mid-Cap Value Fund (the “Mid-Cap Value Fund”), the FullerThaler Behavioral Unconstrained Equity Fund (the “Unconstrained Equity Fund”), the FullerThaler Behavioral Small-Mid Core Equity Fund (the “Small-Mid Core Equity Fund”), the FullerThaler Behavioral Micro-Cap Equity Fund (the “Micro-Cap Equity Fund”) and the FullerThaler Behavioral Mid-Cap Equity Fund (the “Mid-Cap Equity Fund”), (each a “Fund” and, collectively the “Funds”) were each registered under the Investment Company Act of 1940, as amended (“1940 Act”), as a diversified (Unconstrained Equity Fund is non-diversified) series of Capitol Series Trust (the “Trust”). The Trust is an open-end investment company established under the laws of Ohio by an Agreement and Declaration of Trust dated September 18, 2013 as amended and restated November 18, 2021 (the “Trust Agreement”). The Trust Agreement permits the Board of Trustees of the Trust (“the Board”) to issue an unlimited number of shares of beneficial interest of separate series without par value. The Funds’ investment adviser is Fuller & Thaler Asset Management, Inc. (the “Adviser” or “FullerThaler”). The investment objective of each Fund is to seek long-term capital appreciation.

The Small-Cap Equity Fund, Small-Cap Growth Fund and Mid-Cap Value Fund each currently offer five share classes: R6 Shares, Institutional Shares, Investor Shares, A Shares and C Shares. The Unconstrained Equity Fund currently offers four share classes: R6 Shares, Institutional Shares, A Shares and C Shares. The Unconstrained Equity Fund’s Investor Shares have been approved by the Board, but are not yet available for purchase. The Small-Mid Core Equity Fund currently offers two share classes: Institutional Shares and A Shares. The Micro-Cap Equity Fund and Mid-Cap Equity Fund currently offers one share class: Institutional Shares. A Shares have a maximum sales charge on purchases of up to 5.75% and a Contingent Deferred Sales Charge (“CDSC”) on redemptions made within 12 months from the date of purchase and a CDSC of 0.50% on redemptions made more than 12 months but less than 18 months from the date of purchase. C Shares impose a 1.00% CDSC on redemptions made within 12 months from the date of purchase. A Shares and C Shares may be purchased without a sales charge under certain circumstances. Each share represents an equal proportionate interest in the assets and liabilities belonging to each Fund and is entitled to such dividends and distributions out of income belonging to each Fund as are declared by the Board.

The Small-Cap Equity Fund is the accounting successor to a series of Allianz Funds Multi-Strategy Trust, which commenced operations on September 8, 2011, and for which the Adviser served as the sole sub-adviser (the “Predecessor Fund”). In a transaction that was

FullerThaler Funds
Notes to the Financial Statements (continued)
March 31, 2024 - (Unaudited)

consummated on October 23, 2015 (the “Reorganization”), the Small-Cap Equity Fund acquired the assets and liabilities of: the A, C, and D Classes of the Predecessor Fund, which became the Investor Shares of the Small-Cap Equity Fund; the Class P Shares of the Predecessor Fund, which became the Institutional Shares of the Small-Cap Equity Fund; and the Institutional Shares of the Predecessor Fund, which became the R6 Shares of the Small-Cap Equity Fund.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

The Funds are investment companies and follow accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies,” including Accounting Standards Update 2013-08. The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).

Regulatory update – Tailored Shareholder Reports for Mutual Funds and Exchange-Traded Funds (“ETFs”) – Effective January 24, 2023, the Securities and Exchange Commission adopted rule and form amendments to require mutual funds and ETFs to transmit concise and visually engaging streamlined annual and semiannual reports to shareholders that highlight key information. Other information, including financial statements, will no longer appear in a streamlined shareholder report but must be available online, delivered free of charge upon request, and filed on a semiannual basis on Form N-CSR. The rule and form amendments have a compliance date of July 24, 2024. At this time, management is evaluating the impact of these amendments on the shareholder reports for the Funds.

Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Foreign Currency Translation – The accounting records of the Funds are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange each business day to determine the value of investments, and other assets and liabilities. Purchases and sales of foreign securities, and income and expenses, are translated at the prevailing rate of exchange on the respective date of these transactions. The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuation arising from changes in market

FullerThaler Funds
Notes to the Financial Statements (continued)
March 31, 2024 - (Unaudited)

prices of securities held. These fluctuations are included with the unrealized gain or loss from investments.

In-Kind Redemptions – The Funds intend to redeem shares in cash. However, if the amount an investor is redeeming is over the lesser of $250,000 or 1% of a Fund’s NAV, the Funds have the right to redeem such shares by giving the investor the amount that exceeds the lesser of $250,000 or 1% of a Fund’s NAV in securities instead of cash, which is referred to as a “redemption in-kind.” In the event that a redemption in kind is made, a shareholder may incur additional expenses, such as the payment of brokerage commissions, on the sale or other disposition of the securities received from the Funds.

During the six months ended March 31, 2024, the following Funds had shares redeemed that included in-kind redemption transactions:

	Redemptions In-Kind
		Value of
Fund / Class	Shares	Securities	Cash	Total Amount	Realized Gains
Small-Cap Equity Fund - R6 Shares	1,522,206	$62,097,021	$2,475,286	$64,572,307	$45,309,758
Small-Cap Growth Fund - R6 Shares	866,958	28,829,592	999,838	29,829,430	15,231,947
Mid-Cap Value Fund - R6Shares	11,230,473	98,488,129	1,569,259	100,017,389	20,854,746
Unconstrained Equity Fund - R6 Shares	183,916	7,231,946	149,670	7,381,646	2,712,316
Small-Mid Core Equity Fund - Institutional Shares	288,590	8,982,174	247,284	9,229,458	1,362,622
Micro-Cap Equity Fund - Institutional Shares	47,809	1,122,341	22,556	1,144,897	554,436
Mid-Cap Equity Fund - Institutional Shares	28,169	651,812	12,196	664,009	194,955

The Funds recognize a gain on in-kind redemptions to the extent that the value of the distributed securities on the date of redemption exceeds the cost of those securities and recognizes a loss to the extent that the cost of those securities exceeds the value of the distributed securities on the date of redemption. Such net gains are not taxable to the Funds and are not required to be distributed to shareholders. The Funds have reclassified these amounts against paid-in capital on the Statements of Assets and Liabilities. Such reclassification, the result of permanent differences between the financial statement and income tax reporting requirements, has no effect on the Funds’ net assets or NAV per share.

Federal Income Taxes – The Funds make no provision for federal income or excise tax. Each Fund has qualified and intends to qualify each year as a regulated investment

FullerThaler Funds
Notes to the Financial Statements (continued)
March 31, 2024 - (Unaudited)

company (“RIC”) under subchapter M of the Internal Revenue Code of 1986, as amended, by complying with the requirements applicable to RICs and by distributing substantially all of its taxable income. Each Fund also intends to distribute sufficient net investment income and net capital gains, if any, so that it will not be subject to excise tax on undistributed income and gains. If the required amount of net investment income or gains is not distributed, the Funds could incur a tax expense.

The Funds may be subject to taxes imposed by countries in which they invest. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued and applied to net investment income, net realized gains and unrealized appreciation as such income and/or gains are earned.

The Funds recognize tax benefits or expenses of uncertain tax positions only when the position is “more likely than not” to be sustained assuming examination by tax authorities. Management of the Funds has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the previous three tax year ends and the interim tax period since then, as applicable) and has concluded that no provision for unrecognized tax benefits or expenses is required in these financial statements and does not expect this to change over the next twelve months. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations. During the period, the Funds did not incur any interest or penalties.

Expenses – Expenses incurred by the Trust that do not relate to a specific fund of the Trust are allocated to the individual funds based on each fund’s relative net assets or another appropriate basis (as determined by the Board). Expenses specifically attributable to any class are borne by that class. Income, realized gains and losses, unrealized appreciation and depreciation, and fund-wide expenses not allocated to a particular class shall be allocated to each class based on the net assets of that class in relation to the net assets of the entire fund.

Security Transactions and Related Income – Throughout the reporting period, security transactions are accounted for no later than one business day following the trade date. For financial reporting purposes, security transactions are accounted for on trade date on the last business day of the reporting period. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Dividend income from real estate investment trusts (REITs) and distributions from limited partnerships are recognized on the ex-date and are included in dividend income. The calendar year-end classification of distributions received from REITs, which may include return of capital, during the fiscal year are reported subsequent to year end; accordingly, the Fund estimates the character of REIT distributions based on the most recent information

FullerThaler Funds
Notes to the Financial Statements (continued)
March 31, 2024 - (Unaudited)

available. Income or loss from limited partnerships is reclassified among the components of net assets upon receipt of K-1’s. Withholding taxes on foreign dividends, if any, have been recorded for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

Securities Lending - The Trust has entered into a Securities Lending Agreement (“SLA”) with Mitsubishi UFJ Trust and Banking Corp. (“Mitsubishi”). Under the terms of the SLA, each Fund may make secured loans of its portfolio securities in an amount not exceeding 33 1/3% of the value of the Fund’s total assets (as permitted by the 1940 Act) to certain broker-dealers and banks in exchange for collateral in the amount of at least 102% of the value of U.S. securities loaned or at least 105% of the value of non-U.S. securities loaned, marked to market daily. The collateral can be received in the form of cash collateral and/or non-cash collateral. Non-cash collateral can include U.S. Government Securities and letters of credit. The cash collateral is invested in the Invesco Government & Agency Portfolio, as noted in each lending Fund’s respective Schedule of Investments. Cash collateral may also be placed in a deposit account managed by TriState Capital subject to the IntraFi Network Deposit Placement Agreement. The IntraFi Network provides FDIC insurance for deposits above $250,000 by spreading deposits across the company’s network of banks. The market value of the loaned securities is determined daily at the close of business of the Funds and any additional required collateral is delivered to each Fund on the next business day. The Funds continue to benefit from interest or dividends on the securities loaned and may also earn a return from the collateral. The Funds pay various fees in connection with the investment of cash collateral. The Funds pay Mitsubishi fees based on the investment income received from securities lending activities. Although risk is mitigated by the collateral, the Funds could experience a delay in recovering its securities and possible loss of income or value if the borrower fails to return them. A Fund does not have the right to vote securities on loan, but could terminate the loan and regain the right to vote if that were considered important with respect to the investment.

FullerThaler Funds
Notes to the Financial Statements (continued)
March 31, 2024 - (Unaudited)

At March 31, 2024, the value of securities loaned and cash collateral received are as follows:

	Value of
	Securities	Cash Collateral
	Loaned	Received
Small-Cap Equity Fund	$176,004,848	$177,814,225
Small-Cap Growth Fund	100,570,647	104,278,979
Mid-Cap Value Fund	37,787,302	38,167,715
Unconstrained Equity Fund	—	—
Small-Mid Core Equity Fund	—	—
Micro-Cap Equity Fund	819,084	827,964
Mid-Cap Equity Fund	—	—
Total	$315,181,881	$321,088,883

Disclosures about Offsetting Assets and Liabilities - The Funds are required to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position. As there are no master netting arrangements relating to the Funds’ participation in securities lending, and all amounts related to securities lending are presented gross on the Funds’ Statements of Assets and Liabilities, no additional disclosures have been made on behalf of the Funds. Please refer to the Securities Lending Note for additional disclosures related to securities lending, including collateral related to securities on loan.

Dividends and Distributions – Each Fund intends to distribute its net investment income and net realized long-term and short-term capital gains, if any, at least annually. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. The treatment for financial reporting purposes of distributions made to shareholders during the period from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, they are reclassified among the components of the net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations or net asset Value (“NAV”) per share of the Funds.

NOTE 3. SECURITIES VALUATION AND FAIR VALUE MEASUREMENTS

Each Fund values its portfolio securities at fair value as of the close of regular trading on the New York Stock Exchange (the “NYSE”) (normally 4:00 p.m. Eastern time) on each business day the NYSE is open for business. Fair value is defined as the price that a Fund would receive upon selling an investment in a timely transaction to an independent

FullerThaler Funds
Notes to the Financial Statements (continued)
March 31, 2024 - (Unaudited)

buyer in the principal or most advantageous market of the investment. GAAP establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk (the risk inherent in a particular valuation technique used to measure fair value including a pricing model and/or the risk inherent in the inputs to the valuation technique). Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained and available from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of each Fund’s investments. These inputs are summarized in the three broad levels listed below.

●	Level 1 – unadjusted quoted prices in active markets for identical investments and/or registered investment companies where the value per share is determined and published and is the basis for current transactions for identical assets or liabilities at the valuation date

●	Level 2 – other significant observable inputs (including, but not limited to, quoted prices for an identical security in an inactive market, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

●	Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining fair value of investments based on the best information available)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy which is reported is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

In computing the NAV of the Funds, fair value is based on market valuations with respect to portfolio securities for which market quotations are readily available. Pursuant to Board approved policies, the Funds rely on independent third-party pricing services to provide the current market value of securities. Those pricing services value equity securities, including exchange-traded funds, exchange-traded notes, closed-end funds and preferred stocks, traded on a securities exchange at the last reported sales price on the principal exchange.

FullerThaler Funds
Notes to the Financial Statements (continued)
March 31, 2024 - (Unaudited)

Equity securities quoted by NASDAQ are valued at the NASDAQ Official Closing Price. If there is no reported sale on the principal exchange, equity securities are valued at the mean between the most recent quoted bid and asked price. When using market quotations or close prices provided by the pricing service and when the market is considered active, the security will be classified as a Level 1 security. Investments in open-end mutual funds, including money market mutual funds, are generally priced at the ending NAV provided by the pricing service of the funds and are generally categorized as Level 1 securities.

In the event that market quotations are not readily available or are considered unreliable due to market or other events, securities are valued in good faith by the Adviser as “valuation designee” under the oversight of the Board. The Adviser has adopted written policies and procedures for valuing securities and other assets in circumstances where market quotes are not readily available. In the event that market quotes are not readily available, and the security or asset cannot be valued pursuant to one of the valuation methods, the value of the security or asset will be determined in good faith by the Adviser pursuant to its policies and procedures. On a quarterly basis, the Adviser’s fair valuation determinations will be reviewed by the Board. Under these policies, the securities will be classified as Level 2 or 3 within the fair value hierarchy, depending on the inputs used.

FullerThaler Funds
Notes to the Financial Statements (continued)
March 31, 2024 - (Unaudited)

The following is a summary of the inputs used to value the Funds’ investments as of March 31, 2024:

	Valuation Inputs
Small-Cap Equity Fund	Level 1	Level 2	Level 3	Total
Common Stocks(a)	$9,020,340,304	$—	$—	$9,020,340,304
Money Market Funds	153,790,969	—	—	153,790,969
Collateral for Securities
Loaned(a)	$10,579,946	$—	$—	$10,579,946
Total	$9,184,711,219	$—	$—	$9,184,711,219

Small-Cap Growth Fund
Common Stocks(a)	$1,043,175,529	$—	$—	$1,043,175,529
Collateral for Securities
Loaned(a)	6,204,599	—	—	6,204,599
Total	$1,049,380,128	$—	$—	$1,049,380,128

Mid-Cap Value Fund
Common Stocks(a)	$414,136,189	$—	$—	$414,136,189
Collateral for Securities
Loaned(a)	2,270,979	—	—	2,270,979
Total	$416,407,168	$—	$—	$416,407,168

Unconstrained Equity Fund
Common Stocks(a)	$65,964,557	$—	$—	$65,964,557

Small-Mid Core Equity Fund
Common Stocks(a)	$65,300,786	$—	$—	$65,300,786

Micro-Cap Equity Fund
Common Stocks(a)	$20,262,858	$—	$—	$20,262,858
Collateral for Securities
Loaned(a)	49,264	—	—	49,264
Total	$20,312,122	$—	$—	$20,312,122

Mid-Cap Equity Fund
Common Stocks(a)	$13,147,711	$—	$—	$13,147,711

(a)	Refer to Schedule of Investments for industry classifications.

The Funds did not hold any investments during or at the end of the reporting period in which significant unobservable inputs (Level 3) were used in determining fair value; therefore, no reconciliation of Level 3 securities is included for this reporting period.

FullerThaler Funds
Notes to the Financial Statements (continued)
March 31, 2024 - (Unaudited)

NOTE 4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES AND OTHER SERVICE PROVIDERS

Under the terms of the investment advisory agreement (the “Agreement”), the Adviser manages each Fund’s investments subject to approval of the Board. As compensation for its management services, the Funds are obligated to pay the Adviser a fee computed and accrued daily and paid monthly as follows:

	Small-Cap	Small-Cap	Mid-Cap		Small-Mid	Micro-Cap	Mid-Cap
	Equity	Growth	Value	Unconstrained	Core Equity	Equity	Equity
	Fund	Fund	Fund	Equity Fund	Fund	Fund	Fund
Investment Adviser fee rate	0.60%	0.85%	0.74%(a)	0.85%	0.74%(b)	1.45%	0.75%
Investment Adviser fee earned	$23,502,801	$2,416,256	$1,450,207	$242,911	$206,549	$135,554	$35,228
Fees waived and/or expenses reimbursed by Adviser	$–	$(262,388)	$(326,895)	$(88,105)	$(83,135)	$(70,925)	$(63,555)
Payable to /(Receivable from) Adviser	$4,440,858	$682,493	$217,497	$31,934	$27,311	$9,997	$(5,394)

(a)	FullerThaler has agreed to contractually waive its management fee of 0.75% for all share classes of the Mid-Cap Value Fund so that the management fee for all share classes of the Fund is 0.74% to be effective concurrently for the contractual period covered by the Expense LimitationAgreement of the Fund dated January 29, 2024, as amended March 27, 2024, and expiring on January 31, 2025.

(b)	FullerThaler has agreed to contractually waive its management fee of 0.80% for all share classes of the Small-Mid Core Equity Fund so that the management fee for all share classes of the Fund is 0.74% to be effective concurrently for the contractual period covered by the Expense Limitation Agreement of the Fund dated January 29, 2024, as amended March 27, 2024, and expiring on January 31, 2025.

FullerThaler Funds
Notes to the Financial Statements (continued)
March 31, 2024 - (Unaudited)

The Adviser has contractually agreed to waive its management fee and/or reimburse expenses so that total annual operating expenses (excluding (i) interest (other than custodial overdraft fees and expenses associated with the Fund’s participation in an alternative liquidity program), (ii) taxes, (iii) brokerage fees and commissions, (iv) other extraordinary expenses not incurred in the ordinary course of the Fund’s business, (v) dividend expense on short sales and (vi) indirect expenses such as acquired fund fees and expenses incurred by the Fund in any fiscal year) do not exceed the following percentages of each Fund’s average daily net assets through January 31, 2025 (“Expense Limitation”):

		Institutional	Investor
	R6 Shares	Shares	Shares	A Shares	C Shares
Small-Cap Equity Fund	0.80%	0.92%	1.25%	1.30%	1.80%
Small-Cap Growth Fund	0.86%	0.96%	1.25%	1.30%	1.80%
Mid-Cap Value Fund	0.69%	0.79%	1.15%	1.20%	1.70%
Unconstrained Equity Fund	0.87%	0.97%		1.30%	1.80%
Small-Mid Core Equity Fund		0.87%		1.26%
Micro-Cap Equity Fund		1.29%
Mid-Cap Equity		0.79%

Prior to January 29, 2024, the Adviser contractually agreed to waive its management fee and/or reimburse expenses so that total annual operating expenses (excluding (i) interest (other than custodial overdraft fees and expenses associated with the Fund’s participation in an alternative liquidity program), (ii) taxes, (iii) brokerage fees and commissions, (iv) other extraordinary expenses not incurred in the ordinary course of the Fund’s business, (v) dividend expense on short sales and (vi) indirect expenses such as acquired fund fees and expenses incurred by the Fund in any fiscal year) did not exceed 0.75% and 0.85% for the R6 Shares and Institutional Shares of the Mid-Cap Value Fund; 0.93% for the Institutional Shares of the Small-Mid Core Equity Fund; and 1.40% for the Institutional Shares of the Micro-Cap Equity Fund.

During any fiscal year that the Agreement between the Adviser and the Trust is in effect, the Adviser may recoup the sum of all fees previously waived or expenses reimbursed, less any reimbursement previously paid, provided that the Adviser is only permitted to recoup fees or expenses within 36 months from the date the fee waiver or expense reimbursement took effect and provided further that such recoupment can be achieved within the Expense Limitation currently in effect and the Expense Limitation in place when the waiver/ reimbursement occurred. This expense cap agreement may be terminated by the Board at any time.

FullerThaler Funds
Notes to the Financial Statements (continued)
March 31, 2024 - (Unaudited)

As of March 31, 2024, the Adviser may seek repayment of investment advisory fee waivers and expense reimbursements as follows:

	Small-Cap Equity	Small-Cap	Mid-Cap Value	Unconstrained
Recoverable Through	Fund	Growth Fund	Fund	Equity Fund
September 30, 2024	$—	$59,130	$49,094	$50,274
September 30, 2025	—	217,496	110,343	178,975
September 30, 2026	—	299,044	353,753	160,352
March 31, 2027	—	262,388	326,895	88,105
	$—	$838,058	$840,085	$477,706

		Small-Mid Core	Micro-Cap	Mid-Cap Equity
Recoverable Through		Equity Fund	Equity Fund	Fund
September 30, 2024		$38,094	$53,729	$—
September 30, 2025		96,132	110,062	—
September 30, 2026		118,926	124,720	—
March 31, 2027		83,135	70,925	63,555
		$336,287	$359,436	$63,555

The Trust retains Ultimus Fund Solutions, LLC (the “Administrator”) to provide the Funds with administration, fund accounting and transfer agent services, including all regulatory reporting. Northern Lights Compliance Services, LLC (“NLCS”), an affiliate of the Administrator, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust.

The Board supervises the business activities of the Trust. Each Trustee serves as a Trustee for the lifetime of the Trust or until the earlier of his or her required retirement as a Trustee at age 78 (which may be extended for up to two years in an emeritus capacity at the pleasure and request of the Board), or until he/she dies, resigns, or is removed, whichever is sooner. “Independent Trustees”, meaning those Trustees who are not “interested persons” of the Trust, as defined in the 1940 Act, as amended, each receive an annual retainer of $2,000 per Fund and $500 per Fund for each quarterly Board meeting. The Trust also reimburses Trustees for out-of-pocket expense incurred in conjunction with attendance at Board meetings.

The officers of the Trust are employees of the Administrator. Ultimus Fund Distributors, LLC (the “Distributor”) acts as the principal distributor of each Fund’s shares. The Distributor is a wholly-owned subsidiary of the Administrator. The Distributor is compensated by the Adviser (not the Funds) for acting as principal underwriter.

The Funds have adopted a Distribution Plan (the “12b-1 Plan”) pursuant to Rule 12b-1 of the 1940 Act. The 12b-1 Plan provides that the Funds will pay the Distributor and/or any registered securities dealer, financial institution or any other person (the “Recipient”) a fee of 0.25% of the average daily net assets of each Fund’s Investor Shares and A Shares and

FullerThaler Funds
Notes to the Financial Statements (continued)
March 31, 2024 - (Unaudited)

1.00% of the average daily net assets of each Fund’s C Shares in connection with the promotion and distribution of each Fund’s Investor Shares, A Shares and C Shares or the provision of personal services to shareholders, including, but not necessarily limited to, advertising, compensation to underwriters, dealers and selling personnel, the printing and mailing of prospectuses to other than current shareholders, the printing and mailing of sales literature and servicing shareholder accounts (“12b-1 Expenses”). Under the 12b-1 Plan, the 1.00% C Share 12b-1 fee includes a 0.25% service fee. Over time, 12b-1 fees will increase the cost of your investment in a Fund’s Investor, A, and C Shares and may cost you more than paying other types of sales charges because these fees are paid out of the Fund’s Investor, A, and C Shares on an on-going basis. For the six months ended March 31, 2024, 12b-1 expenses incurred by the Funds were as follows:

					Small-Mid
	Small-Cap	Small-Cap	Mid-Cap	Unconstrained	Core Equity
Distribution Fees	Equity Fund	Growth Fund	Value Fund	Equity Fund	Fund
Investor Shares	$544,627	$25,777	$10,844	$—	$—
A Shares	16,159	3,388	2,513	87	1,111
C Shares	69,594	33,787	2,821	164	—
Payable for 12b-1 fees	88,058	23,665	2,499	61	115

During the six months ended March 31, 2024, the Distributor retained the following amounts in sales commissions from the sales of A Shares of the Funds:

Small-Cap Equity Fund	$1,354
Small-Cap Growth Fund	6,473
Mid-Cap Value Fund	1,238
Unconstrained Equity Fund	14
Small-Mid Core Equity Fund	424

During the six months ended March 31, 2024, the Distributor received the following amounts in contingent deferred sales charges related to redemptions of C Shares of the Funds:

Small-Cap Equity Fund	$9,217
Small-Cap Growth Fund	66,996
Mid-Cap Value Fund	5,225
Unconstrained Equity Fund	12

The Funds have adopted an Administrative Services Plan (the “Plan”) for Institutional Shares, Investor Shares, and A Shares of the Funds. The Plan allows the Funds to pay financial intermediaries that provide services relating to Institutional Shares, Investor Shares, and A Shares. The Plan permits payments for the provision of certain administrative, recordkeeping and other non-distribution related services to Institutional Share, Investor Share and A Share shareholders. The Plan permits the Funds to make service fee payments at an annual rate of up to 0.25% of each Fund’s average daily net assets attributable to

FullerThaler Funds
Notes to the Financial Statements (continued)
March 31, 2024 - (Unaudited)

its A Shares and up to 0.20% of each Fund’s average daily net assets attributable to its Institutional Shares or Investor Shares. Effective March 7, 2023, Institutional Shares, Investor Shares and A Shares include an allocation of up to 0.03% of service fees payable to the Adviser for certain non-distribution related shareholder services that it provides pursuant to the Plan. Because these fees are paid respectively out of the assets of each Fund’s Institutional Shares, Investor Shares and A Shares on an ongoing basis, over time they will increase the cost of an investment in Institutional Shares, Investor Shares and A Shares.

NOTE 5. PURCHASES AND SALES OF SECURITIES

For the six months ended March 31, 2024, purchases and sales of investment securities, other than short-term investments and in-kind transactions, were as follows:

	Purchases	Sales
Small-Cap Equity Fund	$2,519,983,115	$1,703,851,805
Small-Cap Growth Fund	826,316,168	245,845,258
Mid-Cap Value Fund	106,214,718	78,526,624
Unconstrained Equity Fund	15,464,428	4,994,898
Small-Mid Core Equity Fund	34,271,479	9,402,193
Micro-Cap Equity Fund	10,179,724	8,022,120
Mid-Cap Equity Fund	12,363,836	802,092

There were no purchases or sales of long-term U.S. government obligations during the six months ended March 31, 2024.

For the six months ended March 31, 2024, in-kind purchases and sales transactions were as follows:

	In-Kind Purchases	In-Kind Sales
Small-Cap Equity Fund	$—	$62,097,021
Small-Cap Growth Fund	—	28,829,592
Mid-Cap Value Fund	—	98,488,129
Unconstrained Equity Fund	—	7,231,946
Small-Mid Core Equity Fund	—	8,982,174
Micro-Cap Equity Fund	—	1,122,341
Mid-Cap Equity Fund	—	651,812

FullerThaler Funds
Notes to the Financial Statements (continued)
March 31, 2024 - (Unaudited)

NOTE 6. FEDERAL TAX INFORMATION

At March 31, 2024, the net unrealized appreciation (depreciation) and tax cost of investments for tax purposes were as follows:

	Small-Cap	Small-Cap	Mid-Cap Value	Unconstrained
	Equity Fund	Growth Fund	Fund	Equity Fund
Gross unrealized appreciation	$2,799,554,254	$207,530,356	$54,360,866	$14,627,411
Gross unrealized depreciation	(21,076,213)	(13,839,555)	(11,778,463)	(481,528)
Net unrealized appreciation/(depreciation) on investments	$2,778,478,041	$193,690,801	$42,582,403	$14,145,883
Tax cost of investments	$6,406,233,178	$855,689,327	$373,824,765	$51,818,674

		Small-Mid
		Core Equity	Micro-Cap	Mid-Cap
		Fund	Equity Fund	Equity Fund
Gross unrealized appreciation		$8,344,001	$4,557,865	$2,110,665
Gross unrealized depreciation		(397,160)	(1,080,311)	(32,807)
Net unrealized appreciation/(depreciation) on investments		$7,946,841	$3,477,554	$2,077,858
Tax cost of investments		$57,353,945	$16,834,568	$11,069,853

The tax character of distributions paid for the fiscal year ended September 30, 2023, the Funds’ most recent fiscal year end, were as follows:

			Small-Mid
	Small-Cap	Mid-Cap Value	Core Equity
	Equity Fund	Fund	Fund
Distributions paid from:
Ordinary income(a)	$41,223,576	$6,968,397	$71,843
Long-term capital gains	27,691,157	2,131,070	—
Total distributions paid	$68,914,733	$9,099,467	$71,843

(a)	Short-term capital gain distributions are treated as ordinary income for tax purposes.

FullerThaler Funds
Notes to the Financial Statements (continued)
March 31, 2024 - (Unaudited)

At September 30, 2023, the components of accumulated earnings (deficit) on a tax basis were as follows:

	Small-Cap	Small-Cap	Mid-Cap Value	Unconstrained	Small-Mid Core	Micro-Cap
	Equity Fund	Growth Fund	Fund	Equity Fund	Equity Fund	Equity Fund
Undistributed Ordinary Income	$62,420,810	$—	$4,521,223	$126,192	$291,509	$—
Undistributed Long-Term Capital Gains	31,479,570	—	—	—	—	—
Accumulated Capital and Other Losses	—	(30,841,409)	(4,662,790)	(4,133,775)	(156,779)	(4,009,529)
Unrealized Appreciation (Depreciation) on Investments(a)	1,198,155,084	38,442,689	(28,643,460)	(254,329)	(2,760,892)	1,852,010
Total Accumulated Earnings (Deficits)	$1,292,055,464	$7,601,280	$(28,785,027)	$(4,261,912)	$(2,626,162)	$(2,157,519)

(a)	The difference between book basis and tax basis unrealized appreciation (depreciation) is primarily attributable to the tax deferral of wash losses and return of capital adjustments.

As of September 30, 2023 the Small-Cap Growth Fund, Unconstrained Equity Fund, Small-Mid Core Equity Fund and Micro-Cap Equity Fund had short-term and long-term net capital loss carryforwards which are available to offset future net capital gains of $29,707,194, $257,748, $2,399,826, $1,733,949, $156,779, $0, $3,022,984 and $986,545, respectively.

Certain qualified losses incurred after October 31, and within the current taxable year, are deemed to arise on the first business day of the Funds following taxable year. For the tax year ended September 30, 2023, the Mid-Cap Value Fund deferred post October qualified losses in the amount of $4,662,790.

Under current tax law, net investment losses after December 31 and capital losses realized after October 31 of the Funds fiscal year may be deferred and treated as occurring on the first business day of the following fiscal year for tax purposes. For the tax year ended September 30, 2023, the Small-Cap Growth Fund had Qualified Late Year Ordinary Losses in the amount of $876,467.

FullerThaler Funds
Notes to the Financial Statements (continued)
March 31, 2024 - (Unaudited)

NOTE 7. SECTOR RISK

If a Fund has significant investments in the securities of issuers within a particular sector, any development affecting that sector will have a greater impact on the value of the net assets of the Fund than would be the case if the Fund did not have significant investments in that sector. In addition, this may increase the risk of loss in the Fund and increase the volatility of the Fund’s NAV per share. For instance, economic or market factors, regulatory changes or other developments may negatively impact all companies in a particular sector, and therefore the value of the Fund’s portfolio will be adversely affected. As of March 31, 2024, the Small-Cap Equity Fund had 28.62% of the value of its net assets invested in securities within the Industrials sector, the Small-Cap Growth Fund had 37.40% within the Technology sector and the Mid-Cap Value Fund had 25.33% within the Financials sector.

NOTE 8. COMMITMENTS AND CONTINGENCIES

The Trust indemnifies its officers and Trustees for certain liabilities that may arise from their performance of their duties to the Trust or the Funds. Additionally, in the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties which provide general indemnifications. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred.

NOTE 9. REFLOW LIQUIDITY PROGRAM

The Funds may participate in the ReFlow Fund, LLC (“ReFlow”) liquidity program, which is designed to provide an alternative liquidity source for mutual funds experiencing redemptions of their shares. In order to pay cash to shareholders who redeem their shares on a given day, a mutual fund typically must hold cash in its portfolio, liquidate portfolio securities, or borrow money, all of which impose certain costs on a fund. ReFlow provides participating mutual funds with another source of cash by standing ready to purchase shares from a fund equal to the amount of each fund’s net redemptions on a given day. ReFlow will purchase shares of a Fund at net asset value and will not be subject to any investment minimum applicable to such shares. ReFlow is prohibited from acquiring more than 3% of the outstanding voting securities of each Fund. ReFlow will periodically redeem its entire share position in a Fund. For use of the ReFlow service, each Fund will pay a fee to ReFlow at a rate determined by a daily auction with other participating mutual funds.

FullerThaler Funds
Notes to the Financial Statements (continued)
March 31, 2024 - (Unaudited)

During the six months ended March 31, 2024, the following Funds utilized ReFlow:

	ReFlow Purchased Shares	Reflow Amount	ReFlow Service Fees
Small-Cap Equity Fund	2,401,507	$91,696,247	$116,840
Small-Cap Growth Fund	1,153,575	41,434,774	39,761
Mid-Cap Value Fund	2,305,201	64,863,770	89,620
Unconstrained Equity Fund	155,060	6,628,421	10,383
Small-Mid Core Equity Fund	271,663	8,694,366	18,781
Micro-Cap Equity Fund	73,176	1,801,881	1,715
Mid-Cap Equity Fund	663,783	28,434	929

NOTE 10. SUBSEQUENT EVENTS

Management of the Funds has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date at which these financial statements were issued. Based upon this evaluation, management has determined there were no items requiring adjustment of the financial statements or additional disclosure.

Liquidity Risk Management Program (Unaudited)

The Trust has adopted and implemented a written liquidity risk management program (the “Program”) as required by Rule 22e-4 (the “Liquidity Rule”) under the 1940 Act. The Program applies to each individual series of the Trust. The Program is reasonably designed to assess and manage the Fund’s liquidity risk, taking into consideration, among other factors, the Fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions; its short and long-term cash flow projections; and its cash holdings and access to other funding sources. The Board approved the appointment of the Liquidity Administrator Committee, comprising certain Trust officers and employees of the Adviser. The Liquidity Administrator Committee maintains Program oversight and reports to the Board on at least an annual basis regarding the Program’s operational effectiveness through a written report (the “Report”). The Report outlined the operation of the Program and the adequacy and effectiveness of the Program’s implementation and was presented to the Board for consideration at its meeting held on December 7 and 8, 2023. During the review period, the Fund did not experience unusual stress or disruption to its operations related to purchase and redemption activity. Also, during the review period the Fund held adequate levels of cash and highly liquid investments to meet shareholder redemption activities in accordance with applicable requirements. The Report concluded that the Program is reasonably designed to prevent violation of the Liquidity Rule and has been effectively implemented.

Summary of Fund Expenses (Unaudited)

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees, distribution (12b-1) fees and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in each Fund and to compare these costs with the ongoing costs of investing in other funds. Each Fund’s example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from October 1, 2023 through March 31, 2024.

Actual Expenses

The first line of the table for each Fund class provides information about actual account values and actual expenses. You may use the information in these lines, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below for each class provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table for each class is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if transaction costs were included, your costs would have been higher.

		Beginning	Ending
		Account	Account	Expenses
		Value	Value	Paid	Annualized
		October 1,	March 31,	During	Expense
		2023	2024	Period(a)	Ratio
Small-Cap Equity Fund
R6 Shares	Actual	$1,000.00	$1,279.50	$3.61	0.63%
	Hypothetical(b)	$1,000.00	$1,021.84	$3.20	0.63%
Institutional Shares	Actual	$1,000.00	$1,279.00	$4.32	0.76%
	Hypothetical(b)	$1,000.00	$1,021.21	$3.83	0.76%
Investor Shares	Actual	$1,000.00	$1,277.10	$6.03	1.06%
	Hypothetical(b)	$1,000.00	$1,019.71	$5.34	1.06%
A Shares	Actual	$1,000.00	$1,276.90	$6.00	1.05%
	Hypothetical(b)	$1,000.00	$1,019.73	$5.32	1.05%
C Shares	Actual	$1,000.00	$1,273.30	$9.28	1.63%
	Hypothetical(b)	$1,000.00	$1,016.84	$8.23	1.63%

Summary of Fund Expenses (Unaudited) (continued)

		Beginning	Ending
		Account	Account	Expenses
		Value	Value	Paid	Annualized
		October 1,	March 31,	During	Expense
		2023	2024	Period(a)	Ratio
Small-Cap Growth Fund
R6 Shares	Actual	$1,000.00	$1,356.70	$5.07	0.86%
	Hypothetical(b)	$1,000.00	$1,020.70	$4.34	0.86%
Institutional Shares	Actual	$1,000.00	$1,356.20	$5.65	0.96%
	Hypothetical(b)	$1,000.00	$1,020.20	$4.85	0.96%
Investor Shares	Actual	$1,000.00	$1,354.20	$7.36	1.25%
	Hypothetical(b)	$1,000.00	$1,018.75	$6.31	1.25%
A Shares	Actual	$1,000.00	$1,354.00	$7.65	1.30%
	Hypothetical(b)	$1,000.00	$1,018.50	$6.56	1.30%
C Shares	Actual	$1,000.00	$1,350.50	$10.58	1.80%
	Hypothetical(b)	$1,000.00	$1,016.00	$9.07	1.80%
Mid-Cap Value Fund
R6 Shares	Actual	$1,000.00	$1,231.10	$4.07	0.73%
	Hypothetical(b)	$1,000.00	$1,021.35	$3.69	0.73%
Institutional Shares	Actual	$1,000.00	$1,230.50	$4.61	0.83%
	Hypothetical(b)	$1,000.00	$1,020.87	$4.17	0.83%
Investor Shares	Actual	$1,000.00	$1,228.70	$6.41	1.15%
	Hypothetical(b)	$1,000.00	$1,019.25	$5.81	1.15%
A Shares	Actual	$1,000.00	$1,228.40	$6.69	1.20%
	Hypothetical(b)	$1,000.00	$1,019.00	$6.06	1.20%
C Shares	Actual	$1,000.00	$1,225.10	$9.46	1.70%
	Hypothetical(b)	$1,000.00	$1,016.50	$8.57	1.70%
Unconstrained Equity Fund
R6 Shares	Actual	$1,000.00	$1,312.70	$5.03	0.87%
	Hypothetical(b)	$1,000.00	$1,020.65	$4.39	0.87%
Institutional Shares	Actual	$1,000.00	$1,312.90	$5.61	0.97%
	Hypothetical(b)	$1,000.00	$1,020.15	$4.90	0.97%
A Shares	Actual	$1,000.00	$1,312.90	$7.52	1.30%
	Hypothetical(b)	$1,000.00	$1,018.50	$6.56	1.30%
C Shares	Actual	$1,000.00	$1,313.70	$10.41	1.80%
	Hypothetical(b)	$1,000.00	$1,016.00	$9.07	1.80%
Small-Mid Core Equity Fund
Institutional Shares	Actual	$1,000.00	$1,204.90	$4.99	0.91%
	Hypothetical(b)	$1,000.00	$1,020.47	$4.58	0.91%
A Shares	Actual	$1,000.00	$1,202.60	$6.92	1.26%
	Hypothetical(b)	$1,000.00	$1,018.72	$6.34	1.26%

Summary of Fund Expenses (Unaudited) (continued)

		Beginning	Ending
		Account	Account	Expenses
		Value	Value	Paid	Annualized
		October 1,	March 31,	During	Expense
		2023	2024	Period(a)	Ratio
Micro-Cap Equity Fund
Institutional Shares	Actual	$1,000.00	$1,077.80	$7.06	1.36%
	Hypothetical(b)	$1,000.00	$1,018.20	$6.86	1.36%
Mid-Cap Equity Fund
Institutional Shares	Actual(c)	$1,000.00	$1,243.70	$4.66	0.84%
	Hypothetical(b)	$1,000.00	$1,020.78	$4.25	0.84%

(a)	Expenses are equal to the Fund’s annualized expense ratios, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

(b)	Hypothetical assumes 5% annual return before expenses.

(c)	Actual expenses are equal to the Institutional annualized expense ratios, multiplied by the average account value over the period, multiplied by 181/366 (to reflect the period since commencement of operations on October 2, 2023). The annualized expense ratios reflect reimbursement of expenses by the Funds’ investment adviser for the period beginning October 2, 2023 through March 31, 2024. The “Financial Highlights” tables in the Funds’ financial statements, included in the report, also show the gross expense ratios, without such reimbursements. Hypothetical expenses are equal to the Funds’ annualized expense ratios, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

Investment Advisory Agreement Approval (Unaudited)

At a quarterly meeting of the Board of Trustees of Capitol Series Trust (“Trust”) conducted on December 7 and 8, 2023 (the “Meeting”), the Trust’s Board of Trustees (the “Board”), including all of the Trustees who are not “interested persons” of the Trust (the “Independent Trustees”), as that term is defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended (the “1940 Act”), considered and approved the continuation of the Investment Advisory Agreement (the “Current Investment Advisory Agreement”) between the Trust and Fuller & Thaler Asset Management, Inc. (“FullerThaler” or the “Adviser”) as it relates to the FullerThaler Behavioral Small-Cap Equity Fund (the “Small-Cap Equity Fund”), the Fuller Thaler Behavioral Small-Cap Growth Fund (the “Small-Cap Growth Fund”), the FullerThaler Behavioral Mid-Cap Value Fund (the “Mid-Cap Value Fund”), the FullerThaler Behavioral Unconstrained Equity Fund (the “Unconstrained Equity Fund”), the FullerThaler Behavioral Small-Mid Core Equity Fund (the “Small-Mid Core Equity Fund”), the FullerThaler Behavioral Micro-Cap Equity Fund (the “Micro-Cap Fund”, and collectively referred to herein as the “Funds” or the “FullerThaler Funds”). It was noted that the FullerThaler Behavioral Mid-Cap Equity Fund’s Investment Advisory Agreement between the Adviser and the Trust was initially considered and approved for a two-year term at a meeting of the Board of Trustees held on December 7 and 8, 2022, and therefore, was not subject to renewal. (For the purposes herein, the references to “FullerThaler Funds” with regard to the continuation of the Investment Advisory Agreement with FullerThaler excludes the FullerThaler Behavioral Mid-Cap Equity Fund.)

Prior to the Meeting, the Trustees received and considered information from FullerThaler and the Trust’s administrator designed to provide the Trustees with the information necessary to evaluate the terms of the Investment Advisory Agreement between the Trust and FullerThaler as it relates to each FullerThaler Fund. The Trustees also received and considered information including, but not limited to, FullerThaler’s combined responses to counsel’s due diligence letter and FullerThaler’s supplemental responses to counsel’s supplemental requests (the “Support Materials”). Counsel’s due diligence letter and supplemental requests each requested information relevant to the renewal of the Investment Advisory Agreement as it relates to each of the FullerThaler Funds. The Trustees also received and considered information concerning an Expense Limitation Agreement to become effective January 29, 2024, whereby FullerThaler has contractually committed to reduce its management fees and, if necessary, reimburse each FullerThaler Fund’s operating expenses through January 31, 2025, as specified in the Expense Limitation Agreement, which included proposed lower expense limits for certain class of certain Funds, as detailed in the Support Materials. It was also noted that in addition to the Support Materials, the Adviser had provided confidential documentation regarding FullerThaler’s financials and overall profitability to the Trustees. The Trustees also received and considered as part of the Support Materials benchmark performance comparison data and Morningstar peer group category and custom peer group expense and performance data previously compiled by Broadridge for comparative purposes relative to each FullerThaler Fund. In this regard, the Trustees noted discussions with representatives of the Adviser regarding its dissatisfaction with the construction of certain peer groups of the FullerThaler Funds by Broadridge. The Trustees also noted that the Adviser took advantage of the opportunity to review and discuss the peer group construction directly with Broadridge prior to its presentation to the Board.

The Trustees reviewed the Support Materials at various times with FullerThaler, Trust management, and counsel to the Independent Trustees. Representatives of FullerThaler met with the Trustees and provided additional relevant information, including but not limited to information relating to: the services FullerThaler currently provides to the FullerThaler Funds; FullerThaler’s investment

Investment Advisory Agreement Approval (Unaudited) (continued)

philosophy; FullerThaler’s distribution and marketing efforts on behalf of the FullerThaler Funds; the Adviser’s ownership structure and future plans with regard to its ownership structure; the Adviser’s financial statements, including information related to its profitability and balance sheets; historical and projected profitability of the FullerThaler Funds, including FullerThaler’s overhead allocation methodology; resources available to service the FullerThaler Funds, including compliance resources; other benefits that FullerThaler derives from its relationship with the FullerThaler Funds; and FullerThaler’s disaster recovery plan. In its considerations, the Board noted the completeness of the Support Materials that FullerThaler had provided, as well as the discussions that had occurred with representatives of FullerThaler at various times, including during the Meeting. This information, together with the information provided to and reviewed by the Board throughout the course of the year and since the inception of each of the FullerThaler Funds, formed the primary, but not exclusive, basis for the Board’s determinations.

Before voting to renew the Investment Advisory Agreement, the Trustees reviewed the terms of the Investment Advisory Agreement as it relates to each FullerThaler Fund and the Support Materials with Trust management and with counsel to the Independent Trustees. The Trustees received and discussed a memorandum from such counsel delineating the legal standards governing their consideration of the approval of the Investment Advisory Agreement and describing each Trustee’s duty of care and duty of loyalty obligations to shareholders application and the section application of fiduciary duty standards imposed by Section 36(b) of the 1940 Act, which memorandum described the various factors that the U.S. Securities and Exchange Commission (“SEC”) and U.S. Courts over the years have suggested would be appropriate for trustee consideration, including the factors outlined in Gartenberg v. Merrill Lynch Asset Management Inc., 694 F.2d 923, 928 (2d Cir. 1982); cert. denied sub. nom. and Andre v. Merrill Lynch Ready Assets Trust, Inc., 461 U.S. 906 (1983).

In determining whether to renew the Investment Advisory Agreement with respect to each of the FullerThaler Funds, the Trustees considered all factors they believed relevant, including the following: (1) the nature, extent, and quality of the services provided by FullerThaler with respect to the FullerThaler Funds; (2) the cost of the services provided and the profits realized by FullerThaler from services rendered to the Trust with respect to the FullerThaler Funds, both individually and collectively; (3) comparative fee and expense data for each of the FullerThaler Funds and other investment companies with similar investment objectives; (4) the extent to which economies of scale may be realized as each Fund grows, and whether the advisory fees for each Fund reflects such economies of scale for each Fund’s benefit; and (5) other financial benefits to FullerThaler resulting from services that it renders to the FullerThaler Funds. In their deliberations, the Trustees did not identify any particular information that was all-important or controlling.

After having received and reviewed the Support Materials, as well as quarterly investment performance, compliance, operating, and distribution reports from FullerThaler for the FullerThaler Funds since each Fund’s inception, the Trustees determined that they had all of the information they deemed reasonably necessary to make an informed decision about the renewal of the Investment Advisory Agreement. The Trustees discussed the facts and factors relevant to their consideration and approval of the Investment Advisory Agreement as it relates to each FullerThaler Fund, which incorporated and reflected their knowledge of FullerThaler’s ongoing services to the FullerThaler Funds. The Trustees noted the inclusion of fee and performance comparisons of each FullerThaler Fund to such Fund’s respective Morningstar peer group category (the “Morningstar Category”),

Investment Advisory Agreement Approval (Unaudited) (continued)

as well as a custom peer group comparison created by Broadridge (“Peer Group”). Taking such information into account, including the Trustees’ discussions with representatives of FullerThaler at the Meeting as well as the Board’s review of the Support Materials provided in connection with the approval of the renewal of the Investment Advisory Agreement, the Board concluded that the overall arrangements between the Trust and FullerThaler with respect to each FullerThaler Fund, as set forth in the Investment Advisory Agreement, are fair and reasonable in light of the services FullerThaler performs, the investment advisory fees that each FullerThaler Fund pays, and such other matters as the Trustees considered relevant in the exercise of their reasonable judgment. The material factors and conclusions that formed the basis of the Trustees’ determination to approve the continuation of the Investment Advisory Agreement for an additional one-year term are summarized below.

Nature, Extent and Quality of Services Provided. The Trustees considered the scope of services that FullerThaler provides under the Investment Advisory Agreement, noting that such services include but are not limited to the following: (1) investing each Fund’s assets consistent with the Fund’s investment objective and investment policies; (2) determining the portfolio securities to be purchased, sold or otherwise disposed of and the timing of such transactions; (3) voting all proxies with respect to each Fund’s portfolio securities; (4) maintaining the required books and records for transactions that FullerThaler affects on behalf of each Fund; and (5) selecting broker-dealers to execute orders on behalf of each Fund. The Trustees noted no changes to the services that FullerThaler currently provides to the FullerThaler Funds under the terms of the Investment Advisory Agreement. The Trustees considered FullerThaler’s capitalization and its assets under management. The Trustees further considered the investment philosophy and experience of each Fund’s portfolio management team, including the firm’s expertise in behavioral finance and proprietary behavioral finance model which is a key component of each Fund’s investment strategy. In addition, the Trustees noted the compliance services, marketing, distribution, and client relationship services that FullerThaler provides on behalf of the Funds. The Trustees compared the FullerThaler Funds’ performance to each Fund’s benchmark index, Morningstar Category, and Peer Group. The Trustees discussed the filters applied by Broadridge for each Fund’s custom Peer Group, noting that generally each Fund’s Peer Group was a sub-set of its Morningstar Category filtered for actively managed, institutional, single funds with no 12b-1 fees. The Trustees also noted that the Peer Group for each Fund had additional filters applied, such as portfolio concentration or net assets, as applicable. It was further noted that peer funds with “value” in the name had been removed from the Peer Groups created for the Small-Cap Equity Fund and the Small-Mid Core Equity Fund, at the Adviser’s request. In addition, the Trustees noted FullerThaler’s disagreement with Broadridge regarding the construction of certain Peer Groups. It was noted that while the Board reviewed Morningstar peer group and benchmark performance data compared to all of the applicable share classes offered by each respective Fund, the comparison of each Fund’s Institutional Class Shares to the Fund’s respective benchmark index, Morningstar Category and Peer Group is discussed herein for consistency of presentation and because the Institutional Share Class represents the largest share class and has the longest performance history for each Fund. The Trustees considered that, for the periods indicated:

●	The Small-Cap Equity Fund outperformed its benchmark index, the Russell 2000 TR Index, for the one-, three-, five-, and ten-year and since inception (9/8/2011) periods ended September 30, 2023. The Small-Cap Equity Fund also outperformed the median performance of its Morningstar Category, Small Blend, as well as the median performance of its Peer Group, for

Investment Advisory Agreement Approval (Unaudited) (continued)

the one-, three- and five-year and since inception periods ended September 30, 2023.

●	The Small-Cap Growth Fund outperformed its benchmark index, the Russell 2000 Growth TR Index, for the one-, three- and five-year and since-inception (12/21/2017) periods ended September 30, 2023. The Small-Cap Growth Fund outperformed the Morningstar Category median, Small Growth, and the Peer Group median for the one-year, three-year, five-year, and since inception periods ended September 30, 2023.

●	The Mid-Cap Value Fund trailed its benchmark index, the Russell Mid-Cap Value TR Index for the one-year period ended September 30, 2023 and outperformed the benchmark index for the three-year, five-year and since inception (12/21/2017) periods ended September 30, 2023. The Mid-Cap Value Fund trailed the Morningstar Category and Peer Group median for the one-year period ended September 30, 2023, and outperformed the Morningstar Category median and Peer Group median for the three-year, five-year and since inception (12/21/2017) periods ended September 30, 2023.

●	The Unconstrained Equity Fund outperformed its benchmark index, the Russell 3000 TR Index, for the one-period ended September 30, 2023, and trailed the benchmark index for the three-year and since-inception (12/26/2018) periods ended September 30, 2023. The Unconstrained Equity Fund outperformed its Morningstar Category median, the Mid-Cap Blend, for the one-year and since inception (12/26/2018) periods and trailed the Category median for the three-year period ended September 30, 2023. The Unconstrained Equity Fund outperformed the Peer Group median for the one- and three-year, and since inception periods ended September 30, 2023.

●	The Micro-Cap Equity Fund outperformed its benchmark index, the Russell Micro Cap TR Index, for the one- and three-year and since inception (12/28/2018) periods ended September 30, 2023. The Micro-Cap Equity Fund trailed the performance of the median of its Morningstar Category, Small Blend, for the one-year and since inception periods, and outperformed the Category median for the three-year period ended September 30, 2023. The Micro-Cap Equity Fund trailed its Peer Group median for the one- and three-year and since inception periods ended September 30, 2023.

●	The Small-Mid Core Equity Fund outperformed its benchmark index, the Russell 2500 TR Index, for the one-year, three-year, and since inception (12/26/2018) periods ended September 30, 2023. The Small-Mid Core Equity Fund outperformed the median of both its Morningstar Category, Mid-Cap Blend, and Peer Group for the one- and three-year and since inception periods ended September 30, 2023.

Finally, the Trustees took notice of the growth of assets in the FullerThaler Funds and the growth of the firm overall. Taking these factors into account, the Trustees concluded that they are satisfied with the nature, extent, and quality of services that FullerThaler currently provides to the FullerThaler Funds under the Investment Advisory Agreement.

Cost of Advisory Services and Profitability. The Trustees considered the annual management fee that each FullerThaler Fund pays to FullerThaler under the Investment Advisory Agreement. The Trustees also considered FullerThaler’s profitability from the services rendered to the FullerThaler Funds. The Trustees further considered FullerThaler’s commitment to contractually reduce its

Investment Advisory Agreement Approval (Unaudited) (continued)

management fees and, if necessary, reimburse each FullerThaler Fund’s operating expenses through January 31, 2025, as specified in the Expense Limitation Agreement - Appendix A presented in the Support Materials. Lastly, the Trustees noted that FullerThaler subsidizes the costs of distribution services rendered to the FullerThaler Funds in excess of amounts accrued and payable pursuant to the Funds’ Rule 12b-1 Distribution Plan.

Comparative Fee and Expense Data. The Trustees noted that:

●	The Small-Cap Equity Fund’s contractual management fee of 0.60% was lower than the average and median of both its Morningstar Category and Peer Group. Further, the Small-Cap Equity Fund’s net and gross total expense ratios of 0.74% for its Institutional Class Shares (which are the same because this Fund’s annualized operating expense ratio is lower than the expense ratio cap in its operating expense limitation agreement) was lower than the average and median of the net and gross total expense ratios for its Morningstar Category and Peer Group.

●	The Small-Cap Growth Fund’s contractual management fee of 0.85% was higher than average and median of the Morningstar Category, equal to the median of the Peer Group, and slightly less than the average of the Peer Group. Further, the Small-Cap Growth Fund’s net total expense ratio of 0.98% for its Institutional Class Shares was slightly higher than median and equaled the average of its Morningstar Category, and lower than the median and average of the Peer Group. The Small-Cap Growth Fund’s gross total expense ratio of 1.13% for its Institutional Class was higher than the median and lower than the average of its Morningstar Category, and lower than the median and average of the Peer Group. The Board noted that shareholders were currently only impacted by the net expense ratio due to the Adviser’s commitment to its expense limitation agreement. The Board also noted that the Small-Cap Growth Fund’s net assets were, in general, lower than many of the funds to which it was compared in its Morningstar Category and were also higher than the median and lower than the average net assets of the Peer Group.

●	The Mid-Cap Value Fund’s contractual management fee of 0.75% was higher than the median and average of its Morningstar Category, equal to the median of the Peer Group and higher than the average of the Peer Group. Further, the Mid-Cap Value Fund’s net total expense ratio of 0.88% for its Institutional Class Shares was higher than both the average and median of the Morningstar Category, higher than the average of the Peer Group and slightly lower than the median of the Peer Group. The Mid-Cap Value Fund’s gross total expense ratio of 0.93% for its Institutional Class Shares was higher than both the average and median of the Morningstar Category, higher than the average of the Peer Group and slightly lower than the median of the Peer Group. The Board noted that the Mid-Cap Value Fund’s shareholders were currently only impacted by the net expense ratio due to the Adviser’s commitment to its expense limitation agreement. The Board also noted that the Mid-Cap Value Fund’s net assets were, in general, lower than many of the funds to which it was compared in its Morningstar Category, significantly lower than the average net assets of the Peer Group and higher than the median net assets of the Peer Group.

●	The Unconstrained Equity Fund’s contractual management fee of 0.85% was higher than the median and average of its Morningstar Category, slightly higher than the median of the Peer Group and slightly lower than the average of the Peer Group. Further, the Unconstrained Equity

Investment Advisory Agreement Approval (Unaudited) (continued)

Fund’s net total expense ratio of 0.98% for its Institutional Class Shares was higher than the average and median of the Morningstar Category, slightly higher than the median of the Peer Group and lower than the average of the Peer Group. The Unconstrained Equity Fund’s gross total expense ratio of its Institutional Class Shares of 1.50% was higher than the median and lower than the average of both its Morningstar Category (Mid-Cap Blend) and Peer Group. The Board noted that the Unconstrained Equity Fund’s shareholders were currently only impacted by the net expense ratio due to the Adviser’s commitment to its expense limitation agreement. The Board also noted that the Unconstrained Equity Fund’s net assets were, in general, lower than many of the funds to which it was compared in both the Morningstar Category and the Peer Group.

●	The Micro-Cap Equity Fund’s contractual management fee of 1.45% was higher than the average and median of both its Morningstar Category (Small Blend) and the Peer Group. Further, the Micro-Cap Equity Fund’s net total expense ratio of 1.43% for its Institutional Class Shares was higher than the median and average of both its Morningstar Category and Peer Group. The Micro-Cap Equity Fund’s gross total expense ratio of 2.11% for its Institutional Class Shares was higher than the average and median of its Morningstar Category, higher than the median of the Peer Group and lower than the average of the Peer Group. The Board noted that the Micro-Cap Fund’s shareholders were currently only impacted by the net expense ratio due to the Adviser’s commitment to its expense limitation agreement. However, the Board noted the distinct differences in the Micro-Cap Equity Fund’s strategy compared to other funds in its Morningstar Category of Small Blend and its Peer Group, which was a sub-set of the Small Blend, Small Value and Small Growth Morningstar categories. The Board also considered the comparatively small net assets of the Micro-Cap Equity Fund in comparison to its Morningstar Category and Peer Group.

●	The Small-Mid Core Equity Fund’s contractual management fee of 0.80% was higher than the average and median of its Morningstar Category (Mid-Cap Blend), equal to the median of the Peer Group, and slightly less than the average of the Peer Group. Further, the Small-Mid Core Equity Fund’s net total expense ratio of 0.94% of its Institutional Class Shares was higher than the average and median of its Morningstar Category, slightly higher than the median of the Peer Group and lower than the average of the Peer Group. The Small-Mid Core Equity Fund’s gross total expense ratio of 1.64% for its Institutional Class Shares was higher than the median and average of its Morningstar Category, equal to the median of the Peer Group and less than the average of the Peer Group. The Board noted that the Small-Mid Core Equity Fund’s shareholders were currently only impacted by the net expense ratio due to the Adviser’s commitment to its expense limitation agreement. The Board also noted that the Small-Mid Core Equity Fund’s net assets were, in general, lower than many of the funds to which it was compared in both the Morningstar Category, lower than the average net assets of the Peer Group and equal to the median net assets of the Peer Group.

The Trustees further considered the fees paid by FullerThaler’s separately managed accounts and sub-advisory relationships to other accounts with similar investment objectives and strategies to that of each FullerThaler Fund contemplated herein, noting the differences in the services provided to those accounts compared to the services provided to each FullerThaler Fund. In particular, they also noted that FullerThaler has additional responsibilities with respect to the FullerThaler Funds,

Investment Advisory Agreement Approval (Unaudited) (continued)

including compliance, reporting, administrative, and operational responsibilities. While recognizing that it is difficult to compare advisory fees because the scope of advisory services provided may vary from one investment adviser to another, or from one investment product to the other, the Trustees concluded that the advisory fee charged to the respective FullerThaler Funds are each reasonable.

Morningstar Ranking. The Trustees noted the overall Morningstar ranking for each of the FullerThaler Funds as presented in the Support Materials. Morningstar fund ratings are a purely quantitative, backward-looking measure of a fund’s past performance, measured from one to five stars. Star ratings are calculated at the end of every month. The overall star rating for each Fund is based on a weighted average (rounded to the nearest integer) of the number of stars assigned to it in the three-, five-, and 10-year rating periods. The Trustees observed that for the period ended September 30, 2023 the Funds had the following overall Morningstar rating: the Small-Cap Equity Fund was rated five stars; the Small-Cap Growth Fund was rated four stars; the Mid-Cap Value Fund was rated four stars; the Unconstrained Equity Fund was rated three stars; the Small-Mid Core Equity Fund was rated four stars; and the Micro-Cap Equity Fund was rated two stars.

Economies of Scale. The Trustees considered whether the FullerThaler Funds may benefit from any economies of scale. The Trustees noted that given the very low management fee of the Small-Cap Equity Fund, fee breakpoints would not be appropriate at the current time. They additionally noted while the Small-Cap Equity Fund has realized some economies of scale with regard to certain fees and expenses that it bears, the Trustees did not find that any material economies currently exist with respect to the advisory services that FullerThaler provides that would warrant the imposition of breakpoints. The Trustees also noted that it was not appropriate to implement fee breakpoints with regard to the management fees of the other FullerThaler Funds. The Trustees considered that an increase in assets in the other FullerThaler Funds would most likely not decrease the extent of advisory services that FullerThaler would need to provide to the Funds at the present time. The Trustees concluded that the other FullerThaler Funds are not likely to benefit from any economies of scale at this time.

Other Benefits. The Trustees considered the extent to which FullerThaler utilizes soft dollar arrangements with respect to portfolio transactions and noted that FullerThaler does utilize soft dollar arrangements consistent with the Section 28(e) safe harbor in connection with the execution of client transactions. They also noted however, that affiliated brokers will not be utilized to execute the portfolio transactions of the FullerThaler Funds. The Trustees concluded that, all things considered, FullerThaler will not receive material additional financial benefits from services rendered to the FullerThaler Funds.

Conclusions. Based upon FullerThaler’s presentation to the Board and the Support Materials considered in connection with the renewal of the Investment Advisory Agreement for an additional one-year period on behalf of the FullerThaler Funds (with the exception of the FullerThaler Mid-Cap Equity Fund), as well as the information provided throughout the course of the year, the Board concluded that the overall arrangements between the Trust and FullerThaler, as set forth in the Investment Advisory Agreement, are fair and reasonable in light of the services to be performed, investment advisory fees to be paid, and such other matters as the Trustees considered relevant in the exercise of their reasonable judgment.

FACTS	WHAT DO THE FULLERTHALER FUNDS (the “Funds”) DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depend on the product or service you have with us. This information can include:

■     Social Security number

■     account balances and account transactions

■     transaction or loss history and purchase history

■     checking account information and wire transfer instructions

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons the Funds choose to share; and whether you can limit this sharing.

Reasons we can share your personal information	Do the Funds share?
For our everyday business purposes— such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes
For our marketing purposes— to offer our products and services to you	No
For joint marketing with other financial companies	No
For our affiliates’ everyday business purposes— information about your transactions and experiences	No
For our affiliates’ everyday business purposes— information about your creditworthiness	No
For nonaffiliates to market to you	No

Questions?	Call (888) 912-4562

Who we are
Who is providing this notice?	FullerThaler Funds Ultimus Fund Distributors, LLC (Distributor) Ultimus Fund Solutions, LLC (Administrator)
What we do
How do the Funds protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.
How do the Funds collect my personal information?

We collect your personal information, for example, when you

■     open an account or deposit money

■     buy securities from us or sell securities to us

■     make deposits or withdrawals from your account

■     give us your account information

■     make a wire transfer

■     tell us who receives the money

■     tell us where to send the money

■     show your government-issued ID

■     show your driver’s license

Why can’t I limit all sharing?

Federal law gives you the right to limit only

■     sharing for affiliates’ everyday business purposes —information about your creditworthiness

■     affiliates from using your information to market to you

■     sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates

Companies related by common ownership or control. They can be financial and nonfinancial companies.

■     FullerThaler Asset Management, Inc., the investment adviser to the Fund, could be deemed to be an affiliate.

Nonaffiliates

Companies not related by common ownership or control. They can be financial and nonfinancial companies.

■     The FullerThaler Funds do not share your personal information with nonaffiliates so they can market to you

Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ■ The FullerThaler Funds do not jointly market.

PROXY VOTING

A description of the policies and procedures that each Fund uses to determine how to vote proxies relating to portfolio securities and information regarding how each Fund voted those proxies during the most recent twelve month period ended June 30, are available (1) without charge upon request by calling the Funds at (888) 912-4562 and (2) in Fund documents filed with the SEC on the SEC’s website at www.sec.gov.

TRUSTEES Walter B. Grimm, Chairman Lori Kaiser Janet Smith Meeks Mary Madick	INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM Ernst & Young LLP 221 East 4th Street, Suite 2900 Cincinnati, OH 45202

OFFICERS Matthew J. Miller, Chief Executive Officer and President Zachary P. Richmond, Chief Financial Officer and Treasurer Martin R. Dean, Chief Compliance Officer Tiffany R. Franklin, Secretary	LEGAL COUNSEL Practus, LLP 11300 Tomahawk Creek Parkway, Suite 310 Leawood, KS 66211

INVESTMENT ADVISER Fuller & Thaler Asset Management, Inc. 411 BorelAvenue, Suite 300 San Mateo, CA 94402	CUSTODIAN Huntington National Bank 41 South High Street Columbus, OH 43215

DISTRIBUTOR Ultimus Fund Distributors, LLC 225 PictoriaDrive, Suite 450 Cincinnati, OH 45246	ADMINISTRATOR, TRANSFER AGENT AND FUND ACCOUNTANT UltimusFund Solutions, LLC 225 PictoriaDrive, Suite 450 Cincinnati, OH 45246

This report is intended only for the information of shareholders or those who have received the Funds’ prospectus which contains information about the Funds’ management fee and expenses. Please read the prospectus carefully before investing.

Distributed by Ultimus Fund Distributors, LLC, Member FINRA/SIPC

Fuller-SAR-24

Guardian Capital Dividend Growth Fund

Institutional Shares – DIVGX

Guardian Capital Fundamental Global Equity Fund

Institutional Shares – GFGEX

Alta Quality Growth Fund

Institutional Shares – AQLGX

Semi-Annual Report

March 31, 2024

Investment Results (Unaudited)

Average Annual Total Returns(a) as of March 31, 2024

				Since
	Six	One		Inception
	Months	Year	Three Year	5/1/2019
Guardian Capital Dividend Growth Fund
Institutional Shares	19.44%	23.10%	10.59%	11.23%
MSCI World Index(b)	21.31%	25.11%	8.60%	11.58%

				Expense
				Ratios(c)
				Institutional
				Shares
Gross				1.66%
With Applicable Waivers				0.95%

The performance quoted represents past performance, which does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect deduction of taxes that a shareholder would pay on Guardian Capital Dividend Growth Fund (the “Guardian Dividend Fund”) distributions or the redemption of Guardian Dividend Fund shares. Current performance of the Guardian Dividend Fund may be lower or higher than the performance quoted. The Guardian Dividend Fund’s investment objectives, risks, charges and expenses must be considered carefully before investing. Performance data current to the most recent month end may be obtained by calling (800) 957-0681.

(a)	Return figures reflect any change in price per share and assume the reinvestment of all distributions. The Fund’s returns reflect any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would have been lower. Total returns for less than one year are not annualized.

(b)	The MSCI World Index is an unmanaged free float-adjusted market capitalization index that is designed to measure global developed market equity performance. Currently the MSCI World Index consists of the following 23 developed market country indices: Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, the United Kingdom and the United States. The performance of the index is expressed in terms of U.S. dollars, and does not reflect the deduction of fees or taxes with a mutual fund, such as investment management and fund accounting fees. Individuals cannot invest directly in an index; however, an individual can invest in exchange traded funds or other investment vehicles that attempt to track the performance of a benchmark index.

(c)	The expense ratio is from the Guardian Dividend Fund’s prospectus dated January 29, 2024. Guardian Capital LP, the Guardian Dividend Fund’s adviser (the “Adviser”), has contractually agreed to waive its management fee and/or reimburse expenses so that total annual operating expenses for the Guardian Dividend Fund (excluding (i) interest; (ii) taxes; (iii) brokerage fees and commissions; (iv) other extraordinary expenses not incurred in the ordinary course of the Guardian Dividend Fund’s business; (v) dividend expense on short sales; and (vi) indirect expenses such as acquired fund fees and expenses) do not exceed 0.95% of the Guardian Dividend Fund’s average daily net assets through January 31, 2025 (the “Expense Limitation”). During any fiscal year that the

1

Investment Results (Unaudited) (continued)

Investment Advisory Agreement between the Adviser and the Capitol Series Trust (the “Trust”) is in effect, the Adviser may recoup the sum of all fees previously waived or expenses reimbursed, less any reimbursement previously paid, provided that the Adviser is only permitted to recoup fees or expenses within 36 months from the date the fee waiver or expense reimbursement first occurred and provided further that such recoupment can be achieved within the Expense Limitation Agreement currently in effect and the Expense Limitation Agreement in place when the waiver/reimbursement occurred. This Expense Limitation Agreement may be terminated by the Board of Trustees (the “Board”) at any time. The Expense Limitation Agreement terminates automatically upon the termination of the Investment Advisory Agreement with the Adviser. Additional information pertaining to the Guardian Dividend Fund’s expense ratios as of March 31, 2024, can be found in the financial highlights.

The Guardian Dividend Fund’s investment objectives, strategies, risks, charges and expenses must be considered carefully before investing. The prospectus contains this and other important information about the Guardian Dividend Fund and may be obtained by calling (800) 957-0681. Please read it carefully before investing.

The Guardian Dividend Fund is distributed by Ultimus Fund Distributors, LLC, Member FINRA/SIPC.

2

Investment Results (Unaudited) (continued)

Average Annual Total Returns(a) as of March 31, 2024

				Since
	Six	One	Three	Inception
	Months	Year	Year	(12/19/2019)
Guardian Capital Fundamental Global Equity Fund
Institutional Shares	13.50%	10.03%	5.55%	8.47%
MSCI World Index(b)	21.31%	25.11%	8.60%	11.11%

				Expense
				Ratios(c)
				Institutional
				Shares
Gross				1.13%
With Applicable Waivers				0.99%

The performance quoted represents past performance, which does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect deduction of taxes that a shareholder would pay on Guardian Capital Fundamental Global Equity Fund (“Guardian Equity Fund”) distributions or the redemption of Guardian Equity Fund shares. Current performance of the Guardian Equity Fund may be lower or higher than the performance quoted. The Guardian Equity Fund’s investment objectives, risks, charges and expenses must be considered carefully before investing. Performance data current to the most recent month end may be obtained by calling (800) 957-0681.

(a)	Return figures reflect any change in price per share and assume the reinvestment of all distributions. The Guardian Equity Fund’s returns reflect any fee reductions during the applicable period. If such fee reductions had not occurred, the quoted performance would have been lower. Total returns for less than one year are not annualized.

(b)	The MSCI World Index is an unmanaged free float-adjusted market capitalization index that is designed to measure global developed market equity performance. Currently the MSCI World Index consists of the following 23 developed market country indices: Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, the United Kingdom and the United States. The performance of the index is expressed in terms of U.S. dollars, and does not reflect the deduction of fees or taxes with a mutual fund, such as investment management and fund accounting fees. Individuals cannot invest directly in an index; however, an individual can invest in exchange-traded funds or other investment vehicles that attempt to track the performance of a benchmark index.

(c)	The expense ratios are from the Guardian Equity Fund’s prospectus dated January 29, 2024. The Adviser has contractually agreed to waive its management fee and/or reimburse expenses so that total annual operating expenses for the Guardian Equity Fund (excluding (i) interest; (ii) taxes; (iii) brokerage fees and commissions; (iv) other extraordinary expenses not incurred in the ordinary course of the Guardian Equity Fund’s business; (v) dividend expense on short sales; and (vi) indirect expenses such as acquired fund fees and expenses) do not exceed 0.99% of the average daily net assets of the Guardian Equity Fund through January 31, 2025 (the “Expense Limitation”). During any fiscal year that the Investment Advisory Agreement between the Adviser and Trust is in effect,

3

Investment Results (Unaudited) (continued)

the Adviser may recoup the sum of all fees previously waived or expenses reimbursed, less any reimbursement previously paid, provided that the Adviser is only permitted to recoup fees or expenses within 36 months from the date the fee waiver or expense reimbursement first occurred and provided further that such recoupment can be achieved within the Expense Limitation Agreement currently in effect and the Expense Limitation Agreement in place when the waiver/reimbursement occurred. This Expense Limitation Agreement may be terminated by the Board at any time. The Expense Limitation Agreement terminates automatically upon the termination of the Investment Advisory Agreement with the Adviser. Additional information pertaining to the Guardian Equity Fund’s expense ratios as of March 31, 2024 can be found in the financial highlights.

The Guardian Equity Fund’s investment objectives, strategies, risks, charges and expenses must be considered carefully before investing. The prospectus contains this and other important information about the Guardian Equity Fund and may be obtained by calling (800) 957-0681. Please read it carefully before investing

The Guardian Equity Fund is distributed by Ultimus Fund Distributors, LLC, Member FINRA/SIPC.

4

Investment Results (Unaudited) (continued)

Average Annual Total Returns(a) as of March 31, 2024

				Since
				Inception
	Six Months	One Year	Five Year	(12/19/2018)
Alta Quality Growth Fund – Institutional Shares	19.76%	25.01%	10.72%	13.04%
S&P 500® Index (b)	23.48%	29.88%	15.05%	17.01%
Russell 1000® Growth Index (c)	27.19%	39.00%	18.52%	20.90%

				Expense
				Ratios(d)
Gross				1.16%
With Applicable Waivers				0.79%

The performance quoted represents past performance, which does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect deduction of taxes that a shareholder would pay on Alta Quality Growth Fund (“Alta Growth Fund”) distributions or the redemption of Alta Growth Fund shares. Current performance of the Alta Growth Fund may be lower or higher than the performance quoted. The Alta Growth Fund’s investment objectives, risks, charges and expenses must be considered carefully before investing. Performance data current to the most recent month end may be obtained by calling (800) 957-0681.

(a)	Return figures reflect any change in price per share and assume the reinvestment of all distributions. The Alta Growth Fund’s returns reflect any fee reductions during the applicable period. If such fee reductions had not occurred, the quoted performance would have been lower. Total returns for less than one year are not annualized.

(b)	The S&P 500® Index is a widely recognized unmanaged index of equity securities and is representative of a broader domestic equity market and range of securities than is found in the Alta Growth Fund’s portfolio. Individuals cannot invest directly in an index; however, an individual can invest in exchange-traded funds or other investment vehicles that attempt to track the performance of a benchmark index.

(c)	The Russell 1000® Growth Index is a widely recognized unmanaged index of equity securities and is representative of a broader domestic equity market and range of securities than is found in the Alta Growth Fund’s portfolio. Individuals cannot invest directly in an index; however, an individual can invest in exchange traded funds or other investment vehicles that attempt to track the performance of a benchmark index.

(d)	The expense ratios are from the Alta Growth Fund’s prospectus dated January 29, 2024. Alta Capital Management, LLC, the Alta Growth Fund’s adviser has contractually agreed to waive its management fee and/or reimburse expenses so that total annual operating expenses for the Alta Growth Fund (excluding (i) interest; (ii) taxes; (iii) brokerage fees and commissions; (iv) other extraordinary expenses not incurred in the ordinary course of the Alta Growth Fund’s business; (v) dividend expense on short sales; and (vi) indirect expenses such as acquired fund fees and expenses) do not exceed 0.79% of the average daily net assets of the Alta Growth Fund through January 31, 2025 (the “Expense Limitation”). During any fiscal year that the Investment Advisory

5

Investment Results (Unaudited) (continued)

Agreement between Alta Capital Management, LLC and Capitol Series Trust (the “Trust”) is in effect, Alta Capital Management, LLC may recoup the sum of all fees previously waived or expenses reimbursed, less any reimbursement previously paid, provided that the Alta Capital Management, LLC is only permitted to recoup fees or expenses within 36 months from the date the fee waiver or expense reimbursement first occurred and provided further that such recoupment can be achieved within the Expense Limitation Agreement currently in effect and the Expense Limitation Agreement in place when the waiver/reimbursement occurred. This Expense Limitation Agreement may be terminated by the Board at any time. The Expense Limitation Agreement terminates automatically upon the termination of the Advisory Agreement with Alta Capital Management, LLC. Additional information pertaining to the Alta Growth Fund’s expense ratios as of March 31, 2024, can be found in the financial highlights.

The Alta Growth Fund’s investment objectives, strategies, risks, charges and expenses must be considered carefully before investing. The prospectus contains this and other important information about the Alta Growth Fund and may be obtained by calling (800) 957-0681. Please read it carefully before investing.

The Alta Growth Fund is distributed by Ultimus Fund Distributors, LLC, Member FINRA/SIPC.

6

Fund Holdings (Unaudited)

Guardian Capital Dividend Growth Fund Holdings as of March 31, 2024.*

*	As a percentage of net assets.

Guardian Capital Fundamental Global Equity Fund Holdings as of March 31, 2024.*

*	As a percentage of net assets.

7

Fund Holdings (Unaudited)

Alta Quality Growth Fund Holdings as of March 31, 2024.*

*	As a percentage of net assets.

Availability of Portfolio Schedules (Unaudited)

The Funds file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the “SEC”) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Funds’ Form N-PORT reports are available on the SEC’s website at http:// www.sec.gov or on the Funds’ website at www.guardiancapitalfunds.com.

8

Guardian Capital Dividend Growth Fund
Schedule of Investments
March 31, 2024 - (Unaudited)

Common Stocks — 98.40%	Shares	Fair Value
Canada — 6.27%
Communications — 1.98%
BCE, Inc.	5,162	$175,431
TELUS Corp.	19,751	316,005
		491,436
Energy — 1.05%
Canadian Natural Resources Ltd.	3,408	260,099

Financials — 3.24%
Royal Bank of Canada(a)	7,987	805,647

Total Canada		1,557,182

Denmark — 3.63%
Health Care — 3.63%
Novo Nordisk A/S - ADR	7,020	901,368

Total Denmark		901,368

France — 10.28%
Consumer Discretionary — 1.55%
LVMH Moet Hennessy Louis Vuitton S.A. - ADR	2,131	385,775

Energy — 3.44%
TotalEnergies S.E. - ADR	12,452	857,071

Financials — 2.07%
AXA S.A.	13,700	514,526

Health Care — 0.75%
Sanofi - ADR	3,830	186,138

Industrials — 2.47%
Schneider Electric S.E. - ADR	13,574	614,902

Total France		2,558,412

Germany — 2.16%
Financials — 2.16%
Allianz S.E.	1,800	539,417

Total Germany		539,417

Ireland — 3.30%
Technology — 3.30%
Accenture PLC, Class A	2,372	822,159

Total Ireland		822,159

Netherlands — 6.77%
Technology — 6.77%
ASML Holding N.V.	868	842,368
Wolters Kluwer N.V. - ADR	5,350	839,522

Total Netherlands		1,681,890

See accompanying notes which are an integral part of these financial statements.

9

Guardian Capital Dividend Growth Fund
Schedule of Investments (continued)
March 31, 2024 - (Unaudited)

Common Stocks — 98.40% - (continued)	Shares	Fair Value
Switzerland — 2.88%
Consumer Staples — 2.88%
Nestle S.A. - ADR	6,742	$716,000

Total Switzerland		716,000

United Kingdom — 3.38%
Consumer Staples — 0.96%
Unilever PLC - ADR	4,784	240,109

Health Care — 2.42%
AstraZeneca PLC - ADR	8,878	601,485

Total United Kingdom		841,594

United States — 59.73%
Consumer Discretionary — 4.27%
Home Depot, Inc. (The)	1,502	576,167
McDonald’s Corp.	1,727	486,928
		1,063,095
Consumer Staples — 6.15%
Costco Wholesale Corp.	1,581	1,158,288
Procter & Gamble Co. (The)	2,292	371,877
		1,530,165
Energy — 7.35%
EOG Resources, Inc.	1,734	221,675
Shell PLC - ADR	10,651	714,043
Williams Cos., Inc. (The)	22,943	894,088
		1,829,806
Financials — 2.07%
Hartford Financial Services Group, Inc. (The)	4,993	514,529

Health Care — 7.48%
AbbVie, Inc.	2,491	453,611
Amgen, Inc.	773	219,779
Johnson & Johnson	4,031	637,664
UnitedHealth Group, Inc.	1,114	551,096
		1,862,150
Industrials — 7.82%
Illinois Tool Works, Inc.	778	208,761
Republic Services, Inc.	4,113	787,393
W.W. Grainger, Inc.	293	298,069
Waste Management, Inc.	3,061	652,452
		1,946,675
Materials — 1.54%
Air Products & Chemicals, Inc.	1,586	384,240

Real Estate — 1.38%
Equinix, Inc.	417	344,163

Technology — 20.63%
Apple, Inc.	7,575	1,298,961
Broadcom, Inc.	1,210	1,603,745

See accompanying notes which are an integral part of these financial statements.

10

Guardian Capital Dividend Growth Fund
Schedule of Investments (continued)
March 31, 2024 - (Unaudited)

Common Stocks — 98.40% - (continued)	Shares	Fair Value
United States — 59.73% - (continued)
Technology — 20.63% - (continued)
MasterCard, Inc., Class A	1,326	$638,562
Microsoft Corp.	3,779	1,589,901
		5,131,169
Utilities — 1.04%
WEC Energy Group, Inc.	3,166	259,992

Total United States		14,865,984

Total Common Stocks
(Cost $15,536,285)		24,484,006

Money Market Funds - 1.48%
Morgan Stanley Institutional Liquidity Funds Treasury Securities Portfolio, Institutional Class, 5.16%(b)	369,109	369,109

Total Money Market Funds
(Cost $369,109)		369,109

Total Investments — 99.88%
(Cost $15,905,394)		24,853,115

Other Assets in Excess of Liabilities — 0.12%		29,294

Net Assets — 100.00%		$24,882,409

(a)	Non-income producing security.

(b)	Rate disclosed is the seven day effective yield as of March 31, 2024.

ADR- American Depositary Receipt

See accompanying notes which are an integral part of these financial statements.

11

Guardian Capital Fundamental Global Equity Fund
Schedule of Investments
March 31, 2024 - (Unaudited)

Common Stocks — 99.01%	Shares	Fair Value
China — 4.00%
Consumer Discretionary — 4.00%
Yum China Holdings, Inc.	90,162	$3,587,546

Total China		3,587,546

Denmark — 12.07%
Health Care — 7.64%
Coloplast A/S, Class B	15,000	2,022,805
Novo Nordisk A/S, Class B	37,832	4,822,183
		6,844,988
Materials — 4.43%
Novozymes A/S, Class B	67,712	3,968,219

Total Denmark		10,813,207

France — 11.38%
Consumer Staples — 3.54%
L’Oreal S.A.	6,708	3,174,179

Health Care — 7.84%
EssilorLuxottica S.A.	31,039	7,021,444

Total France		10,195,623

Ireland — 5.01%
Technology — 5.01%
Accenture PLC, Class A	12,945	4,486,866

Total Ireland		4,486,866

Japan — 2.12%
Industrials — 2.12%
Keyence Corp.	4,100	1,898,216

Total Japan		1,898,216

Switzerland — 2.97%
Consumer Staples — 2.97%
Nestle S.A.	25,049	2,659,498

Total Switzerland		2,659,498

United Kingdom — 6.32%
Consumer Staples — 2.95%
Reckitt Benckiser Group PLC	46,480	2,646,849

Industrials — 3.37%
Intertek Group PLC(a)	48,018	3,021,086

Total United Kingdom		5,667,935

United States — 55.14%
Communications — 11.59%
Alphabet, Inc., Class A(a)	37,519	5,662,742
Booking Holdings, Inc.	1,303	4,727,128
		10,389,870

See accompanying notes which are an integral part of these financial statements.

12

Guardian Capital Fundamental Global Equity Fund
Schedule of Investments (continued)
March 31, 2024 - (Unaudited)

Common Stocks — 99.01% - (continued)	Shares	Fair Value
United States — 55.14% - (continued)
Consumer Discretionary — 3.54%
Nike, Inc., Class B	33,754	$3,172,201

Consumer Staples — 4.32%
Colgate-Palmolive Co.	42,932	3,866,027

Financials — 6.84%
CME Group, Inc.	28,486	6,132,751

Health Care — 9.23%
Illumina, Inc.(a)	14,616	2,007,069
UnitedHealth Group, Inc.	7,193	3,558,377
Waters Corp.(a)	7,867	2,708,057
		8,273,503
Technology — 19.62%
Automatic Data Processing, Inc.	12,323	3,077,546
MarketAxess Holdings, Inc.	17,286	3,789,956
MasterCard, Inc., Class A	11,420	5,499,530
Microsoft Corp.	8,528	3,587,900
Verisk Analytics, Inc.	6,914	1,629,837
		17,584,769
Total United States		49,419,121

Total Common Stocks
(Cost $74,838,480)		88,728,012

Money Market Funds - 0.63%
Morgan Stanley Institutional Liquidity Funds Treasury Portfolio, Institutional Class, 5.16%(b)	564,817	564,817

Total Money Market Funds
(Cost $564,817)		564,817

Total Investments — 99.64%
(Cost $75,403,297)		89,292,829

Other Assets in Excess of Liabilities — 0.36%		322,976

Net Assets — 100.00%		$89,615,805

(a)	Non-income producing security.

(b)	Rate disclosed is the seven day effective yield as of March 31, 2024.

See accompanying notes which are an integral part of these financial statements.

13

Alta Quality Growth Fund
Schedule of Investments
March 31, 2024 - (Unaudited)

Common Stocks — 98.50%	Shares	Fair Value
Ireland — 7.24%
Health Care — 3.62%
ICON PLC(a)	7,800	$2,620,409

Technology — 3.62%
Accenture PLC, Class A	7,550	2,616,906

Total Ireland		5,237,315

United States — 91.26%
Communications — 16.15%
Alphabet, Inc., Class A(a)	31,950	4,822,213
Booking Holdings, Inc.	650	2,358,122
Take-Two Interactive Software, Inc.(a)	8,500	1,262,165
VeriSign, Inc.(a)	5,468	1,036,241
Walt Disney Co. (The)	18,000	2,202,480
		11,681,221
Consumer Discretionary — 12.52%
Amazon.com, Inc.(a)	8,865	1,599,069
Home Depot, Inc. (The)	8,500	3,260,599
Restaurant Brands International, Inc.	25,750	2,045,838
TJX Companies, Inc. (The)	21,200	2,150,104
		9,055,610
Consumer Staples — 3.24%
Dollar General Corp.	15,000	2,340,900

Financials — 3.58%
Markel Corp.(a)	1,700	2,586,516

Health Care — 8.83%
Thermo Fisher Scientific, Inc.	4,350	2,528,264
UnitedHealth Group, Inc.	4,150	2,053,005
Zoetis, Inc., Class A	10,650	1,802,087
		6,383,356
Industrials — 5.53%
Amphenol Corp., Class A	21,300	2,456,955
Raytheon Technologies Corp.	15,800	1,540,974
		3,997,929
Materials — 2.18%
Sherwin-Williams Co. (The)	4,550	1,580,352

Technology — 39.23%
Adobe Systems, Inc.(a)	5,200	2,623,920
Apple, Inc.	21,600	3,703,968
Autodesk, Inc.(a)	8,800	2,291,696
Broadridge Financial Solutions, Inc.	7,000	1,434,020
Fiserv, Inc.(a)	17,150	2,740,912
Intuit, Inc.	3,100	2,015,000
MasterCard, Inc., Class A	5,350	2,576,400
Microsoft Corp.	10,800	4,543,776

See accompanying notes which are an integral part of these financial statements.

14

Alta Quality Growth Fund
Schedule of Investments (continued)
March 31, 2024 - (Unaudited)

Common Stocks — 98.50% - (continued)	Shares	Fair Value
United States — 91.26% - (continued)
Technology — 39.23% - (continued)
S&P Global, Inc.	4,300	$1,829,435
Visa, Inc., Class A	7,700	2,148,916
Zebra Technologies Corp., Class A(a)	8,200	2,471,808
		28,379,851
Total United States		66,005,735

Total Common Stocks/Investments — 98.50%
(Cost $47,840,082)		$71,243,050

Other Assets in Excess of Liabilities — 1.50%		1,088,398

Net Assets — 100.00%		$72,331,448

(a)	Non-income producing security.

See accompanying notes which are an integral part of these financial statements.

15

Guardian Capital Funds
Statements of Assets and Liabilities
March 31, 2024 - (Unaudited)

		Guardian
	Guardian	Capital
	Capital	Fundamental
	Dividend	Global Equity	Alta Quality
	Growth Fund	Fund	Growth Fund
Assets
Investments in securities at fair value (cost
$15,905,394, $75,403,297 and $47,840,082)	$24,853,115	$89,292,829	$71,243,050
Cash and cash equivalents	6,353	2,687	1,072,425
Foreign currency at value (cost $0, $25,586 and $0)	—	25,488	—
Receivable for fund shares sold	—	—	19,265
Receivable for investments sold	—	481,113	—
Dividends and interest receivable	29,051	37,262	29,321
Tax reclaims receivable	24,888	90,922	—
Prepaid expenses	20,011	20,570	19,494
Total Assets	24,933,418	89,950,871	72,383,555
Liabilities
Payable for fund shares redeemed	—	—	1,845
Payable for investments purchased	—	256,666	—
Payable for distributions to shareholders	28,698	—	—
Payable to Adviser	3,660	54,650	29,352
Payable to affiliates	8,198	9,724	9,337
Payable to auditors	8,896	8,895	8,895
Other accrued expenses	1,557	5,131	2,678
Total Liabilities	51,009	335,066	52,107
Net Assets	$24,882,409	$89,615,805	$72,331,448
Net Assets consist of:
Paid-in capital	$16,404,365	$74,026,653	$50,312,884
Accumulated earnings	8,478,044	15,589,152	22,018,564
Net Assets	$24,882,409	$89,615,805	$72,331,448
Institutional Shares:
Net Assets	$24,882,409	$89,615,805	$72,331,448
Shares outstanding (unlimited number of shares authorized, no par value)	1,613,443	6,780,472	4,236,828
Net asset value, offering and redemption price per share	$15.42	$13.22	$17.07

See accompanying notes which are an integral part of these financial statements.

16

Guardian Capital Funds
Statements of Operations
For the six months ended March 31, 2024 - (Unaudited)

		Guardian
	Guardian	Capital
	Capital	Fundamental
	Dividend	Global Equity	Alta Quality
	Growth Fund	Fund	Growth Fund
Investment Income
Dividend income (net of foreign taxes withheld of $11,638, $16,638 and $4,303)	$252,513	$578,335	$243,621
Interest income	—	—	16,319
Total investment income	252,513	578,335	259,940
Expenses
Adviser	85,860	340,099	242,646
Administration	33,035	39,101	36,989
Legal	9,594	11,094	9,594
Trustee	8,686	8,686	8,686
Audit and tax preparation	8,671	8,670	8,670
Transfer agent	6,676	10,014	10,014
Registration	5,204	4,870	8,237
Compliance services	5,067	5,067	5,067
Custodian	3,597	17,119	3,754
Report printing	1,821	3,237	3,832
Pricing	619	865	285
Miscellaneous	12,146	13,386	13,805
Total expenses	180,976	462,208	351,579
Fees contractually waived by Adviser	(72,261)	(41,666)	(96,075)
Net operating expenses	108,715	420,542	255,504
Net investment income	143,798	157,793	4,436
Net Realized and Change in Unrealized
Gain (Loss) on Investments
Net realized gain (loss) on investment securities transactions	(9,836)	1,904,700	(1,199,610)
Net realized gain (loss) on foreign currency transactions	169	(13,895)	—
Net change in unrealized appreciation of investment securities	3,906,013	8,529,776	12,677,304
Net change in unrealized appreciation on foreign currency translations	211	1,844	—
Net realized and change in unrealized gain on investments	3,896,557	10,422,425	11,477,694
Net increase in net assets resulting from operations	$4,040,355	$10,580,218	$11,482,130

See accompanying notes which are an integral part of these financial statements.

17

Guardian Capital Funds
Statements of Changes in Net Assets

	Guardian Capital Dividend Growth
	Fund
		For the
	For the Six	Year Ended
	Months Ended	September 30,
	March 31, 2024	2023
	(Unaudited)
Increase (Decrease) in Net Assets due to:
Operations
Net investment income	$143,798	$346,487
Net realized loss on investment securities transactions	(9,667)	(459,300)
Net change in unrealized appreciation of investment securities	3,906,224	3,433,731
Net increase in net assets resulting from operations	4,040,355	3,320,918
Distributions to Shareholders from:
Earnings	(148,229)	(572,974)
Total distributions	(148,229)	(572,974)
Capital Transactions - Institutional Shares
Proceeds from shares sold	96,995	—
Reinvestment of distributions	103,885	468,216
Net increase in net assets resulting from capital transactions	200,880	468,216
Total Increase in Net Assets	4,093,006	3,216,160
Net Assets
Beginning of period	20,789,403	17,573,243
End of period	$24,882,409	$20,789,403
Share Transactions - Institutional Shares
Shares sold	6,291	—
Shares issued in reinvestment of distributions	6,939	37,055
Net increase in shares	13,230	37,055

See accompanying notes which are an integral part of these financial statements.

18

Guardian Capital Funds
Statements of Changes in Net Assets (continued)

	Guardian Capital Fundamental
	Global Equity Fund
		For the
	For the Six	Year Ended
	Months Ended	September 30,
	March 31, 2024	2023
	(Unaudited)
Increase (Decrease) in Net Assets due to:
Operations
Net investment income	$157,793	$410,983
Net realized gain on investment securities transactions	1,890,805	1,756,488
Net change in unrealized appreciation of investment securities	8,531,620	7,534,318
Net increase in net assets resulting from operations	10,580,218	9,701,789
Distributions to Shareholders from:
Earnings	(2,169,463)	(701,199)
Total distributions	(2,169,463)	(701,199)
Capital Transactions - Institutional Shares
Proceeds from shares sold	1,640,686	41,348,047
Reinvestment of distributions	2,150,558	671,327
Amount paid for shares redeemed	(1,414,827)	(438,677)
Net increase in net assets resulting from capital transactions	2,376,417	41,580,697
Total Increase in Net Assets	10,787,172	50,581,287
Net Assets
Beginning of period	78,828,633	28,247,346
End of period	$89,615,805	$78,828,633
Share Transactions - Institutional Shares
Shares sold	126,976	3,697,496
Shares issued in reinvestment of distributions	169,602	59,281
Shares redeemed	(110,702)	(36,874)
Net increase in shares	185,877	3,719,903

See accompanying notes which are an integral part of these financial statements.

19

Guardian Capital Funds
Statements of Changes in Net Assets (continued)

	Alta Quality Growth Fund
	For the
	For the Six	Year Ended
	Months Ended	September 30,
	March 31, 2024	2023
	(Unaudited)
Increase (Decrease) in Net Assets due to:
Operations
Net investment income	$4,436	$21,883
Net realized gain (loss) on investment securities transactions	(1,199,610)	73,179
Net change in unrealized appreciation of investment securities	12,677,304	8,478,170
Net increase in net assets resulting from operations	11,482,130	8,573,232
Distributions to Shareholders from:
Earnings	(73,256)	(2,565,420)
Total distributions	(73,256)	(2,565,420)
Capital Transactions - Institutional Shares
Proceeds from shares sold	5,348,595	17,106,042
Reinvestment of distributions	61,721	2,349,234
Amount paid for shares redeemed	(2,306,086)	(6,772,532)
Net increase in net assets resulting from capital transactions	3,104,230	12,682,744
Total Increase in Net Assets	14,513,104	18,690,556
Net Assets
Beginning of period	57,818,344	39,127,788
End of period	$72,331,448	$57,818,344
Share Transactions - Institutional Shares
Shares sold	327,819	1,237,131
Shares issued in reinvestment of distributions	3,884	189,454
Shares redeemed	(146,766)	(489,025)
Net increase in shares	184,937	937,560

See accompanying notes which are an integral part of these financial statements.

20

Guardian Capital Dividend Growth Fund – Institutional Class
Financial Highlights

(For a share outstanding during each period)

	For the Six
	Months				For the Five
	Ended				Months			For the
	March		For the Years Ended		Ended		For the Year	Period
	31, 2024		September 30,		September		Ended April	Ended April
	(Unaudited)		2023	2022	30, 2021(a)		30, 2021	30, 2020(b)
Net asset value, beginning of period	$12.99		$11.24	$12.87	$12.68		$9.85	$10.00
Investment operations:
Net investment income	0.09		0.22	0.22	0.11		0.16	0.17
Net realized and unrealized gain (loss) on investments	2.43		1.89	(1.63)	0.20		2.82	(0.16)
Total from investment operations	2.52		2.11	(1.41)	0.31		2.98	0.01
Distributions from:
Net investment income	(0.09)		(0.22)	(0.22)	(0.12)		(0.15)	(0.16)
Net realized gains	—		(0.14)	—	—		—	—
Total from distributions	(0.09)		(0.36)	(0.22)	(0.12)		(0.15)	(0.16)
Net asset value, end of period	$15.42		$12.99	$11.24	$12.87		$12.68	$9.85
Total Return(c)	19.44	% (d)	18.91%	(11.11)%	2.42	% (d)	30.41%	0.10	% (d)
Ratios/Supplemental Data:
Net assets, end of period (000 omitted)	$24,882		$20,789	$17,573	$19,864		$19,449	$14,953
Before waiver or recoupment:
Ratio of expenses to average net assets	1.58	% (e)	1.66%	1.67%	1.78	% (e)	1.73%	1.94	% (e)
After waiver or recoupment:
Ratio of expenses to average net assets	0.95	% (e)	0.95%	0.95%	0.95	% (e)	0.95%	0.95	% (e)
Ratio of net investment income to average net assets	1.26	% (e)	1.71%	1.71%	1.94	% (e)	1.40%	1.64	% (e)
Portfolio turnover rate	4	% (d)	7%	25%	6	% (d)	47%	29	% (d)

(a)	The Fund changed its fiscal year end to September 30.

(b)	For the period May 1, 2019 (commencement of operations) to April 30, 2020.

(c)	Total return represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of distributions.

(d)	Not annualized.

(e)	Annualized.

See accompanying notes which are an integral part of these financial statements.

21

Guardian Capital Fundamental Global Equity Fund - Institutional Shares
Financial Highlights

(For a share outstanding during each period)

	For the Six
	Months					For the
	Ended					Period
	March					Ended
	31, 2024		For the Years Ended September 30,			September
	(Unaudited)		2023	2022	2021	30, 2020(a)
Net asset value, beginning of period	$11.95		$9.83	$12.84	$10.62	$10.00
Investment operations:
Net investment income	0.02		0.07	0.03	0.03	0.02
Net realized and unrealized gain (loss) on investments	1.57		2.16	(2.65)	2.22	0.62
Total from investment operations	1.59		2.23	(2.62)	2.25	0.64
Distributions from:
Net investment income	(0.02)		(0.05)	(0.02)	(0.03)	(0.02)
Net realized gains	(0.30)		(0.06)	(0.37)	—	—
Total from distributions	(0.32)		(0.11)	(0.39)	(0.03)	(0.02)
Net asset value, end of period	$13.22		$11.95	$9.83	$12.84	$10.62
Total Return(b)	13.50	% (c)	22.73%	(21.15)%	21.19%	6.39	% (c)
Ratios/Supplemental Data:
Net assets, end of period (000 omitted)	$89,616		$78,829	$28,247	$29,756	$22,862
Before waiver or recoupment:
Ratio of expenses to average net assets	1.09	% (d)	1.13%	1.51%	1.53%	1.82	% (d)
After waiver or recoupment:
Ratio of expenses to average net assets	0.99	% (d)	0.99%	0.99%	0.99%	0.99	% (d)
Ratio of net investment income to average net assets	0.37	% (d)	0.58%	0.28%	0.22%	0.26	% (d)
Portfolio turnover rate	13	% (c)	4%	4%	14%	10	% (c)

(a)	For the period December 19, 2019 (commencement of operations) to September 30, 2020.

(b)	Total return represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of distributions.

(c)	Not annualized.

(d)	Annualized.

See accompanying notes which are an integral part of these financial statements.

22

Alta Quality Growth Fund - Institutional Shares
Financial Highlights

(For a share outstanding during each period)

	For the Six
	Months						For the
	Ended						Period
	March						Ended
	31, 2024		For the Years Ended September 30,				September
	(Unaudited)		2023	2022	2021	2020	30, 2019(a)
Net asset value, beginning of period	$14.27		$12.56	$17.65	$13.80	$12.57	$10.00
Investment operations:
Net investment income (loss)	—(b)		0.01	(0.04)	(0.05)	0.02	0.04
Net realized and unrealized gain (loss) on investments	2.82		2.51	(4.70)	3.91	1.59	2.53
Total from investment operations	2.82		2.52	(4.74)	3.86	1.61	2.57
Distributions from:
Net investment income	—		—	—	(0.01)	(0.05)	—
Net realized gains	(0.02)		(0.81)	(0.35)	—	(0.33)	—
Total from distributions	(0.02)		(0.81)	(0.35)	(0.01)	(0.38)	—
Net asset value, end of period	$17.07		$14.27	$12.56	$17.65	$13.80	$12.57
Total Return(c)	19.76	% (d)	21.04%	(27.45)%	27.96%	12.92%	25.70	% (d)
Ratios/Supplemental Data:
Net assets, end of period (000 omitted)	$72,331		$57,818	$39,128	$51,805	$38,490	$27,446
Before waiver or recoupment:
Ratio of expenses to average net assets	1.09	% (e)	1.16%	1.18%	1.18%	1.30%	1.54	% (e)
After waiver or recoupment:
Ratio of expenses to average net assets	0.79	% (e)	0.79%	0.79%	0.79%	0.79%	0.79	% (e)
Ratio of net investment income (loss) to average net assets	0.01	% (e)	0.04%	(0.24)%	(0.32)%	0.14%	0.45	% (e)
Portfolio turnover rate	3	% (d)	22%	19%	16%	26%	16	% (d)

(a)	For the period December 19, 2018 (commencement of operations) to September 30, 2019.

(b)	Rounds to less than $0.005 per share.

(c)	Total return represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of distributions.

(d)	Not annualized.

(e)	Annualized.

See accompanying notes which are an integral part of these financial statements.

23

Guardian Capital Funds
Notes to the Financial Statements
March 31, 2024 - (Unaudited)

NOTE 1. ORGANIZATION

The Guardian Capital Dividend Growth Fund (“Guardian Dividend Fund”), Guardian Capital Fundamental Global Equity Fund (“Guardian Equity Fund”) and Alta Quality Growth Fund (“Alta Growth Fund”) (each a “Fund” and, collectively the “Funds”) were organized as diversified (Guardian Dividend Fund and Alta Growth Fund) and non-diversified (Guardian Equity Fund) series of the Capitol Series Trust (the “Trust”). The Funds are registered under the Investment Company Act of 1940, as amended (“1940 Act”). The Trust is an open-end investment company established under the laws of Ohio by an Agreement and Declaration of Trust dated September 18, 2013 as amended and restated November 18, 2021 (the “Trust Agreement”). The Trust Agreement permits the Board of Trustees of the Trust (the “Board”) to issue an unlimited number of shares of beneficial interest of separate series without par value. The Guardian Dividend Fund’s and Guardian Equity Fund’s investment adviser is Guardian Capital LP and the Alta Growth Fund’s investment adviser is Alta Capital Management, LLC (each an “Adviser”). Alta Capital Management, LLC is a wholly-owned U.S. domiciled subsidiary of Guardian Capital LP. The Guardian Equity Fund’s sub-adviser is GuardCap Asset Management Limited, a non-U.S. wholly-owned subsidiary of Guardian Capital LP domiciled in the United Kingdom. The investment objective of the Guardian Dividend Fund is to provide long-term capital appreciation and current income. The investment objective of the Guardian Equity Fund is to provide long-term capital appreciation. The investment objective of the Alta Growth Fund is to seek long-term growth of capital with lower than market volatility.

Each Fund currently offers one class of shares, Institutional Shares. Each share represents an equal proportionate interest in the assets and liabilities belonging to the Funds and is entitled to such dividends and distributions out of income belonging to the Funds as are declared by the Board.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

The Funds are investment companies and follow accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies”. The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).

Regulatory Update – Tailored Shareholder Reports for Mutual Funds and Exchange-Traded Funds (“ETFs”) – Effective January 24, 2023, the Securities and Exchange Commission adopted rule and form amendments that will result in changes to the design and delivery of shareholder reports of mutual funds and ETFs, requiring them to transmit

24

Guardian Capital Funds
Notes to the Financial Statements (continued)
March 31, 2024 - (Unaudited)

concise and visually engaging streamlined annual and semi-annual reports to shareholders that highlight key information. Other information, including financial statements, will no longer appear in a streamlined shareholder report but must be available online, delivered free of charge upon request, and filed on a semi-annual basis on Form N-CSR. The rule and form amendments have a compliance date of July 24, 2024.

Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Foreign Currency Translation – The accounting records of the Funds are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange each business day to determine the value of investments, and other assets and liabilities. Purchases and sales of foreign securities, and income and expenses, are translated at the prevailing rate of exchange on the respective date of these transactions. The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuation arising from changes in market prices of securities held. These fluctuations are included with the unrealized gain or loss from investments.

Federal Income Taxes – The Funds make no provision for federal income or excise tax. Each Fund has qualified and intends to qualify each year as a regulated investment company (“RIC”) under subchapter M of the Internal Revenue Code of 1986, as amended, by complying with the requirements applicable to RICs and by distributing substantially all of its taxable income. Each Fund also intends to distribute sufficient net investment income and net capital gains, if any, so that it will not be subject to excise tax on undistributed income and gains. If the required amount of net investment income or gains is not distributed, the Funds could incur a tax expense.

The Funds may be subject to taxes imposed by countries in which they invest. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued and applied to net investment income, net realized gains and unrealized appreciation as such income and/or gains are earned.

The Funds recognize tax benefits or expenses of uncertain tax positions only when the position is “more likely than not” to be sustained assuming examination by tax authorities. Management of the Funds has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the previous three tax year ends and the interim tax period since then, as applicable) and has concluded

25

Guardian Capital Funds
Notes to the Financial Statements (continued)
March 31, 2024 - (Unaudited)

that no provision for unrecognized tax benefits or expenses is required in these financial statements and does not expect this to change over the next twelve months. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations. During the period, the Funds did not incur any interest or penalties.

Expenses – Expenses incurred by the Trust that do not relate to a specific fund are allocated to the individual funds of the Trust based on each fund’s relative net assets or another appropriate basis (as determined by the Board).

Security Transactions and Related Income – Throughout the reporting period, security transactions are accounted for no later than one business day following the trade date. For financial reporting purposes, security transactions are accounted for on trade date on the last business day of the reporting period. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date. Interest income is recorded on an accrual basis and includes, where applicable, the amortization of premium or accretion of discount. Withholding taxes on foreign dividends have been recorded for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates.

Dividends and Distributions – The Guardian Dividend Fund and the Guardian Equity Fund intend to distribute their net investment income quarterly and their net realized long-term and short-term capital gains, if any, at least annually. The Alta Growth Fund intends to distribute its net investment income and net realized long-term and short-term capital gains, if any, at least annually. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. The treatment for financial reporting purposes of distributions made to shareholders during the period from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, they are reclassified among the components of the net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations or net asset value (“NAV”) per share of the Funds.

26

Guardian Capital Funds
Notes to the Financial Statements (continued)
March 31, 2024 - (Unaudited)

NOTE 3. SECURITIES VALUATION AND FAIR VALUE MEASUREMENTS

Each Fund values its portfolio securities at fair value as of the close of regular trading on the New York Stock Exchange (“NYSE”) (normally 4:00 p.m. Eastern Time) on each business day the NYSE is open for business. Fair value is defined as the price that a Fund would receive upon selling an investment or transferring a liability in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. GAAP establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk (the risk inherent in a particular valuation technique used to measure fair value including a pricing model and/or the risk inherent in the inputs to the valuation technique). Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained and available from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of each Fund’s investments. These inputs are summarized in the three broad levels listed below.

●	Level 1 – unadjusted quoted prices in active markets for identical investments and/or registered investment companies where the value per share is determined and published and is the basis for current transactions for identical assets or liabilities at the valuation date

●	Level 2 – other significant observable inputs (including, but not limited to, quoted prices for an identical security in an inactive market, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

●	Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining fair value of investments based on the best information available)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy which is reported is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

27

Guardian Capital Funds
Notes to the Financial Statements (continued)
March 31, 2024 - (Unaudited)

In computing the NAV of the Funds, fair value is based on market valuations with respect to portfolio securities for which market quotations are readily available. Pursuant to Board approved policies, the Funds rely on independent third-party pricing services to provide the current market value of securities. Those pricing services value equity securities, including exchange-traded funds, exchange-traded notes, closed-end funds and preferred stocks, traded on a securities exchange at the last reported sales price on the principal exchange. Equity securities quoted by NASDAQ are valued at the NASDAQ Official Closing Price. If there is no reported sale on the principal exchange, equity securities are valued at the mean between the most recent quoted bid and asked price. When using market quotations or close prices provided by the pricing service and when the market is considered active, the security will be classified as a Level 1 security. Investments in open-end mutual funds, including money market mutual funds, are generally priced at the ending NAV provided by the pricing service of the funds and are generally categorized as Level 1 securities.

In the event that market quotations are not readily available or are considered unreliable due to market or other events, securities are valued in good faith by the Adviser as “valuation designee” under the oversight of the Board. The Adviser has adopted written policies and procedures for valuing securities and other assets in circumstances where market quotes are not readily available. In the event that market quotes are not readily available, and the security or asset cannot be valued pursuant to one of the valuation methods, the value of the security or asset will be determined in good faith by the Adviser pursuant to its policies and procedures. On a quarterly basis, the Adviser’s fair valuation determinations will be reviewed by the Board. Under these policies, the securities will be classified as Level 2 or 3 within the fair value hierarchy, depending on the inputs used.

The following is a summary of the inputs used to value the Funds’ investments as of March 31, 2024:

		Valuation Inputs
Assets	Level 1	Level 2	Level 3	Total
Guardian Dividend Fund
Common Stocks (a)	$24,484,006	$—	$—	$24,484,006
Money Market Funds	369,109	—	—	369,109
Total	$24,853,115	$—	$—	$24,853,115

Guardian Equity Fund
Common Stocks (a)	$88,728,012	$—	$—	$88,728,012
Money Market Funds	564,817	—	—	564,817
Total	$89,292,829	$—	$—	$89,292,829

Alta Growth Fund
Common Stocks (a)	$71,243,050	$—	$—	$71,243,050
Total	$71,243,050	$—	$—	$71,243,050

(a)	Refer to Schedule of Investments for sector classifications.

28

Guardian Capital Funds
Notes to the Financial Statements (continued)
March 31, 2024 - (Unaudited)

The Funds did not hold any investments during or at the end of the reporting period in which significant unobservable inputs (Level 3) were used in determining fair value; therefore, no reconciliation of Level 3 securities is included for this reporting period.

NOTE 4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES AND OTHER SERVICE PROVIDERS

Each Adviser manages its Funds’ investments under the terms of the investment advisory agreement with the Trust with respect to each Fund (each an “Agreement”). As compensation for its management services, each Fund pays its Adviser a fee based on the Fund’s average daily net assets as follows:

	Guardian Dividend	Guardian Equity
	Fund	Fund	Alta Growth Fund
Management fee rate	0.75%	0.80%	0.75%
Management fees earned	$85,860	$340,099	$242,646
Fees waived/expenses reimbursed	$(72,261)	$(41,666)	$(96,075)

Each Adviser has contractually agreed to waive its management fee and/or reimburse expenses so that total annual operating expenses (excluding (i) interest; (ii) taxes; (iii) brokerage fees and commissions; (iv) other extraordinary expenses not incurred in the ordinary course of each Fund’s business; (v) dividend expenses on short sales; and (vi) indirect expenses such as acquired fund fees and expenses) do not exceed 0.95% of the Guardian Dividend Fund’s, 0.99% of the Guardian Equity Fund’s and 0.79% of the Alta Growth Fund’s average daily net assets through January 31, 2025 (“Expense Limitation”). During any fiscal year that the Agreements between each Adviser and the Trust is in effect, the Adviser may recoup the sum of all fees previously waived or expenses reimbursed with respect to each Fund it advises, less any reimbursement previously paid, provided that the Adviser is only permitted to recoup fees or expenses within 36 months from the date the fee waiver or expense reimbursement took effect and provided further that such recoupment can be achieved within the Expense Limitation currently in effect and the Expense Limitation in place when the waiver/reimbursement occurred. This Expense Limitation agreement may not be terminated by the Adviser prior to its expiration date, but the Board may terminate such agreement at any time.

29

Guardian Capital Funds
Notes to the Financial Statements (continued)
March 31, 2024 - (Unaudited)

As of March 31, 2024, each respective Adviser may seek repayment of investment advisory fee waivers and expense reimbursements in the amount as follows:

		Guardian
		Dividend
Recoverable Through		Fund
April 30, 2024		$11,870
September 30, 2024		63,443
September 30, 2025		147,961
September 30, 2026		144,066
March 31, 2027		72,261

	Guardian	Alta Growth
Recoverable Through	Equity Fund	Fund
September 30, 2024	$—	$93,671
September 30, 2025	109,000	192,184
September 30, 2026	102,610	183,313
March 31, 2027	41,666	96,075

The Trust retains Ultimus Fund Solutions, LLC (the “Administrator”) to provide the Funds with administration, fund accounting and transfer agent services, including all regulatory reporting. Northern Lights Compliance Services, LLC (“NLCS”), an affiliate of the Administrator, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust.

The Board supervises the business activities of the Trust. Each Trustee serves as a Trustee for the lifetime of the Trust or until the earlier of his or her required retirement as a Trustee at age 78 (which may be extended for up to two years in an emeritus non-voting capacity at the pleasure and request of the Board), or until he/she dies, resigns, or is removed, whichever is sooner. “Independent Trustees,” meaning those Trustees who are not “interested persons” of the Trust, as defined in the 1940 Act, as amended, have each received an annual retainer of $1,500 per Fund and $500 per Fund for each quarterly Board meeting though March 31, 2023. Effective April 1, 2023, the annual retainer increased to $2,000 per Fund. In addition, each Independent Trustee may be compensated for preparation related to and participation in any special meetings of the Board and/or any Committee of the Board, with such compensation determined on a case-by-case basis based on the length and complexity of the meeting. The Trust also reimburses Trustees for out-of-pocket expense incurred in conjunction with attendance at Board meetings.

The officers and one trustee of the Trust are employees of the Administrator. Ultimus Fund Distributors, LLC (the “Distributor”) acts as the principal distributor of each Fund’s shares. The Distributor is a wholly-owned subsidiary of the Administrator. The Distributor is compensated by the Adviser (not the Funds) for acting as principal underwriter.

30

Guardian Capital Funds
Notes to the Financial Statements (continued)
March 31, 2024 - (Unaudited)

NOTE 5. PURCHASES AND SALES OF SECURITIES

For the six months ended March 31, 2024, purchases and sales of investment securities, other than short-term investments, were as follows:

	Guardian	Guardian	Alta Growth
	Dividend Fund	Equity Fund	Fund
Purchases	$904,198	$11,039,293	$4,718,562
Sales	$893,235	$10,443,679	$1,795,736

There were no purchases or sales of long-term U.S. government obligations during the six months ended March 31, 2024.

NOTE 6. FEDERAL TAX INFORMATION

At March 31, 2024, the net unrealized appreciation (depreciation) and tax cost of investments for tax purposes were as follows:

	Guardian	Guardian	Alta Growth
	Dividend Fund	Equity Fund	Fund
Gross unrealized appreciation	$9,133,862	$18,079,344	$23,533,802
Gross unrealized depreciation	(186,141)	(4,189,812)	(130,834)
Net unrealized appreciation/(depreciation) on investments	$8,947,721	$13,889,532	$23,402,968
Tax cost of investments	$15,905,394	$75,403,297	$47,840,082

The tax character of distributions paid for the fiscal year ended September 30, 2023, the Funds’ most recent fiscal year end, were as follows:

	Guardian	Guardian	Alta Growth
	Dividend Fund	Equity Fund	Fund
Distributions paid from:
Ordinary income(a)	$346,641	$297,126	$—
Long-term capital gains	229,867	400,284	2,565,420
Total distributions paid	$576,508	$697,410	$2,565,420

(a)	Short-term capital gain distributions are treated as ordinary income for tax purposes.

31

Guardian Capital Funds
Notes to the Financial Statements (continued)
March 31, 2024 - (Unaudited)

At September 30, 2023, the components of accumulated earnings (deficit) on a tax basis were as follows:

	Guardian
	Dividend	Guardian	Alta Growth
	Fund	Equity Fund	Fund
Undistributed ordinary income	$24,701	$5,287	$—
Undistributed long-term capital gains	—	1,867,459	—
Distributions payable	(20,207)	(1,842)	—
Accumulated capital and other losses	(470,690)	—	(100,690)
Unrealized appreciation on investments(a)	5,052,114	5,307,493	10,710,380
Total accumulated earnings	$4,585,918	$7,178,397	$10,609,690

(a)	The difference between book basis and tax basis unrealized appreciation (depreciation) is primarily attributable to the tax deferral of wash losses.

As of September 30, 2023, the Guardian Dividend Fund had available for tax purposes unused capital loss carryforwards of $178,197 and $292,493 of short-term and long-term capital loss carryforwards, respectively, with no expiration, which was available to offset against future taxable net capital gains. To the extent that these carryforwards are used to offset future gains, it is probable that the amount offset will not be distributed to shareholders.

Certain qualified late year ordinary losses incurred after October 31, and within the current taxable year, are deemed to arise on the first business day of the Funds following taxable year. For the tax year ended September 30, 2023, the Alta Growth Fund deferred post October qualified losses in the amount of $100,690.

NOTE 7. SECTOR RISK

If a Fund has significant investments in the securities of issuers within a particular sector, any development affecting that sector will have a greater impact on the value of the net assets of the Fund than would be the case if the Fund did not have significant investments in that sector. In addition, this may increase the risk of loss in a Fund and increase the volatility of a Fund’s NAV per share. For instance, economic or market factors, regulatory changes or other developments may negatively impact all companies in a particular sector, and therefore the value of a Fund’s portfolio will be adversely affected. As of March 31, 2024, the Guardian Dividend Fund and Alta Growth Fund had 30.70% and 42.85% of the value of their net assets invested in stocks within the Technology sector, respectively.

32

Guardian Capital Funds
Notes to the Financial Statements (continued)
March 31, 2024 - (Unaudited)

NOTE 8. BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a) (9) of the 1940 Act. As of March 31, 2024, Alexandria Bancorp Limited owned 100%, 31% and 47% of the Guardian Dividend Fund, Guardian Equity Fund and Alta Growth Fund, respectively. National Financial Services LLC owned 54% of the Guardian Equity Fund. As a result, Alexandria Bancorp Limited and National Financial Services LLC may be deemed to control the Funds.

NOTE 9. COMMITMENTS AND CONTINGENCIES

The Trust indemnifies its officers and Trustees for certain liabilities that may arise from their performance of their duties to the Trust or the Funds. Additionally, in the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties which provide general indemnifications. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred.

NOTE 10. SUBSEQUENT EVENTS

Management of the Funds has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date at which these financial statements were issued. Based upon this evaluation, management has determined there were no items requiring adjustment of the financial statements or additional disclosure.

33

Liquidity Risk Management Program (Unaudited)

The Trust has adopted and implemented a written liquidity risk management program (the “Program”) as required by Rule 22e-4 (the “Liquidity Rule”) under the 1940 Act. The Program applies to each individual series of the Trust. The Program is reasonably designed to assess and manage the Fund’s liquidity risk, taking into consideration, among other factors, the Fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions; its short and long-term cash flow projections; and its cash holdings and access to other funding sources. The Board approved the appointment of the Liquidity Administrator Committee, comprising certain Trust officers and employees of the Adviser. The Liquidity Administrator Committee maintains Program oversight and reports to the Board on at least an annual basis regarding the Program’s operational effectiveness through a written report (the “Report”). The Report outlined the operation of the Program and the adequacy and effectiveness of the Program’s implementation and was presented to the Board for consideration at its meeting held on December 7 and 8, 2023. During the review period, the Fund did not experience unusual stress or disruption to its operations related to purchase and redemption activity. Also, during the review period the Fund held adequate levels of cash and highly liquid investments to meet shareholder redemption activities in accordance with applicable requirements. The Report concluded that the Program is reasonably designed to prevent violation of the Liquidity Rule and has been effectively implemented.

34

Summary of Fund Expenses (Unaudited)

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in each Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Each Fund’s example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from October 1, 2023 through March 31, 2024.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table for each class is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if transaction costs were included, your costs would have been higher.

		Beginning	Ending
		Account	Account	Expenses
		Value	Value	Paid	Annualized
		October 1,	March 31,	During	Expense
		2023	2024	Period(a)	Ratio
Guardian Dividend Fund
Institutional Shares	Actual	$1,000.00	$1,194.40	$5.21	0.95%
	Hypothetical(b)	$1,000.00	$1,020.25	$4.80	0.95%
Guardian Equity Fund
Institutional Shares	Actual	$1,000.00	$1,135.00	$5.28	0.99%
	Hypothetical(b)	$1,000.00	$1,020.05	$5.00	0.99%
Alta Growth Fund
Institutional Shares	Actual	$1,000.00	$1,197.60	$4.34	0.79%
	Hypothetical(b)	$1,000.00	$1,021.05	$3.99	0.79%

(a)	Expenses are equal to the Fund’s annualized expense ratios, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

(b)	Hypothetical assumes 5% annual return before expenses.

35

FACTS	WHAT DO THE GUARDIAN CAPITAL FUNDS (THE “FUNDS”) DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depend on the product or service you have with us. This information can include:

■     Social Security number

■     account balances and account transactions

■     transaction or loss history and purchase history

■     checking account information and wire transfer instructions

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons the Funds choose to share; and whether you can limit this sharing.

Reasons we can share your personal information	Do the Funds share?
For our everyday business purposes— such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes
For our marketing purposes— to offer our products and services to you	No
For joint marketing with other financial companies	No
For our affiliates’ everyday business purposes— information about your transactions and experiences	No
For our affiliates’ everyday business purposes— information about your creditworthiness	No
For nonaffiliates to market to you	No

Questions?	Call (800) 957-0681

36

Who we are
Who is providing this notice?	Guardian Capital Funds Ultimus Fund Distributors, LLC (Distributor) Ultimus Fund Solutions, LLC (Administrator)
What we do
How do the Funds protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.
How do the Funds collect my personal information?

We collect your personal information, for example, when you

■     open an account or deposit money

■     buy securities from us or sell securities to us

■     make deposits or withdrawals from your account

■     give us your account information

■     make a wire transfer

■     tell us who receives the money

■     tell us where to send the money

■     show your government-issued ID

■     show your driver’s license

Why can’t I limit all sharing?

Federal law gives you the right to limit only

■     sharing for affiliates’ everyday business purposes —information about your creditworthiness

■     affiliates from using your information to market to you

■     sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates

Companies related by common ownership or control. They can be financial and nonfinancial companies.

■     Guardian Capital LP and Alta Capital Management, LLC, the investment advisers to the Funds, could be deemed to be affiliates.

Nonaffiliates

Companies not related by common ownership or control. They can be financial and nonfinancial companies.

■     The Guardian Capital Funds do not share your personal information with nonaffiliates so they can market to you

Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ■ The Guardian Capital Funds do not jointly market.

37

PROXY VOTING

A description of the policies and procedures that each Fund uses to determine how to vote proxies relating to portfolio securities and information regarding how each Fund voted those proxies during the most recent twelve month period ended June 30, are available (1) without charge upon request by calling the Funds at (800) 957-0681 and (2) in Fund documents filed with the SEC on the SEC’s website at www.sec.gov.

TRUSTEES Walter B. Grimm, Chairman Lori Kaiser Janet Smith Meeks Mary Madick	INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM Ernst & Young LLP 221 East 4th Street, Suite 2900 Cincinnati, OH 45202

OFFICERS Matthew J. Miller, Chief Executive Officer and President Zachary P. Richmond, Chief Financial Officer and Treasurer Martin R. Dean, Chief Compliance Officer Tiffany R. Franklin, Secretary	LEGAL COUNSEL Practus, LLP 11300 Tomahawk Creek Parkway, Suite 310 Leawood, KS 66211

INVESTMENT ADVISERS Guardian Capital LP 199 Bay Street, Suite 3100 P.O. Box 201 Toronto,Ontario M5L 1E8 Alta Capital Management, LLC 6440 South Wasatch Boulevard, Suite 260 Salt Lake City, UT 84121	CUSTODIAN Huntington National Bank 41 South High Street Columbus, OH 43215

DISTRIBUTOR Ultimus Fund Distributors, LLC 225 Pictoria Drive, Suite 450 Cincinnati, OH 45246	ADMINISTRATOR, TRANSFER AGENT AND FUND ACCOUNTANT Ultimus Fund Solutions, LLC 225 Pictoria Drive, Suite 450 Cincinnati, OH 45246

This report is intended only for the information of shareholders or those who have received the Funds’ prospectus which contains information about the Funds’ management fee and expenses. Please read the prospectus carefully before investing.

Distributed by Ultimus Fund Distributors, LLC, Member FINRA/SIPC

GUARDIAN-SAR-24

(b)	NOT APPLICABLE.

Item 2. Code of Ethics.

NOT APPLICABLE – disclosed with annual report

Item 3. Audit Committee Financial Expert.

NOT APPLICABLE – disclosed with annual report

Item 4. Principal Accountant Fees and Services.

NOT APPLICABLE – disclosed with annual report

Item 5. Audit Committee of Listed Registrants.

NOT APPLICABLE – disclosed with annual report

Item 6. Schedule of Investments.

Schedule filed with Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

NOT APPLICABLE – applies to closed-end funds only

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

NOT APPLICABLE – applies to closed-end funds only

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

NOT APPLICABLE – applies to closed-end funds only

Item 10. Submission of Matters to a Vote of Security Holders.

The guidelines applicable to shareholders desiring to submit recommendations for nominees to the Registrant's board of trustees are contained in the statement of additional information of the Trust with respect to the Fund(s) for which this Form N-CSR is being filed.

Item 11. Controls and Procedures.

(a) Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “Act”)) as of a date within 90 days of the filing date of this report, the registrant’s principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

NOT APPLICABLE – applies to closed-end funds only

Item 13. Exhibits.

(a)(1) NOT APPLICABLE – disclosed with annual report

(a)(2) Certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2under the Investment Company Act of 1940 are filed herewith.

(a)(3) NOT APPLICABLE.

(b) Certification pursuant to 18 U.S.C. Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 is filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Capitol Series Trust

By (Signature and Title)	/s/ Matthew J. Miller
Matthew J. Miller, President and Principal Executive Officer

Date	6/6/2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Matthew J. Miller
Matthew J. Miller, President and Principal Executive Officer

Date	6/6/2024

By (Signature and Title)	/s/ Zachary P. Richmond
Zachary P. Richmond, Treasurer and Principal Financial Officer

Date	6/6/2024